                                                    Registration No. 2-64233
                                                    (under the Securities Act
                                                    of 1933)
                                                    Registration No. 811-2918
                                                    (under the Investment
                                                    Company Act of 1940)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )


         Pre-Effective Amendment No.                                       ( )
         Post-Effective Amendment No. 43                                   (X)


                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )


         Amendment No. 44                                                  (X)


                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                  ---------------------------------------------
                            Lexington, Kentucky 40507
                            -------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (859) 254-7741
        -----------------------------------------------------------------

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                            -------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous
            --------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)

____  immediately upon filing pursuant to paragraph (b)


 X    on November 1, 2002 pursuant to paragraph (b)
----


____  60 days after filing pursuant to paragraph (a)(1)
____  on_________pursuant to paragraph (a)(1)
____  75 days after filing pursuant to paragraph (a)(2)
____  on _________pursuant to paragraph (a)(2)
      of rule 485
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.                  Prospectus Caption

        1                 Front and Back Cover Pages
        2                 Dupree Mutual Funds - Summary; Bar Charts and
                          Performance Table
        3                 Fees and Expenses of the Trust
        4                 Organization of the Trust; Dupree Mutual Funds -
                          Summary
        5                 Not Applicable
        6                 Management of the Trust
        7                 Determining Net Asset Value, Buying Shares, Selling
                          Shares, Taxes,
                          Dividends
        8                 Not Applicable
        9                 Financial Highlights

Part B
Item No.          Statement of Additional Information

      10                  Cover Page; Table of Contents
      11                  General Information and History
      12                  Investment Objectives and Policies; Portfolio Turnover
                          Investment Restrictions
      13                  Investment Adviser; Officers and Trustees
      14                  Officers and Trustees, Shares of Beneficial Interest
      15                  Investment Adviser and Other Services
      16                  Portfolio Transactions
      17                  Shares of Beneficial Interest
      18                  How to Purchase Shares; How to Redeem Shares; How We
                          Compute Our Yields
      19                  Tax Information
      20                  Not Applicable
      21                  How We Compute Our Yields
      22                  Financial Statements

Prospectus
November 1, 2002

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(859) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.

These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


 2       Dupree Mutual Funds Summary

 4       Charts and Tables

10       Trust Expenses

14       Organization of the Trust

15       Investment Objectives

17       Investment Policies and Restrictions

19       Management of the Trust

21       Determining Net Asset Value

21       Buying Shares

22       Selling Shares

25       Dividends

25       Taxes

26       Performance Calculations

27       Financial Highlights

35       Privacy Notice

37       How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES

Investment Objectives and Goals
Investors in our municipal bond series are investors seeking the highest level of tax-free income available without undue risk to principal derived from state specific municipal securities. See "Investment Objectives".

Principal Investment Strategies
Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income with greater share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of ten (10) or more years.

Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series seek a steady flow of income with somewhat less yield but with less share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of two
(2) to five (5) years.

Principal Risks of Investing
The principal risks of investing in any of the single state municipal bond series is the possibility of default on the municipal securities, even though the securities are of investment grade, or loss of money. Investment in any of the single state municipal bond series may involve greater risk than an investment in a fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state or region. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

The portfolios of the Kentucky and Tennessee Tax-Free Income Series are diversified, while the portfolios of all the other single state series are non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that, in periods of rising interest rates, the yield of the series would tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

INTERMEDIATE GOVERNMENT BOND SERIES

Investment Objectives and Goals
Investors in our Intermediate Government Bond Series are seeking the highest level of current income without undue risk to principal derived from securities of the U.S. Government and its agencies.

Principal Investment Strategies
65% of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government of its agencies or instrumentalities, with the remaining 35% of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The average dollar weighted maturity will be three (3) to ten (10) years.

Principal Risks of Investing
The principal risk of investing in the Intermediate Government Bond Series is the possibility of default, even though the securities are of investment grade, or loss of money. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective will be achieved. The series' return and net asset value will fluctuate.

The portfolio of the Intermediate Government Bond Series is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by the issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that in periods of rising interest rates, the yield of the series would tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

BAR CHART AND PERFORMANCE TABLES

The following bar charts and tables provide an indication of the risks of investing in the funds by showing changes in the series performance from year to year over a 10 year period (or since inception if the series has been in existence less than 10 years) and by showing how the Series' average annual returns for one, five and ten years (or since inception) compare to those of a broad-based securities market index. How the Series has performed in the past is not necessarily an indication of how the Series will perform in the future. The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series have not commenced operations.

                         ALABAMA TAX-FREE INCOME SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                         Years             One Year
                         Ending On         Total Return
                           12/31/00            14.03%
                           12/31/01             4.61%

        2002 Year-To-Date Total Return through September 30, 2002: 9.67% Maximum Total Return for the quarter ending December 31, 2000: 4.91% Minimum Total Return for the quarter ending December 31, 2001: .20%

                          AVERAGE ANNUAL TOTAL RETURNS
                         ALABAMA TAX FREE INCOME SERIES

 For quarterly periods ended
 December 31, 2001

                                                                   Inception
                                                      1 year      Jan. 1, 2000
--------------------------------------------------------------------------------

 Return Before Taxes                                  7.287%        10.606%
 Return After Taxes on
      Distributions                                   7.287%        10.606%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                                  7.299%         9.678%

--------------------------------------------------------------------------------

 Index                                      10 YEAR    4.62%          7.86%
  (Reflects no deduction for
  fees, expenses or taxes)                  20 YEAR    4.87%         10.32%

                             KENTUCKY INCOME SERIES

                              Annual Total Returns

                                    [GRAPHIC]

                          Years          One Year
                          Ending on      Total Return
                             12/31/92         9.03%
                             12/31/93        12.75%
                             12/31/94        -2.95%
                             12/31/95        14.22%
                             12/31/96         3.69%
                             12/31/97         8.06%
                             12/31/98         5.65%
                             12/31/99        -1.43%
                             12/31/00         8.05%
                             12/31/01         5.03%

        2002 Year-To-Date Total Return through September 30, 2002: 6.82%
      Maximum Total Return for the quarter ending February 28, 1995: 5.45%
       Minimum Total Return for the quarter ending April 30, 1994: -5.43%

                          AVERAGE ANNUAL TOTAL RETURNS
                         KENTUCKY TAX FREE INCOME SERIES

 For quarterly periods ended
 December 31, 2001

                                                     1 year    5 years  10 years
--------------------------------------------------------------------------------

 Return Before Taxes                                 5.01%     4.99%    6.06%
 Return After Taxes on
      Distributions                                  5.01%     4.99%    5.93%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                                5.016%    4.996%    5.93%

--------------------------------------------------------------------------------

 Index                                  10 YEARS     4.62%     5.94%    6.70%
  (Reflects no deduction for
  fees, expenses or taxes)              20 YEARS     4.87%     6.40%    7.25%

                        KENTUCKY SHORT-TO-MEDIUM SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                      Years                  One Year
                      Ending On              Total Return
                      12/31/92               6.87%
                      12/31/93               5.69%
                      12/31/94               1.02%
                      12/31/95               6.22%
                      12/31/96               3.96%
                      12/31/97               5.18%
                      12/31/98               4.63%
                      12/31/99               0.29%
                      12/31/00               5.49%
                      12/31/01               5.36%

       2002 Year-To-Date Total Return through September 30, 2002: 6.14% Maximum Total Return for the quarter ending January 31, 1992: 2.69% Minimum Total Return for the quarter ending April 30, 1994: -2.11%

                          AVERAGE ANNUAL TOTAL RETURNS
                        KENTUCKY TAX FREE SHORT-TO-MEDIUM

 For the periods ended
 December 31, 2001

                                                1 year    5 years     10 years
------------------------------------------------------------------------------

 Return Before Taxes                             5.36%     4.17%       4.45%
 Return After Taxes on
      Distributions                              5.36%     4.17%       4.45%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                             5.32%     5.23%       4.43%

------------------------------------------------------------------------------

Index                                  3 YEARS   6.59%     5.08%       5.19%
(Reflects no deduction for
fees, expenses or taxes)

                       MISSISSIPPI TAX-FREE INCOME SERIES

                              Annual Total Returns

                                    [GRAPHIC]

                        Years                One Year
                        Ending On            Total Return
                        12/31/00             13.60%
                        12/31/01              5.78%

      2002 Year-To-Date Total Return through September 30, 2002: 9.83% Maximum Total Return for the quarter ending December 31, 2001: 4.69% Minimum Total Return for the quarter ending June 30, 2001: -.005%

                          AVERAGE ANNUAL TOTAL RETURNS
                       MISSISSIPPI TAX FREE INCOME SERIES

 For quarterly periods ended
 December 31, 2001
                                                                   Inception
                                                     1 year      Jan. 1, 2000
-----------------------------------------------------------------------------

 Return Before Taxes                                 5.777%          9.620%
 Return After Taxes on
      Distributions                                  5.777%          9.620%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                                 5.781%          8.796%

-----------------------------------------------------------------------------

 Index                                      10 YEAR   4.62%           7.86%
 (Reflects no deduction for
 fees, expenses or taxes)                   20 YEAR   4.87%          10.32%

                          NORTH CAROLINA INCOME SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                          Years One       One Year
                          Ending On       Total Return
                            12/31/96            5.37%
                            12/31/97            9.83%
                            12/31/98            7.51%
                            12/31/99           -2.72%
                            12/31/00           10.66%
                            12/31/01            2.83%

        2002 Year-To-Date Total Return through September 30, 2002: 8.14%
      Maximaum Total Return for the quarter ending December 31, 2000: 5.37%
       Minimum Total Return for the quarter ending March 31, 1996: -2.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                     NORTH CAROLINA TAX FREE INCOME SERIES

 For quarterly periods ended
 December 31, 2001

                                                                   Inception
                                            1 year      5 years   Dec. 20, 1993
-------------------------------------------------------------------------------

 Return Before Taxes                        2.832%      5.504%       5.952%
 Return After Taxes on
      Distributions                         2.832%      5.495%       5.945%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                        2.851%      5.496%       5.937%

-------------------------------------------------------------------------------

 Index                            10 YEAR    4.62%       5.94%        5.59%
 (Reflects no deduction for
 fees, expenses or taxes)         20 YEAR    4.87%       6.40%        5.95%

                     NORTH CAROLINA SHORT-TO-MEDIUM SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                     Years                    One Year
                     Ending On                Total Return
                       12/31/96                      4.56%
                       12/31/97                      5.03%
                       12/31/98                      4.77%
                       12/31/99                      0.92%
                       12/31/00                      5.52%
                       12/31/01                      5.35%

           2002 Year-To-Date Return through September 30, 2002: 7.39% Maximum Total Return for the quarter ending August 31, 2001: 2.86% Minimum Total Return for the quarter ending June 30, 1999: -0.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                 NORTH CAROLINA TAX FREE SHORT TO MEDIUM SERIES

 For the periods ended
 December 31, 2001
                                                                  Inception
                                            1 year      5 years    11/01/94
---------------------------------------------------------------------------

 Return Before Taxes                        5.35%       4.30%       4.42%
 Return After Taxes on
      Distributions                         5.35%       4.30%       4.42%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                        5.31%       5.21%       4.40%

---------------------------------------------------------------------------

 Index                            3 YEARS   6.59%       5.08%       4.97%
 (Reflects no deduction for
 fees, expenses or taxes)

                            TENNESSEE INCOME SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                        Years               One Year
                        Ending On           Total Return
                         12/31/94                 -1.22%
                         12/31/95                 18.28%
                         12/31/96                  5.15%
                         12/31/97                  9.00%
                         12/31/98                  7.63%
                         12/31/99                 -2.71%
                         12/31/00                  9.72%
                         12/31/01                  4.40%

        2001 Year-To-Date Total Return through September 30, 2001: 4.22% Maximum Total Return for the quarter ending March 31, 1995: 7.29% Minimum Total Return for the quarter ending June 30, 1999: -1.81%

                          AVERAGE ANNUAL TOTAL RETURNS
                        TENNESSEE TAX FREE INCOME SERIES

 For quarterly periods ended
 December 31, 2001
                                                                     Inception
                                              1 year      5 years  Dec. 20, 1993
--------------------------------------------------------------------------------

 Return Before Taxes                           4.40%       5.50%      6.10%
 Return After Taxes on
      Distributions                            4.40%       5.50%      6.10%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                          4.407%      5.493%     6.094%

--------------------------------------------------------------------------------

 Index                           10 YEAR       4.62%       5.94%      5.69%
 (Reflects no deduction for
 fees, expenses or taxes)        20 YEAR       4.87%       6.40%      6.03%

                        TENNESSEE SHORT-TO-MEDIUM SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                        Years                   One Year
                        Ending On               Total Return
                         31-Dec-95                     7.12%
                         31-Dec-96                     3.92%
                         31-Dec-97                     5.38%
                         31-Dec-98                     4.33%
                         31-Dec-99                     1.14%
                         31-Dec-00                     5.61%
                         31-Dec-01                     3.93%

        2002 Year-To-Date Total Return through September 30, 2002: 6.81%
      Maximum Total Return for the quarter ending December 31, 2000: 2.52%
       Minimum Total Return for the quarter ending April 30, 1996: -0.43%

                          AVERAGE ANNUAL TOTAL RETURNS
                    TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

 For the periods ended
 December 31, 2001
                                                                       Inception
                                               1 year      5 years     11/01/94
--------------------------------------------------------------------------------

 Return Before Taxes                            3.93%       4.06%       4.59%
 Return After Taxes on
      Distributions                             3.93%       4.06%       4.59%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                            3.93%       3.92%       4.59%

--------------------------------------------------------------------------------

 Index                            3 YEAR        6.59%       5.08%       5.52%
 (Reflects no deduction for
 fees, expenses or taxes)

                      INTERMEDIATE GOVERNMENT BOND SERIES

                              Annual Total Returns

                                   [GRAPHIC]

                      Years                  One Year
                      Ending On              Total Return
                       31-Dec-93                   11.93%
                       31-Dec-94                   -5.94%
                       31-Dec-95                   17.54%
                       31-Dec-96                    3.14%
                       31-Dec-97                    9.39%
                       31-Dec-98                    7.68%
                       31-Dec-99                   -1.78%
                       31-Dec-00                   12.01%
                       31-Dec-01                    7.44%

        2002 Year-To-Date Total Return through September 30, 2002: 6.38%
      Maximum Total Return for the quarter ending February 28, 1993: 7.63%
        Minimum Total Return for the quarter ending May 31, 1994: -6.00%

                          AVERAGE ANNUAL TOTAL RETURNS
                       INTERMEDIATE GOVERNMENT BOND SERIES

For the periods ended
December 31, 2001

                                                                       Inception
                                                    1 year   5 years   11/01/94
--------------------------------------------------------------------------------

 Return Before Taxes                                 7.44%     6.84%       6.76%
 Return After Taxes on
      Distributions                                  4.88%     4.11%       4.05%
 Return After Taxes on
      Distributions and Sale
      of Fund Shares                                 4.93%     4.13%       4.06%

--------------------------------------------------------------------------------

 Index                            INT TRES INDEX     8.16%     6.97%       6.50%
  (Reflects no deduction for
  fees, expenses or taxes)

Fees and Expenses of the Trust:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                        Alabama     Alabama     Kentucky    Kentucky     Mississippi    Mississippi
                                        Tax-Free    Tax-Free    Tax-Free    Tax-Free     Tax-Free       Tax-Free
                                        Income      Short-to    Income      Short-to     Income         Short-to
                                        Series      Medium      Series      Medium       Series         Medium
                                                    Series                  Series                      Series

SHAREHOLDER FEES: (fees paid directly from your investment)

Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of offering price)      NONE        NONE        NONE        NONE          NONE          NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)      NONE        NONE        NONE        NONE          NONE          NONE
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends
   (and other distributions)
   (as a percentage of offering price)      NONE        NONE        NONE        NONE          NONE          NONE
Redemption Fees
   (as a percentage of amount
   redeemed, if applicable)                 NONE        NONE        NONE        NONE          NONE          NONE
Exchange Fee                                NONE        NONE        NONE        NONE          NONE          NONE
Maximum Account Fee                         NONE        NONE        NONE        NONE          NONE          NONE

                                        North       North       Tennessee   Tennessee    Intermediate
                                        Carolina    Carolina    Tax-Free    Tax-Free     Government
                                        Tax-Free    Tax-Free    Income      Short-to     Bond
                                        Income      Short-to    Series      Medium       Series
                                        Series      Medium                  Series

SHAREHOLDER FEES: (fees paid directly from your investment)
                                                   -

Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of offering price)      NONE        NONE        NONE        NONE          NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)      NONE        NONE        NONE        NONE          NONE
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends
   (and other distributions)
   (as a percentage of offering price)      NONE        NONE        NONE        NONE          NONE
Redemption Fees
   (as a percentage of amount
   redeemed, if applicable)                 NONE        NONE        NONE        NONE          NONE
Exchange Fee                                NONE        NONE        NONE        NONE          NONE
Maximum Account Fee                         NONE        NONE        NONE        NONE          NONE

                                            Alabama     Alabama/4/   Kentucky     Kentucky    Mississippi   Mississippi/4/
                                            Tax-Free    Tax-Free     Tax-Free     Tax-Free    Tax-Free      Tax-Free
                                            Income      Short-to     Income       Short-to    Income        Short-to
                                            Series      Medium       Series       Medium      Series        Medium
                                                        Series                    Series                    Series


Annual Fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                              0.500       0.500       0.425       0.500        0.500         0.500
Distribution Fee                               0.000       0.000       0.000       0.000        0.000         0.000
Shareholder Services Fee                       0.150       0.150       0.121       0.128        0.150         0.150
Other Expenses/3/                              0.156       0.156       0.048       0.065        0.216         0.216
Total Annual Fund Operating Expenses           0.806       0.806       0.594       0.693        0.866         0.866

1 Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts. These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2002.

    Waiver of Fund Expenses                    0.526       0.526       0.000       0.000         0.593        0.593
    Total Actual Annual Fund Operating
    Expenses (after waivers/reimbursements)    0.280       0.280       0.594       0.693        0.273         0.273

2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30, 2002:

                                               0.000       0.000       0.425       0.500        0.000         0.000

3 The Adviser voluntarily reimbursed certain other operating expenses of the Funds. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the funds (after the voluntary reimbursement) for the year ended June 30, 2002:

                                               0.130       0.130       0.000       0.000        0.123         0.123

4 The annual fund operating expenses for the Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Free Short-to-Medium Series are estimates as the funds were not in operation Fiscal year 2002.

                                                       North        North        Tennessee       Tennessee       Intermediate
                                                       Carolina     Carolina     Tax-Free        Tax-Free        Government
                                                       Tax-Free     Tax-Free     Income          Short-to        Bond
                                                       Income       Short-to     Series          Medium          Series
                                                       Series       Medium                       Series
                                                                    Series
Annual fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                         0.500        0.500         0.500           0.500             0.200
Distribution Fee                                          0.000        0.000         0.000           0.000             0.000
Shareholder Services Fee                                  0.140        0.150         0.133           0.150             0.150
Other Expenses/3/                                         0.071        0.142         0.063           0.106             0.130
Total Annual Fund Operating Expenses                      0.711        0.792         0.696           0.756             0.480

1  Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts. These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2002.
   Waiver of Fund Expenses                                0.139        0.312         0.155           0.351             0.000
   Total Actual Annual Fund Operating
   Expenses (after waivers/reimbursements)                0.572        0.480         0.542           0.405             0.480
2  The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30, 2002:
                                                          0.361        0.187         0.345           0.149             0.200
3  The Adviser voluntarily reimbursed certain other operating expenses of the Funds. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the funds (after the voluntary reimbursement) for the year ended June 30, 2002:
                                                          0.432        0.330         0.408           0.255              0.00


EXAMPLE:

This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:


           Alabama    Alabama     Kentucky   Kentucky    Mississippi Mississippi
           Tax-Free   Tax-Free    Tax-Free   Tax-Free    Tax-Free    Tax-Free
           Income     Short-to    Income     Short-to    Income      Short-to
           Series     Medium      Series     Medium      Series      Medium
                      Series*                Series                  Series*

1 year           85         85          62         73             91          91
3 years         265        265         195        228            284         284
5 years         460                    340        396            493
10 years       1023                    762        885           1096

           North      North       Tennessee  Tennessee   Intermediate
           Carolina   Carolina    Tax-Free   Tax-Free    Government
           Tax-Free   Tax-Free    Income     Short-to    Bond
           Income     Short-to    Series     Medium      Series
           Series     Medium                 Series
                        Series

1 year           75         83          71         79             49
3 years         234        260         221        248            153
5 years         406       4452         384        432            267
10 years        907       1006         859        962            599
*Expenses are estimates, funds were not in operation as of June 30, 2002. You would pay the same expenses assuming no redemption.

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of eleven series are being offered for sale:

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Alabama, Kentucky, Mississippi, North Carolina, Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana and North Carolina under the securities law of those states. The two Kentucky Series, the two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. The two Alabama Series are qualified for sale in Alabama and the two Mississippi Series are qualified for sale in Mississippi. We offer and redeem our shares at current net asset value.

Investment Objectives

Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".


The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities. State budgets in the states of Kentucky, Mississippi, North Carolina and Tennessee have been the subjects of political struggle during 2002 as state incomes have declined. Tennessee bonds were downgraded slightly when the state shut down operations briefly. Downgrading of bonds and subsequent down-pricing could reduce share price. State budget problems may pose a risk to timely payment on bonds though payment on bonds usually has legal precedence over payment of other state programs.


Alabama's economy relies in part on the textile, automobile and forest products industries, all of which may be affected by cyclical changes. While average per capita income of Alabama residents continues to improve, certain areas continue to lag in economic development.

The Kentucky non-agricultural economy is diversified among the following: services, wholesale and retail trade, manufacturing, and government. Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.

Mississippi's economy relies primarily on manufacturing and service industries, with substantial growth in the gaming and tourism industries. In recent years, while Mississippi's financial condition continues to improve, it currently ranks last among the states in per capita income.


The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors is well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.


The Tennessee non-agricultural economy is diversified among the following sectors: manufacturing; wholesale and retail trade; services; and government. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Alabama, Kentucky, Mississippi, North Carolina and Tennessee are sufficiently diverse that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds.


Alabama Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 17.17 years and a weighted average effective maturity of 9.44 years as of June 30, 2002. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Kentucky Tax-Free Income Series
This is a diversified fund of long-term maturity bonds where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal maturity of
15.06 years and a weighted average effective maturity of 6.14 years as of June 30, 2002.



Kentucky Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.87 years as of June 30, 2002. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Mississippi Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.99 years and a weighted average effective maturity of 8.67 years as of June 30, 2002. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



North Carolina Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.74 years and a weighted average effective maturity of 10.16 years as of June 30, 2002. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



North Carolina Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 4.71 years as of June 30, 2002. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Tennessee Tax-Free Income Series
This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.24 years and a weighted average effective maturity of 7.98 years as of June 30, 2002.


Tennessee Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 4.77 years as of June 30, 2002. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.



Intermediate Government Bond Series
Seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 2.72 years as of June 30, 2002.


INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our ten single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by a recognized rating agency.
B) Notes rated at the time of purchase within the three highest grades assigned by a recognized rating agency; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes.)
C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states. Nor will we purchase securities subject to Alternative Minimum Tax.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes. In the

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Intermediate Government Bond Series
The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government

National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.

Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money

Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

Asset Composition


The weighted average ratings of the securities held by the Trust on June 30, 2002, the ending date of the fiscal year, were:



                            Aaa/AAA        Aa/AA             A/A            Baa/BBB         NR(total)
Municipal Bonds
Alabama Tax-Free
  Income Series              57.21%        23.53%           13.00%           5.42%            0.84%
Kentucky Tax-Free
  Income Series              51.41         23.09            19.64            3.05             2.81
Kentucky Tax-Free
  Short-to-Medium Series     47.61         39.02             6.78            4.67             1.92
Mississippi Tax-Free
  Income Series              80.40         10.91             5.34            0.00             3.35
North Carolina Tax-Free
  Income Series              55.11         36.56             8.33            0.00             0.00
North Carolina Tax-Free
  Short-to-Medium Series     59.56         29.98            11.46            0.00             0.00
Tennessee Tax-Free
  Income Series              40.01         36.32            18.32            5.35             0.00
Tennessee Tax-Free
  Short-to-Medium Series     53.91         40.00             1.94            2.31             1.84
Government Bonds
Intermediate Government
  Bond Series               100.00


The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:


Comparable To:               Aaa/AAA      Aa/AA         A/A          Baa/BBB

Alabama Tax-Free
  Income Series                                                       2.48%
Kentucky Tax-Free
  Income Series               .66%                      .55%          1.64
Kentucky Tax-Free
  Short-to-Medium Series                                              6.75

Mississippi Tax-Free
  Income Series                                                       1.28



The Tennessee tax free Short-to-Medium Series held 1.84% of non-rated bonds which is comprised of one position which is in default with a refunding pending.



MANAGEMENT OF THE TRUST

Trustees

The Trustees of the Trust consist of seven individuals, five of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:


Thomas P. Dupree, Sr., Chairman of the Board of Dupree & Company, Inc. *

William T. Griggs II, President of Dupree & Company, Inc.*


Lucy A. Breathitt, Alexander Farms, farming.


William A. Combs, Jr., Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.


C. Timothy Cone, President, Gess, Mattingly & Atchison, PSC (law firm)

J. William Howerton, Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.


William S. Patterson, President, CEO, Cumberland Surety Insurance Co., Lexington, KY.

*Thomas P. Dupree, Sr. and William T. Griggs II are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.

Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.


                                                             Pension or                                      Total
                                                             Retirement               Estimated           Compensation
                                     Aggregate            Benefits Accrued             Annual            From Trust and
       Name of Person,             Compensation              As Part of             Benefits Upon        Trust Complex
           Position                 From Trust             Trust Expenses            Retirement         Paid to Trustees
----------------------------------------------------------------------------------------------------------------------------
Thomas P. Dupree, Sr.                   -0-               None - No Pension             None                  -0-
President, Trustee                                        or Retirement Plan

William A. Combs, Jr.                 $15,000             None - No Pension             None                $15,000
Chairman, Trustee                                         or Retirement Plan

C. Timothy Cone*                        -0-               None - No Pension             None                  -0-
Trustee                                                   or Retirement Plan

William T. Griggs II                    -0-               None- No Pension              None                  -0-
Vice President,                                           or Retirement Plan
Assistant Secretary, Trustee
(since 1998)

Lucy A. Breathitt                     $15,000             None-No Pension               None                $15,000
Trustee                                                   or Retirement Plan

J. William Howerton                   $15,000             None- No Pension              None                $15,000
Trustee (since 2000)                                      Or Retirement Plan

William S. Patterson                  $15,000             None - No Pension             None                $15,000
Trustee                                                   or Retirement Plan


* Mr. C. Timothy Cone is a new "non-interested" trustee who was not compensated during the fiscal year which ended June 30, 2002. He will be compensated like the other "non-interested" trustees in the current fiscal year.


Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149 Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc., may at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.


Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Kentucky, Alabama, Mississippi, North Carolina and Tennessee Series' are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2004 and may be continued thereafter for annual periods if renewed. The agreement for the Intermediate Government Bond Series is dated November 1, 1997 and will continue in effect until October 31, 2003 and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on pages 11 and 12 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:


Range of Total Assets                                      100,000,001-      150,000,001-
(in dollars)                            $0-100,000,000    $150,000,000      $500,000,000    500,000,001+
All Municipal Bond Funds                      .50 of 1%       .45 of 1%         .40 of 1%      .35 of 1%
Intermediate Government Bond Series           .20 of 1%       .20 of 1%         .20 of 1%      .20 of 1%


Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

Fund Portfolio Manager

The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.

DETERMINING NET ASSET VALUE

The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately each weekday the Dupree office is open at 3:00 p.m. local time by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25). A sales charge or commission does not reduce the value of your investment in any of our series.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering

If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment
Your initial investment need only be $100.00 for any of our series.

Purchases By Wire
If this is an initial investment you must first call us to tell us the following:
    (Yen) How the account is to be registered
    (Yen) Name of series in which you wish to invest
    (Yen) Your address
    (Yen) Your tax identification number
    (Yen) Amount being wired
    (Yen) Name of wiring bank

Our wire instructions are directed to US Bank, Cincinnati, Ohio as follows:

    US Bank                                         ABA #0420-0001-3

    Alabama Tax-Free Income Series                      #821-602-844
    Alabama Tax-Free Short-to-Medium Series             #821-602-851
    Kentucky Tax-Free Income Series                     #483-622-098
    Kentucky Tax-Free Short-to-Medium Series            #483-622-106
    Mississippi Tax-Free Income Series                  #821-637-840
    Mississippi Tax-Free Short-to-Medium Series         #821-602-802
    North Carolina Tax-Free Income Series               #483-622-338
    North Carolina Tax-Free Short-to-Medium Series      #483-622-346
    Tennessee Tax-Free Income Series                    #483-622-122
    Tennessee Tax-Free Short-to-Medium Series           #483-622-130
    Intermediate Government Bond Series                 #483-622-148

If you are adding to an existing account please call us with your name and account number.

Purchases By Mail
Make your check payable to the series you want to invest in and send your check to:
    Dupree Mutual Funds
    P.O. Box 1149
    Lexington, KY 40588-1149

Along with one of the following:
    *A completed new account form (if new account)
    *The detachable stub which you will find at the bottom of your most recent account statement
    *A letter specifying the account number and series

Automatic Purchase Plan

Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts
Shareholders of the Intermediate Government Bond0 Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption request or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.

By Telephone
In Lexington (859) 254-7741
Toll Free National Number (800) 866-0614
In North Carolina (800) 284-2562

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
   * Any certificates of beneficial interest
   * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check
Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                                           Daily
Check limits                                Minimum        Maximum
Short-to-Medium Series'                     $500.00        $25,000
                                            $500.00        $25,000
                                            $500.00        $25,000
Government Bond Series                      $500.00        none


CHECK WRITING              CHARGES:
Share Redemption:          NONE
Checks:                    NONE
Insufficient Funds:        $19.00

Stop Payment:     $15.00

Third-Party Investments
If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust
If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Redemption In Kind
The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the the Dupree office is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends that will be excludable from gross income for federal (including alternative minimum tax) and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

FINANCIAL HIGHLIGHTS

ALABAMA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

 Selected data for a share outstanding:

                                                      ---------------------------------------------------------
                                                       For the year ended June 30,    For the period 1/1/2000
                                                      ---------------------------------------------------------
                                                               2002      2001              to 6/30/2000(a)
                                                      -------------------------------------------------------
Net Asset Value, beginning of year                           $ 10.99    $ 10.31                 $10.00
                                                      -------------------------------------------------------
Income From Investment Operations:
   Net investment income                                        0.56       0.56                   0.26
   Net gains (losses) on securities
      (both realized and unrealized)                            0.23       0.68                   0.31
                                                      -------------------------------------------------------
Total from investment operations                                0.79       1.24                   0.57
Less Distributions:
   Distributions (from net investment income)                  (0.56)     (0.56)                 (0.26)
                                                      -------------------------------------------------------
Net asset value, end of year                                 $ 11.22    $ 10.99                 $10.31
                                                      =======================================================
Total return                                                    7.32%     12.33%                  5.79%(c)
Net assets, end of year (in thousands):                      $ 2,404    $ 1,297                 $  222
Ratio of expenses to average net assets                         0.28%      0.21%                  0.50%(b)
Before expense reimbursement                                    0.81%      1.01%                  3.26%(b)
Ratio of net investment income to
   average net assets                                           4.47%      4.47%                  2.46%(b)
   After expenses reimbursement                                 4.99%      5.27%                  5.23%(b)
Portfolio turnover                                             18.15%     15.28%                  0.00%
(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

KENTUCKY TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

 Selected data for a share outstanding:

                                                                        For the years ended June 30,
                                               --------------------------------------------------------------------------------
                                                   2002              2001            2000              1999            1998
                                               -------------     --------------    ---------        -----------      ----------
Net asset value, beginning of year                $    7.41          $    7.22     $    7.47          $    7.65       $    7.47
                                                  ---------          ---------     ---------          ---------       ---------
Income from investment operations:
  Net investment income                                0.36               0.37          0.38               0.37            0.39
  Net gains/(losses) on securities,
    both realized and unrealized                       0.07               0.19         (0.25)             (0.18)           0.18
                                                  ---------          ---------     ---------          ---------       ---------
Total from investment operations                       0.43               0.56          0.13               0.19            0.57
Less distributions:
  Distributions from net investment income            (0.36)             (0.37)        (0.38)             (0.37)          (0.39)
                                                  ---------          ---------     ---------          ---------       ---------
Net asset value, end of year                      $    7.48              $7.41     $    7.22          $    7.47       $    7.65
                                                  =========          =========     =========          =========       =========
Total return                                           5.93%              7.94%         1.78%              2.52%           7.77%
Net assets, end of year (in thousands)            $ 535,356          $ 467,236     $ 416,957          $ 422,996       $ 373,153
Ratio of expenses to average net assets                0.59%              0.60%         0.61%              0.61%           0.62%
Ratio of net investment income to
    average net assets                                 4.84%              5.05%         5.17%              4.88%           5.14%
Portfolio turnover                                     9.99%              9.06%        15.74%             10.69%          11.80%

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                   For the years ended June 30,
                                              --------------------------------------------------------------
                                                      2002         2001         2000      1999         1998
                                              --------------------------------------------------------------
Net Asset Value, beginning of year                 $  5.22      $  5.09      $  5.20   $  5.27      $  5.22
                                              --------------------------------------------------------------
Income From Investment Operations:
   Net investment income                              0.20         0.23         0.21      0.21         0.21
   Net gains (losses) on securities
   (both realized and unrealized)                     0.08         0.13        (0.11)    (0.07)        0.05
                                              --------------------------------------------------------------
Total from investment operations                      0.28         0.36         0.10      0.14         0.26
Less Distributions:

   Distributions (from net investment income)        (0.20)       (0.23)       (0.21)    (0.21)       (0.21)
                                              --------------------------------------------------------------
Net asset value, end of year                       $  5.30      $  5.22      $  5.09   $  5.20      $  5.27
                                              ==============================================================
Total return                                          5.50%        7.18%        1.95%     2.58%        5.12%
Net assets, end of year (in thousands)             $80,082      $55,555      $51,205   $58,630      $54,124
Ratio of expenses to average net assets               0.69%        0.70%        0.69%     0.72%        0.74%
Ratio of net investment income to
   average net assets                                 3.82%        4.42%        4.06%     3.89%        4.05%
Portfolio turnover                                    8.04%       22.40%       30.57%    27.38%       20.98%

MISSISSIPPI TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                   For the year ended June 30,  For the period 1/1/2000
                                                     2002            2001            to 6/30/2000(a)
                                                   ------------------------------------------------------
Net Asset Value, beginning of year                 $10.83          $10.35                  $10.00
                                                   ------------------------------------------------------
Income From Investment Operations:
   Net investment income                             0.54            0.55                    0.27
   Net gains (losses) on securities
      (both realized and unrealized)                 0.17            0.48                    0.35
                                                   ------------------------------------------------------
Total from investment operations                     0.71            1.03                    0.62
Less Distributions:
   Distributions (from net investment income)       (0.54)          (0.55)                  (0.27)
                                                   ------------------------------------------------------
Net asset value, end of year                       $11.00          $10.83                  $10.35
                                                   ======================================================
Total return                                         6.67%          10.19%                   6.24% (c)
Net assets, end of period (in thousands):          $1,829          $  816                  $  238
Ratio of expenses to average net assets              0.27%           0.21%                   0.50% (b)
Before expense reimbursement                         0.87%           1.13%                   3.35% (b)
Ratio of net investment income to
  average net assets                                 4.28%           4.26%                   2.45% (b)
  After expenses reimbursement                       4.87%           5.18%                   5.31% (b)
Portfolio turnover                                   3.40%           0.00%                   0.00%

(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

NORTH CAROLINA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

  Selected data for a share outstanding:

                                                   For the years ended June 30,
                                      -----------------------------------------------------
                                         2002        2001        2000       1999      1998
                                      --------     -------     -------    -------    ------
Net asset value, beginning of year    $  10.63     $ 10.21     $ 10.61    $ 10.82    $10.33
                                      --------     -------     -------    -------    ------
Income from investment operations:
  Net investment income                   0.49        0.50        0.51       0.50      0.53
  Net gains/(losses) on securities,
    both realized and unrealized          0.05        0.42       (0.40)     (0.20)     0.49
                                      --------     -------     -------    -------    ------
Total from investment operations          0.54        0.92        0.11        .30      1.02
Less distributions:
  Distributions from capital gains        0.00        0.00       (0.01)     (0.01)        -
  Distributions from net investment      (0.49)      (0.50)      (0.50)     (0.50)    (0.53)
income
                                      --------     -------     -------    -------    ------
Net asset value, end of year          $  10.68     $ 10.63     $ 10.21    $ 10.61    $10.82
                                      ========     =======     =======    =======    ======
Total return                              5.19%       9.09%       1.07%      2.71%     9.99%

Net assets, end of year (in           $ 32,585     $25,945     $21,660    $19,456    $9,911
thousands)
Ratio of expenses to average net          0.57%       0.55%       0.55%      0.45%     0.33%
assets
  Before expense reimbursement            0.71%       0.71%       0.72%      0.77%     0.76%
Ratio of net investment income to
   average net assets                     4.46%       4.55%       4.76%      4.43%     4.47%
  After expense reimbursement             4.60%       4.71%       4.92%      4.74%     4.90%
Portfolio turnover                        6.60%      19.71%      16.14%     11.70%    16.77%

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                         For the years ended June 30,
                                                        ---------------------------------------------------------
                                                              2002       2001        2000        1999      1998
                                                        ---------------------------------------------------------
Net Asset Value, beginning of year                           $10.25     $ 9.94      $10.09      $10.24     $10.12
                                                        ---------------------------------------------------------
Income From Investment Operations:

   Net investment income                                       0.38       0.40        0.39        0.39       0.40
   Net gains (losses) on securities
      (both realized and unrealized)                           0.22       0.31       (0.15)      (0.15)      0.12
                                                        ---------------------------------------------------------
Total from investment operations                               0.60       0.71        0.24        0.24       0.52
Less Distributions:

   Distributions (from net investment income)                 (0.38)     (0.40)      (0.39)      (0.39)     (0.40)
                                                        ---------------------------------------------------------
Net Asset Value, end of year                                 $10.47     $10.25      $ 9.94      $10.09     $10.24
                                                        =========================================================
Total return                                                   5.99%      7.24%       2.47%       2.35%      5.20%
Net assets, end of year (in thousands)                       $9,260     $4,875      $4,246      $3,938     $2,194
Ratio of expenses to average net assets                        0.48%      0.48%       0.48%       0.44%      0.41%
Before expense reimbursement                                   0.79%      0.78%       0.80%       0.78%      0.86%
Ratio of net investment income to average net assets           3.37%      3.63%       3.62%       3.44%      3.44%
   After expense reimbursement                                 3.69%      3.93%       3.94%       3.78%      3.89%
Portfolio turnover                                            13.65%      7.29%      25.85%      25.54%     14.89%

TENNESSEE TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                        For the years ended June 30,
                                                        2002          2001           2000        1999         1998
                                                    -----------   -------------  -----------  -----------  ----------
Net asset value, beginning of year                     $ 10.72       $ 10.32       $ 10.77     $ 10.97       $ 10.53
                                                    ---------------------------- -----------  -----------  ----------
Income from investment operations:
  Net investment income                                   0.52          0.52          0.53        0.54          0.54
  Net gains/(losses) on securities,
    both realized and unrealized                          0.10          0.40         (0.45)      (0.19)         0.45
                                                    ---------------------------- -----------  -----------  ----------
Total from investment operations                          0.62          0.92          0.08        0.35          0.99
Less distributions:
  Distributions from capital gains                        0.00          0.00          0.00       (0.01)        (0.01)
  Distributions from net investment income               (0.52)        (0.52)        (0.53)      (0.54)        (0.54)
                                                    ---------------------------- -----------  -----------  ----------

Net asset value, end of year                           $ 10.82       $ 10.72       $ 10.32     $ 10.77       $ 10.97
                                                    ============================ ===========  ===========  ==========
Total return                                              5.85%         9.08%         0.84%       3.03%         9.57%
Net assets, end of year (in thousands)                 $48,527       $45,035       $40,524     $46,086       $29,172
Ratio of expenses to average net assets                   0.54%         0.54%         0.54%       0.48%         0.44%
  Before expense reimbursement                            0.70%         0.69%         0.67%       0.69%         0.74%
Ratio of net investment income to
    average net assets                                    4.62%         4.75%         4.97%       4.50%         4.64%
  After expense reimbursement                             4.77%         4.90%         5.09%       4.71%         4.84%
Portfolio turnover                                       11.85%        22.31%         8.80%      14.76%        12.62%

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding

                                                                                  For the years ended June 30,
                                                                 ---------------------------------------------------------------
                                                                      2002         2001         2000       1999         1998
                                                                 --------------------------------------------------------------
Net Asset Value, beginning of year                                  $ 10.35       $10.18      $ 10.33     $10.44       $10.32
                                                                 --------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                               0.40         0.42         0.41       0.39         0.41
   Net gains or losses on securities
      (both realized and unrealized)                                   0.15         0.17        (0.15)     (0.11)        0.12
                                                                 --------------------------------------------------------------
Total from investment operations                                       0.55         0.59         0.26       0.28         0.53
Less Distributions:
   Distributions (from net investment income)                         (0.40)       (0.42)       (0.41)     (0.39)       (0.41)
                                                                 --------------------------------------------------------------
Net asset value, end of year                                        $ 10.50       $10.35      $ 10.18     $10.33       $10.44
                                                                 ==============================================================
Total return                                                           5.43%        5.85%        2.53%      2.67%        5.26%
Net assets, end of  year (in thousands)                             $11,366       $7,216      $ 6,415     $5,819       $4,745
Ratio of expenses to average net assets                                0.41%        0.59%        0.60%      0.56%        0.51%
Before expense reimbursement                                           0.76%        0.76%        0.78%      0.73%        0.81%
Ratio of net investment income to average net assets                   3.49%        3.86%        3.78%      3.52%        3.67%
  After expense reimbursement                                          3.84%        4.03%        3.96%      3.69%        3.97%
Portfolio turnover                                                    22.10%       48.90%       28.67%     81.81%       67.59%

INTERMEDIATE GOVERNMENT BOND SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                                 For the years ended June 30,
                                                         2002      2001        2000          1999          1998
                                                    ---------------------    ---------     ---------    -----------
Net asset value, beginning of year                     $  9.83   $  9.43      $  9.73       $ 10.14        $  9.89
                                                    ---------------------    ---------     ---------    -----------
Income from investment operations:
  Net investment income                                   0.58      0.64         0.65          0.64           0.66
  Net gains/(losses) on securities,
    both realized and unrealized                          0.24      0.40        (0.30)        (0.41)          0.25
                                                    ---------------------    ---------     ---------    -----------
Total from investment operations                          0.82      1.04         0.35          0.23           0.91
Less distributions:
  Distributions from net investment income               (0.58)    (0.64)       (0.65)        (0.64)         (0.66)
                                                    ---------------------    ---------     ---------    -----------
Net asset value, end of year                           $ 10.07   $  9.83      $  9.43       $  9.73        $ 10.14
                                                    =====================    =========     =========    ===========
Total return                                              8.54%    11.29%        3.76%         2.21%          9.47%
Net assets, end of period (in thousands)               $13,412   $11,057      $10,167       $10,778        $ 9,596
Ratio of expenses to average net assets                   0.48%     0.42%        0.41%         0.49%          0.53%
Ratio of net investment income to
    average net assets                                    5.81%     6.56%        6.83%         6.32%          6.57%
Portfolio turnover                                       75.15%    24.94%       33.35%        24.04%         23.49%

Privacy Policy

     Dupree Mutual Funds is committed to preserving the security and confidentiality of your personal information. Your customer records are maintained exclusively by our transfer agent, Dupree & Company, an affiliated company of Dupree Mutual Funds that services your account and keeps your personal information private. We understand how important privacy is to our customers, and therefore we do not sell or barter any part of your personal information or our own mailing lists to any person or organization.

     We are providing this notice to help explain to you the policies Dupree Mutual Funds and Dupree & Company have adopted to collect, use, and protect your private personal financial information. Our policies with respect to safeguarding this information extend to all current, prospective, or former customers. Therefore, even if you decide not to open an account with us or decide to close your account, we will continue to follow our privacy policies and practices with respect to any nonpublic financial information we may have received about you.

     Information We May Collect
     From time to time, we may collect personal information about customers or potential customers if you have inquired about or opened an account with us, made transactions in your account, or requested customer services or financial products from us. The information we collect about you and your account may be received from one or more of the following sources:

     . Information you provide to us on applications and forms, over the telephone, through regular or electronic mail, or during in-person consultations;
     . Information about your transaction history with us (such as your purchases, sales, or account balances) that we have obtained through processing your customer requests or providing other account services;
     . Information we receive about you (such as personal identification information) from consumer or credit reporting agencies or databases.

     How Your Information Is Used
     Your personal financial information is used to provide you with products and services you request, to help us service your account and send you account statements, reports, and the like, and to advise you of additional products and services we offer which may interest you. Your personal information is never used to market any financial products or services to you, other than the financial services we offer to you as our customer or make available to you in connection with your account. Every person who has access to your personal information in order to service your account, exchange or transfer shares, or perform other services you may request is under a duty to protect the confidentiality of your personal information. Further, your personal information is protected by physical, electronic and procedural safeguards to ensure that unauthorized persons cannot gain access to your customer record or other nonpublic financial information.

     Disclosure of Your Information
     We do not disclose your nonpublic personal information to anyone, except as we are permitted or required by law to do. For example, we use independent service providers to create microfilm records or to print or mail account statements and other materials that you request. To protect your privacy, our service providers are subject to strict confidentiality requirements and agreements to protect your personal information and to use it only to perform the services for which we hired them.

     Changes in Our Privacy Policy
     We periodically review our policies, procedures, and service agreements and may, from time to time, amend them. In the event we need to amend our Privacy Policy, we will nevertheless continue to maintain the security and confidentiality of your personal information and will notify you of any changes before they become effective. If you have any questions regarding our privacy policy, you may contact a customer service representative for further information.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY 40588-1149

PHONE
(859) 254-7741
(800) 866-0614

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149


CUSTODIAN
U.S. Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio 45201-6118


INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, OH 45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY 40522


Additional information about the Series' investments is available in the Series' annual and semi-annual reports to shareholders. In the Series' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. A statement containing additional information about the Trust, Dated November 1, 2002 (the `Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.


To request other information, free of charge, including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries phone us at 800 866 0614.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available at the Commissions Internet site at http://www.sec.gov and copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102


DUPREE MUTUAL FUNDS
A No-Load Fund                                           INVESTMENT CO. Act File
Prospectus, November 1, 2002                                           #811-2918

DUPREE MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2002

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 2002

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY .........................................      1

INVESTMENT OBJECTIVES AND POLICIES ......................................      1
    Portfolio Turnover ..................................................      3
    Investment Restrictions .............................................      5

NON-FUNDAMENTAL RESTRICTIONS ............................................      8

INVESTMENT ADVISER AND OTHER SERVICES ...................................      8
    (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES ...................................................     11
    (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS ..................................................     14

SHARES OF BENEFICIAL INTEREST ...........................................     14
    (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES ..................................................     16
    (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES ....................................................     17
    (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS ...............................................     17

TAX INFORMATION .........................................................     21
    (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS ....................................................     26

NOTES TO FINANCIAL STATEMENTS ...........................................     65

REPORT OF INDEPENDENT AUDITORS ..........................................     75



This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2002. A Prospectus may be obtained, without charge, by calling or writing the Trust as listed on the back cover. The Trust's most recent Annual and Semi-Annual Reports may also be obtained, without charge, by calling or writing the Trust as listed on the back cover.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in eleven series that invest in professionally managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our eleven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Ten of the eleven series we offer invest in professionally managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Alabama, Kentucky, Mississippi, North Carolina or Tennessee in order to provide interest income exempt from federal income tax (including alternative minimum tax) and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         Alabama Tax-Free Income Series
                     Alabama Tax-Free Short-to-Medium Series
                         Kentucky Tax-Free Income Series
                    Kentucky Tax-Free Short-to-Medium Series
                       Mississippi Tax-Free Income Series
                   Mississippi Tax-Free Short-to-Medium Series
                      North Carolina Tax-Free Income Series
                 North Carolina Tax-Free Short-to-Medium Series
                        Tennessee Tax-Free Income Series
                    Tennessee Tax-Free Short-to Medium Series

As stated in our Prospectus, the investment objective our ten municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax (including alternative minimum tax) and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Alabama, Kentucky, Mississippi, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section that follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Alabama Tax-Free Income Series, the Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the Mississippi Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, andthe Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.

At least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must have municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Series, the Kentucky Series, the Mississippi Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of the issuing rating service as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating agencies usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

Ratings of Municipal Notes and Bonds

Rating agencies denote quality ratings in descending alphabetic order with the highest quality securities having a rating of three A's. Securities rated with three A's are considered the best quality; two A's denote high quality with some elements that would make long-term risks appear somewhat larger; and securities issued denoted with A are regarded as a safe upper medium grade obligation. Three B's or a combination of a B and two A's are considered medium grade neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some rating agencies may denote ratings on notes in a numeric order with an one being the best quality, two representing high quality with margins of protection ample, although not so large as in the preceding group, and a three representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Municipal Securities

Municipal securities are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and state income taxes and in Tennessee the Hall tax.

Municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration, and no other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals that could lead to future regulation of these securities by the Commission.

Intermediate Government Bond Series

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short-term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

We do not intend to purchase Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 2002 the portfolio turnover rate for the Alabama Tax-Free Income Series was approximately 18.15%, as compared with a rate of 15.28% for the fiscal year ended June 30, 2001. Fiscal 2001-2002 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2002 the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 9.99%, as compared with a rate of approximately 9.06% for the fiscal year ended June 30, 2001. Fiscal 2001-2002 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2002, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 8.04%, as compared with a rate of approximately 22.40% for the fiscal year ended June 30, 2001. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2002 the portfolio turnover rate for the Mississippi Tax-Free Income Series was 3.40%, as compared with a rate of 0.00% for the fiscal year ended June 30, 2001. Fiscal 2001-2002 was a year of relatively stable turnover. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2002, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 6.60% as compared with a rate of approximately 19.71% for the fiscal year ended June 30, 2001. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a more stable portfolio turnover.

For the fiscal year ended June 30, 2002, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium Series was approximately 13.65% as compared with a rate of approximately 7.29% for fiscal year ended June 30, 2001. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a relatively more stable portfolio turnover.



For the fiscal year ended June 30, 2002, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 11.85% as compared with a rate of approximately 22.31% for the fiscal year ended June 30, 2001. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a more stable portfolio turnover.



For the fiscal year ended June 30, 2002, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 22.10% as compared with a rate of approximately 48.90% for fiscal year ended June 30, 2001. Since we expect relatively stable interest rates for the upcoming fiscal year, 2002-2003 should reflect a more stable portfolio turnover.


Intermediate Government Bond Series


For the fiscal year ended June 30, 2002 the portfolio turnover rate was approximately 75.15% as compared with a rate of approximately 24.94% for the fiscal year ended June 30, 2001. Since we expect relatively stable interest rates for the upcoming year fiscal 2002-2003 should reflect a more stable portfolio turnover.


                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

Kentucky and Tennessee Tax-Free Income Series

1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days, if, as a result more than 10% of the value of our net assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series, and North Carolina Tax-Free Income Series

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

Intermediate Government Bond Series

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short- term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as described in Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. Thomas P. Dupree, Sr., is Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our President and as a member of our Board of Trustees. William T. Griggs II is President of Dupree & Company, Inc. and Vice President with us. Michelle M. Dragoo is Vice President, Secretary and Treasurer of Dupree & Company, Inc. and also holds the same offices with us. Alison L. Arnold is Assistant Vice President with us.

INVESTMENT ADVISORY AGREEMENTS


Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series. The agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2004. The agreement for the Intermediate Government Bond Series is dated November 1, 1997 and will continue in effect until October 31, 2003. Each agreement may be continued from year to year if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately, and .35 of 1% of the average daily net assets in excess of $500,000,001. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser.


                                           Year Ended  Year Ended    Year Ended
                                             6-30-02     6-30-01       6-30-00
Alabama Tax-Free Income Series
   Fees                                    $   10,284  $    3,340    $      442
   Reimbursements                              10,825       5,378         2,465
Kentucky Tax-Free Income Series
   Fees                                     2,140,550   1,907,501     1,811,557
   Reimbursements                                  -0-         -0-           -0-
Kentucky Tax-Free Short-to-Medium Series
   Fees                                       360,265     256,985       298,951
   Reimbursements                                  -0-         -0-           -0-


                                           Year Ended  Year Ended    Year Ended
                                             6-30-02     6-30-01       6-30-00

Mississippi Tax-Free Income Series
   Fees                                           $  6,575  $  2,334  $    431
   Reimbursements                                    7,796     4,300     2,461
North Carolina Tax-Free Income Series
   Fees                                            147,440   119,012   100,495
   Reimbursements                                   40,898    36,710    33,574
North Carolina Tax-Free Short-to-Medium Series
   Fees                                             33,422    22,812    21,772
   Reimbursements                                   20,901    13,753    13,930
Tennessee Tax-Free Income Series
   Fees                                            234,426   212,689   210,691
   Reimbursements                                   72,480    66,709    53,121
Tennessee Tax-Free Short-to-Medium Series
   Fees                                             38,624    33,373    34,421
   Reimbursements                                   27,126    11,400    12,785
Intermediate Government Bond Series
   Fees                                             24,269    21,622    21,535
   Reimbursements                                       -0-       -0-       -0-

The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series had not commenced operations as of June 30, 2002.


Each series of the Trust is served by Dupree & Company, Inc. as its investment adviser. In approving the investment adviser contracts, the Trustees consider the long experience of Dupree & Company, Inc. in the municipal securities industry, the office and staffing provided for personal service to shareholders, the fee structure for the services provided by Dupree & Company, Inc. and the past performance record of Dupree Mutual Funds while served by Dupree & Company, Inc. The Trustees considered the rates of return of each of the series to be favorable to other funds with similar portfolios. The Trustees concluded that the personal service offered by Dupree & Company, Inc. staff to shareholders was important in view of the age demographics of the shareholders. The fee structure for services appeared reasonable as compared with other funds. The Trustees also found the consistent high ratings of each series by Morningstar to indicate high quality investment advice. The Trustees also considered the responsiveness to audit, regulatory and management requirements to be a positive factor in choosing to continue Dupree & Company, Inc. advisory contracts.

                                 OTHER SERVICES

U.S. Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. U.S. Bank is responsible for the safekeeping of the assets of each series of the Trust. Firstar presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts.


Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series. Compensation Is based on a base fee of $625.00 per year plus $2.00 per check processed and is paid by the Transfer Agent. For the past three fiscal years, Bank of the Bluegrass was paid $11,411, $11,440 and $11,819.



Ernst & Young LLP, 1300 Chiquita Center, 250 East 5th Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation. The shareholders of the Trust ratified selection of Ernst & Young LLP to serve as the independent auditor for the Trust for the fiscal year ending June 30, 2003. The Audit Committee of the Board of Trustees approved the engagement of Ernst & Young LLP to provide the following services during the fiscal year: perform an audit and issue a report thereon on the portfolios constituting the Trust; issuance of a report on internal control; review the annual registration statement amendment; prepare all income and review all excise tax returns; meet with the Board of Trustees; review and evaluate the system of internal control over the transfer agent activities and issue a report thereon. In addition, the Audit Committee may engage Ernst & Young LLP to review system security procedures, disaster recovery preparedness or additional activities to assure the security of the

Trust assets.


Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000.

                              OFFICERS AND TRUSTEES

The Board of Trustees meets on a quarterly basis to discuss, review and act upon business matters of the Trust. The Board adopts general policy and charges Dupree & Company with the responsibility for daily investment, shareholder servicing and management decisions. The Audit Committee of the Board of Trustees comprised of the "non interested" Trustees meets annually, or more often if needed, to review accounting, management, pricing and control functions of the Trust and other mattes required by law. During the most recently completed fiscal year the Audit Committee met once. The Nominating Committee of the Trust, comprised of the "non-interest" Trustees, meets annually or more often, if needed, to nominate persons to serve on the Board of Trustees. During the most recently completed fiscal year, the Nominating Committee met once. The Nominating Committee will consider nominees recommended by security holders when a vacancy occurs. Any security holder may write to the trust, identifying a nominee and describing the nominee's qualifications.

The following table sets forth information as to our officers and trustees:

Interested Persons:


----------------------------------------------------------------------------------------------------------------------------
Name, Address and            Position(s)    Term of Office      Principal Occupation(s)        Number of     Other
Age                          held with      and Length of       During Past 5 Years            Portfolios    Director-ships
                             Fund           Time Served                                        in Fund       Held by
                                                                                               Complex       Director
                                                                                               Overseen by
                                                                                               Trustee
----------------------------------------------------------------------------------------------------------------------------
THOMAS P. DUPREE, SR.        President      Annual Term         Chairman of the Board of            9        Office Suites
125 South Mill Street        and Trustee    23 years service    Dupree & Company, Inc.                       Plus
Lexington, KY 40507                         as President and
Age:  72                                    Trustee (Director)
----------------------------------------------------------------------------------------------------------------------------
WILLIAM T. GRIGGS, II        Vice           Annual Term         President of Dupree &               9
125 South Mill Street        President      4 years of          Company, Inc.
Lexington, KY 40507          Assistant      Service as
Age:  51                     Secretary      Trustee; 10
                             and Trustee    years of Service
                                            as Vice
                                            President,
                                            Assistant
                                            Secretary
----------------------------------------------------------------------------------------------------------------------------
MICHELLE M. DRAGOO           Vice           5 years of          Vice President of Dupree &
125 South Mill Street        President,     Service as Vice     Company, Inc.
Vine Center, Suite 100       Secretary,     President, 3
Lexington, KY 40507          Treasurer      years of Service
Age:  41                                    as Secretary,
                                            Treasurer
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name, Address and            Position(s)    Term of Office      Principal Occupation(s)        Number of     Other
Age                          held with      and Length of       During Past 5 Years            Portfolios    Director-
                             Fund           Time Served                                        in Fund       Ships Held by
                                                                                               Complex       Director
                                                                                               Overseen by
                                                                                               Trustee
----------------------------------------------------------------------------------------------------------------------------
ALISON L. ARNOLD             Assistant      10 years of         Assistant Vice President of
125  South Mill Street       Vice           Service as          Dupree & Company, Inc.
Vine Center, Suite 100       President      Assistant Vice
Lexington, KY  40507                        President
Age:  42
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Non Interested
Persons
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
WILLIAM A. COMBS, JR.        Chairman,      Annual Term         Secretary, Treasurer,               9        First
111 Woodland Ave., #510      Trustee        2 year of Service   Director, Dana Motor                         Security
Lexington, KY 40502                         as Chairman; 14     Cincinnati, Ohio;                            Bank,
Age:  62                                    years of Service    Secretary-Treasurer,                         Lexington, KY
                                            as Trustee          Director Freedom Dodge,
                                                                Lexington, KY; Secretary,
                                                                Treasurer, Director
                                                                Ellerslie Realty Inc.,
                                                                Lexington, KY; Partner,
                                                                Forkland Development Co.,
                                                                Lexington, KY; Partner,
                                                                Lexland, Lexington, KY.;
                                                                Director, First Security
                                                                Bank, Lexington, KY
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LUCY A. BREATHITT            Trustee        Annual Term         Alexander Farms, farming            9
1703 Fairway Drive                          6 years of
Lexington, KY 40502                         Service Trustee
Age:  65
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
C. TIMOTHY CONE              Nominee        Annual Term         President, Gess, Mattingly &        9        Advisory
201 West Short Street                                           Atchison, P.S.C. (law firm)                  Director of
Lexington, KY 40507                                                                                          PNC Bank,
Age: 58                                                                                                      Kentucky
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
J. WILLIAM HOWERTON          Trustee        Annual Term         Judge (retired November             9
3954 Primrose Place                         2 years of          1996) KY Court of Appeals;
Paducah, KY 42001                           Service as Trustee  Lifetime Trustee Paducah
Age:  70                                                        Junior College;
                                                                Self-Employed Mediator,
                                                                Arbitrator and Special Judge.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
WILLIAM S. PATTERSON         Trustee        23 Years of         President, CEO, Cumberland          9
367 West Short Street                       Service             Surety Co., Lexington, KY,
Lexington, KY 40507                         Trustee             President, Patterson & Co.,
Age:  70                                                        Frankfort, KY, (real estate
                                                                development, thoroughbred
                                                                horse breeding, farming)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2001 shares of the Trust were owned by our trustees as shown below.

--------------------------------------------------------------------------------
Name of Trustee                   Dollar Range of Equity Securities in the Fund
--------------------------------------------------------------------------------
Thomas P. Dupree                  Over $100,000
--------------------------------------------------------------------------------
William T. Griggs II              $10,001 - $50,000
--------------------------------------------------------------------------------
Lucy A. Breathitt                 Over $100,000
--------------------------------------------------------------------------------
William A. Combs, Jr.             Over $100,000
--------------------------------------------------------------------------------
C. Timothy Cone                   Over $100,000
--------------------------------------------------------------------------------
J. William Howerton               Over $100,000
--------------------------------------------------------------------------------
William S. Patterson              $10,001 - $50,000
--------------------------------------------------------------------------------



As of December 31, 2001 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust's investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser as reflected in the chart below. Further, the Trust does not have an underwriter.


------------------------------------------------------------------------------------------------------------------------
Name of Trustee            Name of         Company                     Title of Class      Value of          Percent of
                           Owners and                                                      Securities        Class
                           Relationships
                           to Trustee
------------------------------------------------------------------------------------------------------------------------
William A. Combs, Jr.         N/A          Dupree & Company, Inc.          N/A               None             None
------------------------------------------------------------------------------------------------------------------------
Lucy A. Breathitt             N/A          Dupree & Company, Inc.          N/A               None             None
------------------------------------------------------------------------------------------------------------------------
C. Timothy Cone               N/A          Dupree & Company, Inc.          N/A               None             None
------------------------------------------------------------------------------------------------------------------------
J. William Howerton           N/A          Dupree & Company, Inc.          N/A               None             None
------------------------------------------------------------------------------------------------------------------------
William S. Patterson          N/A          Dupree & Company, Inc.          N/A               None             None
------------------------------------------------------------------------------------------------------------------------



                                                   Compensation Table
-----------------------------------------------------------------------------------------------------------------------
Name of Person,              Aggregate              Pension or                 Estimated Annual      Total Compensation
Position                     Compensation from      Retirement Benefits        Benefits upon         From Fund and
                             Fund                   Accrued As Part of         Retirement            Fund Complex Paid
                                                    Fund Expenses                                    to Trustees
-----------------------------------------------------------------------------------------------------------------------
Thomas P. Dupree                  -0-                     -0-                     -0-                      -0-
President,  Trustee
-----------------------------------------------------------------------------------------------------------------------
William A. Combs                $15,000                   -0-                     -0-                    $15,000
Chairman, Trustee
-----------------------------------------------------------------------------------------------------------------------
William T. Griggs II              -0-                     -0-                     -0-                      -0-
-----------------------------------------------------------------------------------------------------------------------
Lucy A. Breathitt               $15,000                   -0-                     -0-                    $15,000
-----------------------------------------------------------------------------------------------------------------------
C. Timothy Cone*                  -0-                     -0-                     -0-                      -0-
-----------------------------------------------------------------------------------------------------------------------
J. William Howerton             $15,000                   -0-                     -0-                    $15,000
-----------------------------------------------------------------------------------------------------------------------
William S. Patterson            $15,000                   -0-                     -0-                    $15,000
-----------------------------------------------------------------------------------------------------------------------



*Mr. Cone was not a Trustee during the most recently completed fiscal year.

For the current fiscal year the five non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $14,000 each plus $1,000.00 per audit committee meeting.


                                 Code of Ethics

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however such securities transactions must be disclosed on a quarterly basis.

                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through USB Paine Webber, Inc., in which Thomas P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

It is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July

1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in eleven series as described in the Prospectus: Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable.

As of October 22, 2002, the following persons were known to the Trust to be beneficial owners of more than five percent of the outstanding shares of the following series:

-----------------------------------------------------------------------
Name(s) of Share Owners                         Percent of Shares Held
-----------------------------------------------------------------------
Alabama Tax-Free Income Series
------------------------------
-----------------------------------------------------------------------
Lillian P. Bryan                                                20.15%
-----------------------------------------------------------------------
Harold R. Miller                                                13.31%
-----------------------------------------------------------------------
Charles E. Wright                                                5.27%
-----------------------------------------------------------------------
Paul T. Marshall                                                 5.04%
-----------------------------------------------------------------------
KY Tax-Free Short-to-Medium Series
----------------------------------
-----------------------------------------------------------------------
National Investors                                               8.92%
-----------------------------------------------------------------------
Mississippi Tax-Free Income Series
----------------------------------
-----------------------------------------------------------------------
Roy B. Fulton                                                    8.21%
-----------------------------------------------------------------------
Mary T. Lackey                                                   6.86%
-----------------------------------------------------------------------
Thomas E Drake                                                   6.74%
-----------------------------------------------------------------------
J.J.B. Hilliard, W.L.L. Lyons                                    5.77%
-----------------------------------------------------------------------
Leahmon P. McElveen                                              5.33%
-----------------------------------------------------------------------
Bobby Raines                                                     5.13%
-----------------------------------------------------------------------
NC Tax-Free Income Series
-------------------------
-----------------------------------------------------------------------
Charles Schwab & Co.                                             6.97%
-----------------------------------------------------------------------
NC Tax-Free Short-to-Medium Series
----------------------------------
-----------------------------------------------------------------------
Terry L. Lee                                                     6.32%
-----------------------------------------------------------------------
Mechtild Montgomery                                              5.79%
-----------------------------------------------------------------------
Rac Mac Family                                                   5.21%
-----------------------------------------------------------------------
TN Tax-Free Income Series
-------------------------
-----------------------------------------------------------------------
Memphis Commerce Square                                          9.17%
-----------------------------------------------------------------------
TN Tax-Free Short-to-Medium Series
----------------------------------
-----------------------------------------------------------------------
Timothy P. Jones                                                15.60%
-----------------------------------------------------------------------
Memphis Commerce Square                                          9.14%
-----------------------------------------------------------------------
Timothy P Jones Trust                                            7.01%
-----------------------------------------------------------------------
Intermediate Government Bond Series
-----------------------------------
-----------------------------------------------------------------------
Shield-Ayres Foundation                                          6.45%
-----------------------------------------------------------------------

Management Ownership

As a group, the officers and Trustees owned the following percentage of only the following series' equity in excess of 1%:


------------------------------------------------------------------------------
Kentucky Tax-Free Income Series                               4.41
------------------------------------------------------------------------------
Kentucky Tax-Free Short-to-Medium Series                      4.86
------------------------------------------------------------------------------
Alabama Tax-Free Income Series                                3.95
------------------------------------------------------------------------------
Mississippi Tax-Free Income Series                            3.14
------------------------------------------------------------------------------


                             HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE

We compute the net asset value of the shares of each series separately each weekday the Dupree office is open at 3:00 p.m. local time by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series that are outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Under procedures currently in effect, all series securities for which representative price quotations are not readily available are valued on the basis of appraisals obtained from at least three dealers. The dealers furnishing such appraisals may, but need not, be market makers with respect to the particular issues to which their appraisals relate. Where appraisals are not available for particular Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields.

                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P(1+T)/n/ = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.


                       Expressed as a Percentage
                       Based on a Hypothetical
                       $1,000 investment


                       Alabama    Kentucky   Kentucky    Mississippi  North       North
                       Tax-Free   Tax-Free   Tax-Free    Tax-Free     Carolina    Carolina
                       Income     Income     Short-to-   Income       Tax-Free    Tax-Free
                       Series     Series     Medium      Series       Income      Short-to-
                                             Series                   Series      Medium
                                                                                  Series
Period                 Average Annual Total Return
One year ended             7.32%      5.93%       5.50%        6.67%       5.19%       5.99%
       June 30, 2002

Five years ended          10.21%/1/   5.16%       4.45%        9.31%/1/    5.56%       4.63%
       June 30, 2002

Ten years ended                       5.98%       4.43%                    6.02%/2/    4.71%/2/
       June 30, 2002

                           Expressed as a Percentage Based
                           on a Hypothetical
                           $1000 investment

                           Tennessee                         Tennessee      Intermediate
                           Tax-Free                          Tax-Free       Government
                           Income                            Short-to-      Bond
                           Series                            Medium         Series
                                                             Series
Period                     Average Annual Total Return
One year ended             5.85%                             5.43%          8.54%
June 30, 2002

Five years ended           5.63                              4.34%          7.00%
June 30, 2002

Ten years ended            6.20%/3/                          4.72%/4/       6.84%/5/
June 30, 2002

                      Redeemable Value
                      Based on a Hypothetical $1000
                      Investment at the end of the period

                      Alabama     Kentucky   Kentucky    Mississippi  North       North
                      Tax-Free    Tax-Free   Tax-Free    Tax-Free     Carolina    Carolina
                      Income      Income     Short-to-   Income       Tax-Free    Tax-Free
                      Series      Series     Medium      Series       Income      Short-to-
                                             Series                   Series      Medium
                                                                                  Series
Period
One year ended          $1,073       $1,059      $1,055       $1,067      $1,052      $1,060
June 30, 2002

Five years ended        $1,275/1/    $1,286      $1,243       $1,249/1/   $1,311      $1,254
June 30, 2002

Ten years ended                      $1,788      $1,542                   $1,473/2/   $1,354/2/
June 30, 2002

                          Redeemable Value
                          Based on a Hypothetical $1000
                          Investment at the end of the period

                          Tennessee                Tennessee                Intermediate
                          Tax-Free                 Tax-Free                 Government
                          Income                   Short-to-                Bond
                          Series                   Medium                   Series
                                                   Series
Period
One year ended            $1,059                   $1,054                   $1,085
June 30, 2002

Five years ended          $1,315                   $1,237                   $1,402
June 30, 2002

Ten years ended           $1,670/3/                $1,424/4/                $1,938/5/
June 30, 2002
/1/  since inception 1/1/2000
/2/  since inception 11/16/95
/3/  since inception 12/20/93
/4/  since inception 11/1/94
/5/  since inception 7/14/92


Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.


SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2002 for the Alabama Tax-Free Income Series was 4.46%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 27%) for the Alabama Income Series was 6.43%.The yield for the 30-day period ending June 30, 2002 for the Kentucky Tax-Free Income Series was 3.32% and for the Kentucky Short-to-Medium Series was 1.61%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 27%) for the Kentucky Income Series was 5.08% and for the Kentucky Short-to-Medium Series was 2.60%. The yield for the 30-day period ending June 30, 2002 for the Mississippi Tax-Free Income Series was 4.05%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 27%) for the Mississippi Income Series was 6.94%.The yield for the 30-day period ending June 30, 2002 for the North Carolina Income Series was 4.24% and for the North Carolina Short-to-Medium Series was 2.32%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 27%) was 6.25% and for the North Carolina Short-to-Medium Series was 3.42%. The yield for the 30-day period ending June 30, 2002 for the Tennessee Tax-Free Income Series was 3.92% and for the Tennessee Tax-Free Short-to-Medium Series was 2.27%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 27%) for the Tennessee

Income Series was 5.71% and for the Tennessee Tax-Free Short-to-Medium Series was 3.31%. The yield for the 30-day period ending June 30, 2002 for the Intermediate Government Bond Series was 2.77%.



Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2002 for the Alabama Tax-Free Income Series was 4.91%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 27%) for the Alabama Income Series was 7.08%The yield for the 30-day period ending June 30, 2002 for the Kentucky Tax-Free Income Series was 4.82% and for the Kentucky Short-to-Medium Series was 3.70%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 27%) for the Kentucky Income Series was 7.27% and for the Kentucky Short-to-Medium Series was 5.64%. The yield for the 30-day period ending June 30, 2002 for the Mississippi Tax-Free Income Series was 4.73%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 27%) for the Mississippi Income Series was 6.82%. The yield for the 30-day period ending June 30, 2002 for the North Carolina Income Series was 4.57% and for the North Carolina Short-to-Medium Series was 3.67%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 27%) was 6.73% and for the North Carolina Short-to-Medium Series was 5.41%. The yield for the 30-day period ending June 30, 2002 for the Tennessee Tax-Free Income Series was 4.69% and for the Tennessee Tax-Free Short-to-Medium Series was 3.72%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 27%) for the Tennessee Income Series was 6.84% and for the Tennessee Tax-Free Short-to-Medium Series was 5.42%. The yield for the 30-day period ending June 30, 2002 for the Intermediate Government Bond Series was 5.79%.


For the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series, Alabama, Kentucky, Mississippi,North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money that is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986 our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993 and had been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997, for the Tennessee Tax-Free Income Series since its inception December 20, 1993, for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994, for the North Carolina Income Series and the North Carolina Short-to-Medium Series since their inception November 16, 1995, for the Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series since their inception January 1,2000. The Investment Adviser may waive management fees and assume or pay other operating expenses. The Investment Adviser may terminate fee waivers or reimbursements at any time.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                 TAX INFORMATION

                             Federal Tax Information

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Alabama, Kentucky, Mississippi, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   Excise Tax

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  Capital Gains

Long-term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long-term capital gain distributions to individuals will be taxed at the applicable individual tax rate.

                            Exempt Interest Dividends

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                Tax Exempt Bonds

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    Income Series and Short-to-Medium Series

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                       Intermediate Government Bond Series

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Alabama Tax Information

Insofar as the dividends we pay from the Alabama Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Alabama income tax purposes.

No representation is made as to the tax implications of a Alabama corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            Kentucky Tax Information

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series, and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                           Mississippi Tax Information

Insofar as the dividends we pay from the Mississippi Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Mississippi income tax purposes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                         North Carolina Tax Information

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            Tennessee Tax Information

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us. For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Florida Tax Information

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Indiana Tax Information

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                              Texas Tax Information

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2002

                                                                                 Maturity
Bond Description                                                    Coupon         Date        Rating#    Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
65.56% of Net Assets
AL Housing Financial Authority Single Family Mortgage                5.050      10/1/2013        Aaa      $  15,000    $     15,406
Alabama Private Colleges & University Facilities Authority           5.900       9/1/2016     Aaa/AAA*       10,000          10,729
Alabama State Docks Department Docks Facilities Revenue              5.500      10/1/2022     Aaa/AAA*       35,000          36,002
AL State University Revenue General Tuition & Fee -Series A          5.000       1/1/2019     Aaa/AAA*       50,000          50,284
Alabama Water Pollution Control Authority                            5.500      8/15/2016     Aaa/AAA*       10,000          10,327
AL Water Pollution Control Authority Revolving Fund Loan             4.800      8/15/2018     Aaa/AAA*       50,000          49,831
Birmingham AL Airport Authority Airport Revenue                      5.250       7/1/2020     Aaa/AAA*       10,000          10,114
Birmingham AL Special Care Facilities Financing                      5.000       6/1/2020     Aaa/AAA*      100,000          99,177
Birmingham AL Multifamily Housing Revenue - Beaconview               5.600       7/1/2020     Aaa/AAA*       20,000          20,872
Blount County AL Water Authority Revenue                             5.750       8/1/2019     Aaa/AAA*      125,000         134,040
Colbert County Northwest AL Health Care Facility                     5.750       6/1/2015     Aaa/AAA*       10,000          10,625
Colbert County-Northwest AL Healthcare Authority                     5.750       6/1/2020     Aaa/AAA*       20,000          20,978
DCH Health Care Authority AL Health Care Facility Revenue            5.500       6/1/2013     Aaa/AAA*       10,000          10,264
DCH Health Care Authority AL Health Care Facilities Revenue          5.250       6/1/2017     Aaa/AAA*       20,000          20,453
East AL Health Care Authority Facilities Revenue                     5.250       9/1/2023     Aaa/AAA*       50,000          50,461
Fairhope AL Utilities Revenue Warrants                               5.750      12/1/2021     Aaa/AAA*       25,000          26,313
Fort Payne Warrents                                                  5.500       5/1/2016     Aaa/AAA*       10,000          10,561
Hoover AL Board of Education Capital Outlay Warrants                 5.250      2/15/2026     Aaa/AAA*       35,000          35,191
Houston County AL Warrants                                           5.650     10/15/2015     Aaa/AAA*       25,000          27,278
Houston County AL Health Care - SE Alabama Medical Center            5.750      10/1/2022     Aaa/AAA*       20,000          20,577
Huntsville AL Health Care Authority Series A                         5.000       6/1/2023     Aaa/AAA*       40,000          38,688
Huntsville AL Health Care Authority Series A                         5.400       6/1/2022     Aaa/AAA*       50,000          51,053
Huntsville AL Public Educational Building - A&M                      5.600       6/1/2014        A*          20,000          21,303
Huntsville AL Public Educational Building                            6.050       6/1/2020        A*         100,000         105,890
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue             5.100       6/1/2018     Aaa/AAA*       30,000          30,655
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue             5.200       6/1/2021     Aaa/AAA*       50,000          50,617
Jefferson County AL Board of Education Capital Outlay                5.800      2/15/2020     Aaa/AAA*       10,000          10,562
Jefferson County AL Sewer Revenue Capital Improvement                5.000       2/1/2021     Aaa/AAA*       30,000          29,819
Lauderdale County & Florence AL Health Care Authority                5.250       7/1/2019     Aaa/AAA*       30,000          30,669
Lee County AL Warrants                                               5.500       2/1/2021     Aaa/AAA*       15,000          15,450
Limestone County AL Water Authority Water Revenue                    5.250      12/1/2020     Aaa/AAA*       45,000          45,773
Linden AL Warrants                                                   5.250       6/1/2023        AA*         25,000          25,211
Montgomery AL Waterworks & Sanitary Sewer Board                      5.000       9/1/2019     Aaa/AAA*       50,000          50,314
Northeast AL Water Sewer & Fire Protection District Water            5.700       5/1/2023     Aaa/AAA*       20,000          20,408
Nortwest AL Gas District Gas System Revenue                          5.900       5/1/2020        Aaa         35,000          37,347
Oxford AL Public Parks & Recreation Board Revenue                    6.000      12/1/2021        A*         115,000         121,090
Phenix City AL School Warrants                                       5.450       8/1/2016     Aaa/AAA*       10,000          10,730
St Clair County AL Board of Education School Tax Anticipation        5.500       2/1/2016     Aaa/AAA*       10,000          10,633
Southeast AL Gas District System Revenue Series A                    5.500       6/1/2020        Aaa         10,000          10,483
Sylacauga AL Warrants                                                5.500       6/1/2025        Aaa         25,000          25,672
Tuskegee AL Utilities Board Utilities Revenue                        5.500       2/1/2022     Aaa/AAA*       70,000          72,060
University of Alabama Revenue - Birmingham                           6.000      10/1/2020     Aaa/AAA*       25,000          27,041
University of Alabama University Revenue-Huntsville                  5.750      12/1/2016     Aaa/AAA*       10,000          10,710
University AL University Revenue Hospital-Series A                   5.400       9/1/2013     Aaa/AAA*       50,000          54,143
                                                                                                                       ------------
                                                                                                                          1,575,804

GENERAL OBLIGATION BONDS
18.22% of Net Assets
AL State - Series A                                                  5.000       6/1/2019      Aa3/AA*       30,000          30,038
Alabama State Series B                                               5.000       6/1/2021      Aa3/AA*       30,000          29,926
Alabama 21st Century Authority Tobacco Settlement Revenue            5.750      12/1/2020      Aa1/A*        50,000          50,753
Alabama 21st Century Authority Tobacco Settlement Revenue            5.850      12/1/2013      Aa1/A*        15,000          15,665
Birmingham AL Referral Warrants - Series A                           5.250       5/1/2018      Aa3/AA*      300,000         311,628
                                                                                                                       ------------
                                                                                                                            438,010

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.04% of Net Assets
Mobile AL Spring Hill College Educational Building                   5.100       9/1/2019        Aa3        120,000         121,225
                                                                                                                       ------------
                                                                                                                            121,225

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.86% of Net Assets
Blount County AL Health Care Authority Tax Anticipation Warrant      5.750      2/15/2019       BBB+*        25,000          25,461
Mobile AL Second Medical Clinic Board Revenue Franklin               5.050       3/1/2018        Aa3         50,000          49,782


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2002

                                                                                Maturity
Bond Description                                                      Coupon      Date       Rating#       Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
Montgomery AL Baptist Medical Center Special Care                      5.375    9/1/2022     Aaa/AAA*      $  30,000    $     30,560
Oneonta Eastern Health System Special                                  7.750    7/1/2021     A3/BBB+*         10,000          11,115
                                                                                                                        ------------
                                                                                                                             116,918

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.60% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue              5.800   11/1/2011       BBB*           75,000          83,011
Auburn AL Industrial Development Board Facilities Revenue              6.200   11/1/2020       BBB*           25,000          27,479
                                                                                                                        ------------
                                                                                                                             110,490

PREREFUNDED BONDS
1.65% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue                        5.750    9/1/2025     Aaa/AAA*         25,000          28,193
Montevallo AL American                                                 6.000    6/1/2013        NR            10,000          11,432
                                                                                                                        ------------
                                                                                                                              39,625

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.30% of Net Assets
Alabama Housing Financial Authority Single Family Housing              6.000    4/1/2016        Aaa           30,000          31,315
                                                                                                                        ------------
                                                                                                                              31,315

MUNICIPAL UTILITY REVENUE BONDS
1.28% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A                5.125    1/1/2017     Aa3/AA-*         20,000          20,545
Douglas AL Water & Fire Protection Authority Water Revenue             5.600    6/1/2015        NR            10,000          10,270
                                                                                                                        ------------
                                                                                                                              30,815

PUBLIC FACILITIES REVENUE BONDS
..90% of Net Assets
Hoover AL Warrants - Series A                                          5.650    1/1/2014     Aa3/AA-*         10,000          10,945
Rockford AL Public Building Authority Building Revenue                 5.750    9/1/2015        NR            10,000          10,712
                                                                                                                        ------------
                                                                                                                              21,657

LEASE REVENUE BONDS
..84% of Net Assets
Mountain Brook AL City Board Education Capital Outlay                  5.200   2/15/2021        Aa2           20,000          20,302
                                                                                                                        ------------
                                                                                                                              20,302
                                                                                                                        ------------

Total Investments (cost $2,429,739)(a) - 104.25% of Net Assets                                                          $  2,506,161
                                                                                                                        ============

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                               Unrealized appreciation     $  77,527
                                                                               Unrealized depreciation        (1,105)
                                                                                                           ---------
                                                                               Net unrealized appreciation $  76,422
                                                                                                           =========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $2,429,739)                                $ 2,506,161
Cash                                                                                          600
Interest receivable                                                                        29,459
Receivable from Advisor                                                                       951
Prepaid expenses                                                                            1,007
                                                                                      -----------
         Total assets                                                                   2,538,178

LIABILITIES:
Payable for:
     Investments purchased                                              $ 100,398
     Distributions                                                         28,116
     Fund shares redeemed                                                   2,543
     Transfer agent                                                         3,085
                                                                        ---------
         Total liabilities                                                                134,142
                                                                                      -----------

NET ASSETS:
Capital                                                                                 2,331,624
Net accumulated realized loss on investment transactions                                   (4,010)
Net unrealized appreciation in value of investments                                        76,422
                                                                                      -----------
Net assets at value                                                                   $ 2,404,036
                                                                                      ===========

NET ASSET VALUE, offering price and redemption price per share
             ($2,404,036 -:- 214,236 shares outstanding)                              $     11.22
                                                                                      ===========

=================================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                                    $ 108,437
                                                                        ---------
     Expenses:
         Management fee                                                    10,284
         Transfer agent                                                     3,085
         Professional fees                                                  1,932
         Trustee fees                                                         175
         Other expenses                                                     1,099
                                                                        ---------
         Total expenses                                                    16,575
         Expenses reimbursed by Investment Advisor                        (10,825)
                                                                        ---------
Net investment income                                                     102,687
                                                                        ---------
Realized and unrealized gain/(loss) on investments:
     Net realized loss                                                     (2,757)
     Net increase in unrealized appreciation                               39,373
                                                                        ---------
Net realized and unrealized gain on investments                            36,616
                                                                        ---------
Net increase in net assets resulting from operations                    $ 139,303
                                                                        =========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                                       2002             2001
                                                                                    -----------     -------------
Increase in net assets:
     Operations:
         Net investment income                                                      $   102,687     $      35,210
         Net realized loss on investments                                                (2,757)           (1,253)
         Net increase in unrealized appreciation                                         39,373            30,988
                                                                                    -----------     -------------
     Net increase in net assets resulting from operations                               139,303            64,945
     Distributions to shareholders from net investment income                          (102,687)          (35,210)
     Net fund share transactions                                                      1,070,536         1,045,285
                                                                                    -----------     -------------
Total increase                                                                        1,107,152         1,075,020
Net assets:
     Beginning of year                                                                1,296,884           221,864
                                                                                    -----------     -------------
     End of year                                                                    $ 2,404,036     $   1,296,884
                                                                                    ===========     =============

======================================================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:                                                               The period
                                                                   For the years ended June 30,      1/1/2000 to
                                                                   ----------------------------
                                                                      2002             2001          6/30/00 (a)
                                                                   ----------       -----------     -------------
Net asset value, beginning of year                                 $    10.99       $     10.31     $       10.00
                                                                   ----------       -----------     -------------
Income from investment operations:
     Net investment income                                               0.56              0.56              0.26
     Net gains on securities,
         both realized and unrealized                                    0.23              0.68              0.31
                                                                   ----------       -----------     -------------
Total from investment operations                                         0.79              1.24              0.57
Less distributions:
     Distributions from net investment income                           (0.56)            (0.56)            (0.26)
                                                                   ----------       -----------     -------------
Net asset value, end of year                                       $    11.22       $     10.99     $       10.31
                                                                   ==========       ===========     =============
Total return                                                             7.32%            12.33%             5.79% (c)
Net assets, end of year (in thousands)                             $    2,404       $     1,297     $         222
Ratio of expenses to average net assets                                  0.28%             0.21%             0.50% (b)
     Before expense reimbursement                                        0.81%             1.01%             3.26% (b)
Ratio of net investment income to
         average net assets                                              4.47%             4.47%             2.46% (b)
     After expenses reimbursement                                        4.99%             5.27%             5.23% (b)
Portfolio turnover                                                      18.15%            15.28%             0.00%

(a)  Commencement of operations January 1, 2000
(b)  Annualized
(c)  Total return is not annualized


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS-KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2002

                                                                               Maturity
Bond Description                                                     Coupon      Date          Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
40.94% of Net Assets
Bardstown KY Combined Utilities Revenue                               5.000     12/1/2017      Aaa/AAA*    $ 1,290,000   $ 1,315,710
Bardstown KY Combined Utilities Revenue                               5.000     12/1/2018       Aaa/A2*      1,510,000     1,533,239
Boone-Florence KY Water Supply System Revenue                         5.000     12/1/2017       Aaa/A2*      1,805,000     1,849,150
Boone-Florence County KY Water Supply System Revenue                  5.000     12/1/2018       Aaa/A2*      1,900,000     1,930,799
Boone-Florence County KY Water Supply System Revenue                  5.000     12/1/2020      Aaa/AAA*      2,100,000     2,103,549
Boyle County KY Hospital Revenue-Ephraim McDowell Regional            5.800     4/1/2014       Aaa/AAA*      1,000,000     1,052,360
Carrollton & Henderson KY Public Energy Authority Gas Revenue         5.000     1/1/2007       Aaa/AAA*      1,000,000     1,073,260
Danville KY Multi-City Lease Revenue-Shelbyville                      6.550     7/1/2006       Aaa/AAA*        495,000       505,053
Fayette County KY School District Finance Corporation                 5.250     4/1/2021       Aaa/AAA*      2,285,000     2,335,704
Greater KY Housing Assistance Corporation                             5.350     7/1/2022       Aaa/AAA*        920,000       920,000
Greater KY Housing-Tug Fork Apartments                                5.600     1/1/2007       Aaa/AAA*        195,000       195,027
Greater KY Housing-Tug Fork Apartments                                6.350     1/1/2022       Aaa/AAA*      2,105,000     2,105,442
Greater KY Housing Assistance Corporation-Brownsville Manor           6.050     7/1/2022       Aaa/AAA*      1,435,000     1,435,144
Greater KY Housing Assistance Corporation-Chenowith Woods             6.100     1/1/2024       Aaa/AAA*      3,615,000     3,633,943
Greater Ky Housing Assistance Corporation-Northside Apts              6.200     2/1/2025         AAA*        8,735,000     8,785,226
Greater KY Housing Assistance Corporation Mortgage Revenue            5.450     5/20/2027         Aaa        1,245,000     1,272,415
Hopkins County KY Hospital Revenue-Trover Clinic Foundation           6.625     11/15/2011     Aaa/AAA*      2,000,000     2,052,000
Jefferson County KY Health Facilities-Jewish Hospital                 6.500     5/1/2015       Aaa/AAA*      6,380,000     6,582,055
Jefferson County KY Health Facilities-Jewish Hospital                 5.650     1/1/2017       Aaa/AAA*      3,450,000     3,629,952
Jefferson County KY Health Facilities Jewish Hospital                 5.700     1/1/2021       Aaa/AAA*      4,520,000     4,716,846
Jefferson County KY Health Facilities University Medical Center       5.500     7/1/2017       Aaa/AAA*      8,675,000     9,030,502
Jefferson County KY School District Finance Corporation               5.125     11/1/2016      Aaa/AAA*      1,000,000     1,029,090
Jefferson County KY School District Finance Corporation               5.250     1/1/2016       Aaa/AAA*      1,000,000     1,028,170
Jefferson County KY School District Finance Corporation               5.250     1/1/2019       Aaa/AAA*      2,000,000     2,041,020
Jefferson County KY Health Facilities-Alliant Health System           5.125     10/1/2017      Aaa/AAA*      2,940,000     3,070,712
Jefferson County KY Capital Projects Corporation Revenue              5.375     6/1/2018       Aaa/AAA*      1,500,000     1,554,705
Jefferson County KY Capital Projects Corporation Revenue              5.600     4/1/2014       Aaa/AAA*      1,000,000     1,060,920
Jefferson County KY Hospital Revenue                                  6.436     10/1/2014      Aaa/AAA*      1,500,000     1,539,735
Kentucky Economic Development Finance Authority-Ashland Hospital      6.125     2/1/2012       Aaa/AAA*      4,000,000     4,168,200
Kentucky Development Finance Authority-St Claire Medical              5.875     9/1/2013          Aaa        2,000,000     2,125,620
Kentucky Development Finance Authority-St Claire Medical              5.625     9/1/2021         AAA*        2,500,000     2,594,225
Kentucky Development Finance Authority-St Elizabeth Hospital          5.900     12/1/2015      Aaa/AAA*      2,500,000     2,638,475
Kentucky Development Finance Authority-Methodist Hospital             5.625     2/1/2017         AAA*        6,500,000     6,863,480
Kentucky Development Finance Authority-Appalachian Regional           5.850     10/1/2017        A/A*        1,000,000     1,035,800
Kentucky Development Authority-South Central Nursing                  6.000     7/1/2011       Aaa/AAA*      3,370,000     3,864,952
Kentucky Development Finance Authority-Baptist Hospital               5.000     8/15/2015      Aaa/AAA*      3,250,000     3,289,358
Kentucky Housing Corporation                                          4.750     7/1/2017       Aaa/AAA*      1,335,000     1,323,679
Kentucky Housing Corporation                                          5.950     7/1/2017       Aaa/AAA*      1,500,000     1,566,480
Kentucky Housing Corporation                                          5.400     7/1/2014       Aaa/AAA*      4,700,000     4,793,060
Kentucky Housing Corporation                                          5.800     1/1/2019       Aaa/AAA*      6,755,000     6,875,847
Kentucky Housing Corporation                                          6.500     7/1/2017       Aaa/AAA*      3,935,000     4,133,914
Kentucky Housing Corporation                                          5.700     7/1/2017       Aaa/AAA*        500,000       515,215
Kentucky Housing Corporation                                          6.400     1/1/2017       Aaa/AAA*      8,360,000     8,831,170
Kentucky Housing Corporation                                          5.500     1/1/2015       Aaa/AAA*      1,000,000     1,035,930
Kentucky State Property & Building Commission  Project #64            5.500     5/1/2017       Aaa/AAA*      8,000,000     8,428,400
Kentucky State Property & Building Commission  Project #72            5.375     10/1/2016      Aaa/AAA*      5,000,000     5,296,800
Kentucky State Property & Building Commission  Project #72            5.000     10/1/2020      Aaa/AAA*     11,305,000    11,362,315
Kentucky State Property & Building Commission  Project #74            5.000     2/1/2020       Aaa/AAA*      4,000,000     4,021,000
Kentucky State Property & Building Commission  Project #74            5.000     2/1/2022       Aaa/AAA*      3,000,000     2,981,340
Kentucky State Property & Building Commission  Project #74            5.000     2/1/2019       Aaa/AAA*      3,000,000     3,036,360
Kentucky State Property & Building Commission  Project #73            5.500     11/1/2017      Aaa/AAA*      1,000,000     1,075,040
Kentucky State Property & Building Commission  Project #73            5.000     11/1/2019      Aaa/AAA*      1,360,000     1,371,941
Kentucky State Property & Building Commission  Project #73            5.000     11/1/2020      Aaa/AAA*      3,255,000     3,273,065
KY State Turnpike Authority Economic Development Road Revenue         5.150     7/1/2019       Aaa/AAA*      1,000,000     1,022,410
Lexington Fayette Urban County Government Public Facilities           5.125     10/1/2015      Aaa/AAA*      1,770,000     1,845,473
Lexington Fayette Urban County Government Public Facilities           5.125     10/1/2017      Aaa/AAA*      1,830,000     1,882,594
Lexington Fayette Urban County Government Public Facilities           5.125     10/1/2018      Aaa/AAA*      2,135,000     2,181,692
Lexington Fayette Urban County Government Public Facilities           5.125     10/1/2019      Aaa/AAA*      2,415,000     2,452,988
Louisville & Jefferson County KY Metropolitan Sewer District          5.300     5/15/2019      Aaa/AAA*      6,500,000     6,584,370
Louisville & Jefferson County KY Metropolitan Sewer District          5.500     5/15/2021      Aaa/AAA*      1,000,000     1,018,020


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2002

                                                                             Maturity
Bond Description                                                   Coupon      Date       Rating#       Par Value    Market Value
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County KY Metropolitan Sewer District       5.000     5/15/2019    Aaa/AAA*     $ 2,500,000    $ 2,524,175
Louisville & Jefferson County KY Regional Airport Authority        5.500     7/1/2017     Aaa/AAA*       2,655,000      2,807,795
Louisville KY Parking Authority-River City First Mortgage          5.000     12/1/2017    Aaa/AAA*       1,000,000      1,016,430
Madison County KY School District Finance Corporation              4.500     4/1/2016     Aaa/AAA*         695,000        688,627
McCracken County KY School District Finance Corporation            4.650     7/1/2019     Aaa/AAA*       1,655,000      1,620,692
McCracken County KY School District Finance Corporation            4.700     7/1/2020     Aaa/AAA*       1,725,000      1,677,994
McCracken County KY School District Finance Corportion             5.000     7/1/2022     Aaa/AAA*       4,000,000      3,984,960
McCreary County Courthouse & Public Square Corporation Reveue      5.400     9/1/2020       AAA*         1,550,000      1,613,256
Northern KY Water District Revenue Series A                        5.000     2/1/2020      Aaa/A2*       3,080,000      3,086,838
Northern KY Water District Revenue Series A                        5.000     2/1/2021     Aaa/AAA*       2,635,000      2,622,247
Pike County KY Mortgage Revenue-Phelps Regional Health             5.350     9/20/2012      AAA*           260,000        278,067
Radcliff KY Mortgage Revenue-Lincoln Trail Care                    5.650     1/20/2019      AAA*         3,110,000      3,217,668
Shelbyville KY Certificate of Participation                        5.150     7/1/2018       Aaa          4,165,000      4,247,051
University of Kentucky Consolidated Educational Buildings          5.750     5/1/2015     Aaa/AAA*       1,850,000      1,969,103
University of Kentucky Consolidated Education                      5.000     5/1/2015     Aaa/AAA*       1,305,000      1,347,634
Warren County Ky Hospital Facility Revenue                         4.625     4/1/2012     Aaa/AAA*       1,500,000      1,537,740
Warren County KY Hospital Facility Revenue                         5.000     4/1/2016     Aaa/AAA*       1,000,000      1,019,240
Warren County Ky Hospital Facility Revenue                         5.000     4/1/2017     Aaa/AAA*       1,000,000      1,012,750
                                                                                                                      -----------
                                                                                                                      219,143,208

LEASE REVENUE BONDS
17.58% of Net Assets
Boone County KY School District Finance Corporation                6.000     2/1/2018       Aa3          1,000,000      1,032,270
Boone County KY School District Finance Corporation                5.700     5/1/2018       Aa3          2,500,000      2,597,900
Boone County KY School District Finance Corporation                5.500     9/1/2019       Aa3          1,860,000      1,950,191
Boone County KY School District Finance Corporation                5.750     2/1/2020       Aa3          1,200,000      1,277,760
Boone County KY School District Finance Corporation                5.000     8/1/2019       Aa3          1,040,000      1,049,651
Boone County KY School District Finance Corporation                5.000     2/1/2022       Aa3          3,000,000      2,970,300
Bullitt County KY School District Finance Corporation              6.000     8/1/2014       Aa3          1,100,000      1,176,109
Bullitt County KY School District Finance Corporation              5.000     7/1/2021       Aa3          1,000,000        995,130
Christian County KY Public Courthouse Lease Revenue                5.125     8/1/2017       Aa3          1,090,000      1,126,831
Christian County KY Public Courthouse Lease Revenue                5.125     8/1/2018       Aa3          1,145,000      1,174,427
Covington KY Independent School District Finance Corporation       5.250     6/2/2019       Aa3          1,225,000      1,258,320
Estill County KY School District Finance Corporation               5.875     8/1/2016        A           1,780,000      1,913,286
Fayette County KY School District Financial Corporation            5.375     1/1/2017     AA3/AA-*       1,300,000      1,359,826
Floyd County KY School District Finance Corporation                6.000     6/1/2014       Aa3          1,000,000      1,065,790
Green County KY School District Finance Corporation                5.000     4/1/2021       Aa3          1,085,000      1,080,986
Greenup County KY School District Finance Corporation              6.100     9/1/2014       Aa3          1,105,000      1,182,670
Hardin County KY School District Finance Corporation               6.000     7/1/2016       Aa3          1,025,000      1,109,368
Harlan KY Independent School District Finance Corporation          6.000     5/1/2015       Aa3            275,000        295,691
Hopkins County KY School District Finance Corporation              5.125     6/1/2019       Aa3          4,120,000      4,215,914
Jessamine County KY School District Finance Corporation            5.375     1/1/2017     Aa3/A+*        1,500,000      1,571,310
Junction City KY College Revenue-Center College Project            5.875     4/1/2017       A2           1,000,000      1,073,070
Kenton County KY School District Finance Corporation               5.375     3/1/2017       A+*          4,300,000      4,519,128
KY Area Development Districts Financing Trailer Lease Program      6.150     12/1/2022      AA*          1,020,000      1,111,555
KY Area Development Districts Lease City of Ewing                  5.700     6/1/2015       AA*          1,500,000      1,621,530
Kentucky Area Development Districts Financing Lease-Ewing          5.600     6/1/2022       AA*          1,055,000      1,104,849
KY Area Development Districts Financing Trust Lease                5.350     12/1/2022      AA*          2,560,000      2,625,280
Kentucky Area Development Districts Financing Lease Program        5.400     12/1/2021      AA*            710,000        740,338
Kentucky Area Development Districts Financing Lease                5.400     12/1/2021      AA*          1,095,000      1,136,720
Kentucky Infrastructure Authority Series A                         5.000     6/1/2019     Aa3/AA-*       1,000,000      1,004,960
KY Interlocal Transportation Equipment Lease Revenue               6.000     12/1/2020       A             400,000        407,188
Kentucky Infrastructure Authority                                  5.750     8/1/2013     Aa3/A*           900,000        932,292
Kentucky Infrastructure Authority                                  5.750     8/1/2018     Aa3/A*         1,500,000      1,554,300
Kentucky Infrastructure Authority                                  6.375     8/1/2014     Aa3/A*           700,000        763,679
Kentucky Infrastructure Authority                                  5.375     2/1/2018     Aa3/A*         2,000,000      2,030,040
Kentucky Infrasturcture Authority                                  5.000     6/1/2017     Aa3/A*         1,035,000      1,053,247
Kentucky State Property & Buildings Commission Revenue #67         5.375     9/1/2019     Aa3/AA-*       3,475,000      3,596,660
Kentucky State Property & Buildings Commission Revenue #68         5.000     10/1/2019    Aa3/AA-*       5,500,000      5,530,580
Kentucky State Property & Buildings Commission Revenue #73         5.500     11/1/2013    Aa3/AA-*       1,500,000      1,648,080
Laurel County KY School District Finance Corporation               5.600     3/1/2017      Aa3           1,000,000      1,062,520
Laurel County KY School District School Building Revenue           5.750     6/1/2020      Aa3           1,250,000      1,330,950
Martin County KY School District Finance Corporation               5.375     9/1/2020      Aa3           1,100,000      1,128,094


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS-KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2002

                                                                                 Maturity
Bond Description                                                        Coupon     Date        Rating#     Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
McLean County KY School District Finance Corporation                    6.000     6/1/2014       Aa3       $ 1,405,000   $ 1,491,731
Oldham County KY School District Finance Corporation                    5.000     12/1/2021      Aa3         2,090,000     2,087,325
Pendleton County KY Multi-County Lease Revenue                          6.500     3/1/2019       A*         16,000,000    16,506,559
Pendleton County KY School District Finance Corporation                 5.125     6/1/2019       Aa3         1,140,000     1,167,052
Pike County KY School District Finance Corporation                      5.000     9/1/2016       Aa3         1,850,000     1,912,512
Pike County KY School District Finance Corporation                      5.100     9/1/2020       Aa3         1,000,000     1,011,010
Powell County KY School District Finance Corporation                    5.900     8/1/2016       Aa3         1,185,000     1,269,704
Richmond KY Court Facilities Corporation Revenue                        5.250     2/1/2019       AA*         1,035,000     1,053,402
Scott County School District                                            5.000     3/1/2021       Aa3         1,240,000     1,238,413
                                                                                                                         -----------
                                                                                                                          94,116,498

HOSPITAL AND HEALTHCARE REVENUE BONDS
8.69% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical              5.800     7/1/2011       A-*           270,000       291,708
Christian County KY Hospital Revenue-Jennie Stuart Medical              6.000     7/1/2017       A-*         5,000,000     5,180,650
Christian County KY Hospital Revenue-Jennie Stuart Medical              6.000     7/1/2013       A-*         2,870,000     3,040,593
Crittenden County Heathcare Facilities                                  6.300     1/1/2016       NR          2,095,000     2,186,845
Jefferson County KY Health Facilities Jewish Hospital                   5.700     1/1/2011     A1/AA-*       1,200,000     1,306,056
Kentucky Development Financial Authority Catholic Health                5.500     9/1/2014     Aa3/AA-       1,375,000     1,456,111
Kentucky Development Finance Authority Green River                      6.000     11/1/2010       Aa3        1,000,000     1,094,500
Kentucky Development Financial Authority Catholic Health                5.750     12/1/2015    Aa3/AA-*      2,000,000     2,102,420
Kentucky Development Finance Authority Hospital-Appalachian Regional    5.850     10/1/2017      BB          1,000,000       842,580
Kentucky Development Finance Authority Hospital-Appalachian Regional    5.875     10/1/2022      BB          1,000,000       797,730
Kentucky Development Finance Authority-Catholic Health                  5.000     12/1/2018    Aa2/AA*       6,950,000     6,752,620
Kentucky Economic Development Finance Authority Revenue                 5.250     9/1/2021     Aa3/AA-*      2,000,000     1,964,280
Kentucky Economic Development Finance Authority-Norton Health           6.125     10/1/2010      A-*         7,000,000     7,314,860
Kentucky Economic Development Finance Authority-Norton Health           6.250     10/1/2012      A-*         6,500,000     6,815,640
Kentucky Economic Development Finance Authority - Catholic Health       5.125     10/1/2021    A1/AA-*       1,000,000       999,310
Madison County Ky Industrial Building Revenue - McCready Manor          5.500     6/1/2020       AA*         1,785,000     1,861,612
Pike County KY Mortgage Revenue Phelps Regional Health                  5.650     9/20/2027     AAA*         2,435,000     2,531,304
                                                                                                                         -----------
                                                                                                                          46,538,819

PUBLIC FACILITIES REVENUE BONDS
8.33% of Net Assets
Boone County KY Public Property Corporation - Judicial Facilities       5.125     9/1/2022       Aa3         1,750,000     1,760,115
Calloway County KY Public Property Corporation-Courthouse               5.625     3/1/2018        A          1,000,000     1,053,570
Danville Ky Multi-City Lease Revenue-Mt Sterling                        5.000     9/1/2011       NR            545,000       565,759
Danville KY Multi-City Lease Revenue Paducah Public Propert             7.200     6/1/2011       NR            500,000       518,765
Florence KY Public Property Corporation Revenue                         5.250     3/1/2017        A          1,060,000     1,090,804
Kenton County KY Public Property Corporation Revenue                    5.700     12/1/2015       A          1,305,000     1,381,095
Kenton County KY Public Property Corporation Revenue                    5.700     12/1/2016       A          1,380,000     1,457,611
Kentucky League of Cities-Middlesboro Series                            6.200     8/1/2017        A-*          555,000       588,761
Kentucky State Property & Building Commission Project #63               5.100     11/1/2018    Aa3/AA-*      2,000,000     2,044,060
Kentucky State Property & Building Commission Project #67               5.125     9/1/2018     Aa3/AA-*      1,000,000     1,027,130
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                 6.100     3/1/2008       Aa          1,500,000     1,567,335
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                 6.150     3/1/2013       Aa         17,860,000    18,673,700
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                 6.200     3/1/2018       Aa          9,500,000     9,936,050
Oldham County KY Public Facilities Construction Corporation             5.250     6/1/2017       A*          1,060,000     1,098,510
Union County KY Public Property Corporation                             6.125     9/1/2015       NR            700,000       730,975
Woodford County KY Public Property Corporation Revenue                  5.600     11/1/2017      A2          1,065,000     1,102,488
                                                                                                                         -----------
                                                                                                                          44,596,728

ESCROWED TO MATURITY BONDS
7.93% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville                       6.875     6/1/2012      Baa1          2,170,000    2,662,829
Jefferson County KY Health Facilities Services - Alliant Health         5.125     10/1/2018    Aaa/AAA*      33,000,000   34,674,750
Jefferson County KY Health Facilities Alliant Health Services           5.125     10/1/2017    Aaa/AAA*       4,980,000    5,136,322
                                                                                                                         -----------
                                                                                                                          42,473,901

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
5.14% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project                6.650     8/1/2009      Baa2          8,835,000    9,026,807
Campbellsville KY Industrial Revenue-Campbellsville College             6.950     3/1/2015       NR           1,150,000    1,208,386
Campbellsville KY Industrial Revenue-Campbellsville College             6.000     3/1/2017       NR           1,920,000    2,005,498
Jefferson County KY Pollution Control Revenue-E I DuPont                6.300     7/1/2012     Aa3/AA*        3,500,000    3,670,695
Jefferson County KY Pollution Control-Louisville Gas                    5.625     8/15/2019    Aa2/AA*        9,150,000    9,231,435


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2002

                                                                                  Maturity
Bond Description                                                       Coupon       Date         Rating#    Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Kentucky League of Cities-Ashland Series                                 6.250     8/1/2017        A-      $ 1,550,000   $ 1,652,300
Meade County KY Pollution Control Revenue-Olin Corporation               6.000     7/1/2007        NR          535,000       553,741
Middlesboro KY Industrial Building Revenue-Fern Lake Project             6.200     12/1/2002       NR          150,000       154,500
                                                                                                                         -----------
                                                                                                                          27,503,362

PREREFUNDED BONDS
3.43% of Net Assets
Boone County KY Public Property                                          6.250    12/15/2012       A1          960,000     1,000,522
Campbell County KY Public Property                                       6.250     12/1/2015        A          810,000       842,675
Danville KY Multi-City Lease Revenue-Shelbyville                         6.700     7/1/2011     Aaa/AAA*     2,500,000     2,550,950
Daviess County KY Hospital Revenue                                       6.250     8/1/2012     Aaa/AAA*     3,000,000     3,073,080
Daviess County Ky Hospital Revenue                                       6.250     8/1/2022     Aaa/AAA*     1,000,000     1,024,360
Elsmere KY Industrial Development Revenue-Courtaulds plc                 6.750     4/1/2010        NR        2,000,000     2,234,980
Jefferson County KY Hospital Revenue                                     6.436     10/1/2014    Aaa/AAA*     2,500,000     2,635,650
Jessamine County KY School District Finance Corporation                  6.125     6/1/2015     Aaa/AAA*     1,000,000     1,095,940
Kentucky State Property & Buildings Commission Project #54               6.000     9/1/2012     Aaa/AAA*     1,210,000     1,244,062
Letcher County KY School District Finance Corporation                    6.700     10/1/2014       Aa3       1,490,000     1,670,543
Richmond KY Public Recreation Corporation Revenue                        6.750     8/1/2013        NR          575,000       594,958
Shelbyville KY Public Property Recreational Corporation                  6.900     10/1/2012       NR          400,000       413,580
                                                                                                                         -----------
                                                                                                                          18,381,300

GENERAL OBLIGATION BONDS
1.88% of Net Assets
Bowling Green Ky General Obligation                                      5.300     6/1/2018      Aa3/nr      1,000,000     1,040,670
Hardin County KY General Obligation                                      5.125     6/1/2019        A2        2,255,000     2,270,154
Jefferson County Ky Improvement                                          6.000     4/1/2020      Aa2/AA      1,985,000     2,124,466
Kentucky State Property & Buildings Commission Project #62               4.625     9/1/2013      Aa3/AA-     2,750,000     2,827,522
Louisville KY General Obligation                                         5.000     11/1/2019     Aa3/AA-     1,775,000     1,796,424
                                                                                                                         -----------
                                                                                                                          10,059,236

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.62% of Net Assets
Georgetown College Project Series A                                      6.000    11/15/2016       A         1,000,000     1,080,750
Georgetown College Project Series A                                      6.250    11/15/2020       A         4,000,000     4,308,120
Jefferson County KY College Project Bellarmine College                   5.250     5/1/2019       Baa2       2,000,000     2,008,780
University of Louisville Health & Education                              6.000     11/1/2013       A1        1,180,000     1,254,682
                                                                                                                         -----------
                                                                                                                           8,652,332

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.09% of Net Assets
Florence KY Housing Facility Revenue                                     6.300     8/15/2019      A/A*       2,615,000     2,833,353
Floyd County KY Public Property Revenue-Justice Center                   6.125     9/1/2018        A+        1,240,000     1,334,649
Kentucky State Property & Building Community Revenue Project #67         5.125     9/1/2016     Aa3/AA-*     1,000,000     1,035,370
Louisville Housing Assistance Mortgage Corp  Rivertown Project           5.100     7/1/2024       Aa2          655,000       635,612
                                                                                                                         -----------
                                                                                                                           5,838,984

MUNICIPAL UTILITY REVENUE BONDS
1.07% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue                                  6.400     1/1/2007      BBB-*         575,000       594,418
Danville KY Multi-City Lease Revenue-Ashland Utilities                   6.750     4/1/2012      BBB+*         915,000       938,644
Franklin KY Water & Sewer Revenue Refunding                              6.200     12/1/2011      A3         1,000,000     1,032,480
KY Rural Water Financial Corporation Public Project Revenue              5.375     2/1/2020       AA*        1,140,000     1,183,320
Logan/Todd Regional Water                                                5.500     8/1/2003       NR         2,000,000     2,006,099
                                                                                                                         -----------
                                                                                                                           5,754,961


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS-KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds--100%
June 30, 2002

                                                                              Maturity
Bond Description                                                    Coupon      Date      Rating#        Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION BONDS
..95% of Net Assets
Jeffersontown KY Certificate of Participation                        6.500    9/1/2009       A         $  1,400,000   $   1,503,587
Jeffersontown KY Certificate of Participation                        5.750    11/1/2015      A            1,095,000       1,161,937
Shelbyville KY Certificates of Participation                         5.350    10/1/2013      NR           1,295,000       1,286,246
Shelbyville KY Certificate of Participation                          5.450    10/1/2017      NR           1,130,000       1,132,124
                                                                                                                        -----------
                                                                                                                          5,083,894
                                                                                                                        -----------

Total Investments (cost $511,937,044)(a) - 98.65% of Net Assets                                                       $ 528,143,223
                                                                                                                      =============

      *   Standard and Poor's Corporation
          All other ratings by Moody's Investors Service, Inc.

      #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                    Unrealized appreciation            $ 16,843,709
                                                                    Unrealized depreciation                (637,530)
                                                                                                       ------------
                                                                    Net unrealized appreciation        $ 16,206,179
                                                                                                       ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $511,937,044)                                    $  528,143,223
Cash                                                                                             2,513,584
Receivable from investments sold                                                                12,316,000
Interest receivable                                                                              9,066,262
                                                                                            --------------
         Total assets                                                                          552,039,069

LIABILITIES:
Payable for:
     Investments purchased                                                 $ 10,076,564
     Distributions                                                            6,210,197
     Fund shares redeemed                                                        23,983
     Management fee                                                             185,546
     Transfer agent                                                              53,075
     Other fees                                                                 133,283
                                                                           ------------
         Total liabilities                                                                      16,682,648
                                                                                            --------------

NET ASSETS:
Capital                                                                                        522,323,749
Net accumulated realized loss on investment transactions                                        (3,173,507)
Net unrealized appreciation in value of investments                                             16,206,179
                                                                                            --------------
Net assets at value                                                                         $  535,356,421
                                                                                            ==============

NET ASSET VALUE, offering price and redemption price per share
          ($535,356,421 -:- 71,604,738 shares outstanding)                                  $         7.48
                                                                                            ==============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                                       $ 27,358,782
                                                                           ------------
     Expenses:
         Management fee                                                       2,140,550
         Transfer agent                                                         610,665
         Professional fees                                                       74,299
         Trustee fees                                                            44,462
         Other expenses                                                         125,147
                                                                           ------------
         Total expenses                                                       2,995,123
                                                                           ------------
Net investment income                                                        24,363,659
                                                                           ------------
Realized and unrealized gain on investments:

     Net realized gain                                                              722
     Net increase in unrealized appreciation                                  4,051,486
                                                                           ------------
Net realized and unrealized gain on investments                               4,052,208
                                                                           ------------
Net increase in net assets resulting from operations                       $ 28,415,867
                                                                           ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                         2002             2001
                                                                    -------------    -------------
Increase in net assets:
     Operations:
         Net investment income                                      $  24,363,659    $  22,515,431
         Net realized gain/(loss) on investments                              722         (102,207)
         Net increase in unrealized appreciation                        4,051,486       11,607,543
                                                                    -------------    -------------
     Net increase in net assets resulting from operations              28,415,867       34,020,767
     Distributions to shareholders from net investment income         (24,363,659)     (22,515,431)
     Net fund share transactions                                       64,068,511       38,772,921
                                                                    -------------    -------------
Total increase                                                         68,120,719       50,278,257
Net assets:
     Beginning of year                                                467,235,702      416,957,445
                                                                    -------------    -------------
     End of year                                                    $ 535,356,421    $ 467,235,702
                                                                    =============    =============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                      For the years ended June 30,
                                                        ---------------------------------------------------------
                                                           2002        2001        2000        1999        1998
                                                        ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of year                      $    7.41   $    7.22   $    7.47   $    7.65   $    7.47
                                                        ---------   ---------   ---------   ---------   ---------
Income from investment operations:
     Net investment income                                   0.36        0.37        0.38        0.37        0.39
     Net gains/(losses) on securities,
         both realized and unrealized                        0.07        0.19       (0.25)      (0.18)       0.18
                                                        ---------   ---------   ---------   ---------   ---------
Total from investment operations                             0.43        0.56        0.13        0.19        0.57
Less distributions:
     Distributions from net investment income               (0.36)      (0.37)      (0.38)      (0.37)      (0.39)
                                                        ---------   ---------   ---------   ---------   ---------
Net asset value, end of year                            $    7.48   $    7.41   $    7.22   $    7.47   $    7.65
                                                        =========   =========   =========   =========   =========
Total return                                                 5.93%       7.94%       1.78%       2.52%       7.77%
Net assets, end of year (in thousands)                  $ 535,356   $ 467,236   $ 416,957   $ 422,996   $ 373,153
Ratio of expenses to average net assets                      0.59%       0.60%       0.61%       0.61%       0.62%
Ratio of net investment income to
         average net assets                                  4.84%       5.05%       5.17%       4.88%       5.14%
Portfolio turnover                                           9.99%       9.06%      15.74%      10.69%      11.80%


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2002

                                                                                    Maturity
Bond Description                                                           Coupon     Date        Rating#    Par Value  Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
48.13% of Net Assets
Boone-Florence Water Supply System Revenue                                 4.300   12/1/2011      Aaa/AAA*  $  505,000   $   515,191
Carrolton & Henderson KY Public Building Authority Gas Revenue             4.500    1/1/2003      Aaa/AAA*     620,000       628,271
Carrolton & Henderson KY Public Building Authority Gas Revenue             5.000    1/1/2006      Aaa/AAA*   1,000,000     1,069,560
Carrolton & Henderson KY Public Building Authority Gas Revenue             5.000    1/1/2009      Aaa/AAA*   3,650,000     3,909,114
Carrolton & Henderson KY Public Building Authority Gas Revenue             4.200    1/1/2006      Aaa/AAA*     750,000       782,303
Eastern KY University Consolidated Education Building                      4.300    5/1/2009      Aaa/AAA*     500,000       516,440
Greater KY Housing Assistance Corporation Mortgage Revenue                 6.250    1/1/2005      Aaa/AAA*     165,000       165,036
Jefferson County KY Health Facility  University Medical Center             5.000    7/1/2008      Aaa/AAA*     300,000       321,312
Jefferson County KY Capital Project Corporation Lease Revenue              5.500    4/1/2005      Aaa/AAA*     365,000       392,276
KY Economic Development Finance Authority  Baptist Health System           4.750   8/15/2005      Aaa/AAA*   4,000,000     4,213,638
Kentucky Economic Development Finance Authority  Ashland Hospital          5.000    2/1/2005      Aaa/AAA*     500,000       527,940
KY Economic Development Finance Authority  Appalachian Hospital            5.500   10/1/2007        A/A*     1,000,000     1,066,530
KY Economic Development Finance Authority  Appalachian Hospital            5.700   10/1/2010         A*      1,000,000     1,075,150
KY Housing Corporation Housing Revenue                                     4.850    7/1/2004      Aaa/AAA*   1,700,000     1,759,840
KY Housing Corporation Housing Revenue                                     5.150    7/1/2007      Aaa/AAA*   3,225,000     3,362,417
KY Housing Corporation Housing Revenue                                     5.300    1/1/2004      Aaa/AAA*   2,250,000     2,318,018
Kentucky State Property & Building Commission  Project #69                 5.500    8/1/2008      Aaa/AAA*   1,140,000     1,258,150
Kentucky State Property & Building Commission  Project #69                 5.000    8/1/2009      Aaa/AAA*   1,620,000     1,749,195
Kentucky State Property & Building Community Project #65                   5.750    2/1/2009      Aaa/AAA*     750,000       838,710
KY Turnpike Authority Economic Development Road Revenue                    5.500    7/1/2007      Aaa/AAA*   3,000,000     3,314,040
Louisville & Jefferson County Metropolitan Sewer District Revenue          5.000   5/15/2006      Aaa/AAA*   2,505,000     2,600,716
Louisville & Jefferson County Airport Authority System Revenue             5.600    7/1/2013      Aaa/AAA*   2,000,000     2,072,160
Northern KY University Certificate of Participation Housing Facilities     4.500   12/1/2004      Aaa/AAA*   1,000,000     1,055,710
Northern KY University Certificates of Participation Student Housing       5.000   12/1/2007      Aaa/AAA*   1,190,000     1,296,493
Northern KY Water Services District Water District Revenue                 4.750    2/1/2011         Aaa     1,025,000     1,063,704
University Of Kentucky Consolidated Education Building                     4.600    5/1/2011      Aaa/AAA*     650,000       666,692
                                                                                                                         -----------
                                                                                                                          38,538,606

LEASE REVENUE BONDS
14.66% of Net Assets
Kenton County KY School District Finance Corporation                       5.200    3/1/2005       Aa3/AA*     500,000       532,295
KY Area Development District Financing  City of Ewing                      5.100    6/1/2010         AA*     1,300,000     1,395,290
KY Infractructure Authority  Series A                                      5.000    6/1/2010      Aa3/AA-*   2,000,000     2,140,240
KY Infrastructure Authority  Revolving Fund Program Series L               5.000    6/1/2006        A2/A*      415,000       445,664
KY Interlocal School Transportation Equipment Lease                        4.800    3/1/2003         Aa3       500,000       510,515
KY Interlocal School Transportation Equipment Lease                        4.900    3/1/2004         Aa3       500,000       522,570
Kentucky State Property & Building Commission Revenue  Project #71         5.500    8/1/2008       Aa3/AA*     450,000       497,673
Kentucky State Property & Building Commission Revenue  Project #59         5.600   11/1/2007       Aa3/AA*   1,550,000     1,726,809
Kentucky State Property & Building Commission Revenue  Project #60         5.500   10/1/2008      Aa3/AA-*     500,000       554,255
Kentucky State Property & Building Commission Revenue  Project #73         3.700   11/1/2008      Aa3/AA-*   1,000,000     1,010,680
Kentucky State Property & Building Commission Revenue  Project #73         5.250   11/1/2009      Aa3/AA-*     540,000       592,623
Kentucky State Property & Building Commission Revenue  Project #55         4.700    9/1/2004      Aa3/AA-*   1,730,000     1,813,144
                                                                                                                         -----------
                                                                                                                          11,741,758

HOSPITAL AND HEALTHCARE REVENUE BONDS
8.45% of Net Assets
Christian County KY Hospital  Jennie Stuart Medical Center                 5.250    7/1/2003         A-*       135,000       138,055
Kentucky Economic Development Finance Authority  Catholic Health           4.250   10/1/2009       A1/AA-*     255,000       261,880
Kentucky Economic Development Finance Authority  Catholic Health           4.500   10/1/2011       A1/AA-*   1,000,000     1,029,720
Kentucky Economic Development Finance Authority  Catholic Health           5.500   12/1/2006       Aa2/AA*   1,790,000     1,967,085
Kentucky Economic Development Finance Authority  Catholic Health           5.500   12/1/2010      Aa3/AA-*   2,100,000     2,321,760
Kentucky Economic Development Finance Authority  Norton Health             6.125   10/1/2010         A-      1,000,000     1,051,370
                                                                                                                         -----------
                                                                                                                           6,769,870

PUBLIC FACILITIES REVENUE BONDS
7.88% of Net Assets
Mt Sterling KY Lease Revenue  KY League of Cities  Series:A                5.625    3/1/2003         Aa      6,150,000     6,311,930
                                                                                                                         -----------
                                                                                                                           6,311,930


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2002

                                                                                  Maturity
Bond Description                                                       Coupon       Date       Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL UTILITY REVENUE BONDS
6.86% of Net Assets
Lexington-Fayette Urban County Government Ky Sewer System B             5.000       7/1/2007    Aa3/AA*   $ 1,290,000    $ 1,393,561
Logan/Todd Regional Water Community Revenue                             5.500       8/1/2003      NR        2,000,000      2,006,100
Louisville KY Waterworks Board Water System Revenue Refunding           4.250     11/15/2007    Aa1/AA*     1,000,000      1,050,480
Louisville KY Waterworks Board Water System Revenue                     4.500     11/15/2010    Aa1/AA*     1,000,000      1,045,410
                                                                                                                         -----------
                                                                                                                           5,495,551

GENERAL OBLIGATION BONDS
3.65% of Net Assets
Jefferson Co General Obligation                                         5.500      8/15/2010    Aa2/AA*     2,635,000      2,920,397
                                                                                                                         -----------
                                                                                                                           2,920,397

ESCROWED TO MATURITY BONDS
2.73% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue                6.375      12/1/2007      NR        1,500,000      1,712,940
Owensboro KY Electric Light & Power Revenue                            10.500       1/1/2004     AAA*         435,000        470,740
                                                                                                                         -----------
                                                                                                                           2,183,680

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.61% of Net Assets
Murray State University Revenue  Series G  Second Series                5.600       5/1/2006     A3/A*      1,000,000      1,041,250
University Of Louisville KY Consolidated Education Building             5.200       5/1/2004    A1/AA-*     1,000,000      1,045,260
                                                                                                                         -----------
                                                                                                                           2,086,510

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.98% of Net Assets
Carrol County KY Pollution Control Revenue  KY Ulitilies Project        7.450      9/15/2016     A2/A-      1,000,000      1,028,270
Meade County KY Pollution Control Revenue-Olin Corporation              6.000       7/1/2007     NR/NR        540,000        558,916
                                                                                                                         -----------
                                                                                                                           1,587,186

PREREFUNDED BONDS
1.33% of Net Assets
Kentucky State Property & Building Commission  Project #55              4.700       9/1/2004   Aaa/AAA*       300,000        317,136
University of Kentucky  Consolidated Education Building  Series:N       5.900       5/1/2003   Aa3/AA-*       725,000        751,085
                                                                                                                         -----------
                                                                                                                           1,068,221

CERTIFICATES OF PARTICIPATION BONDS
1.21% of Net Assets
Shelbyville Certificates of Participation Refinancing                   4.900      10/1/2007      NR          950,000        969,000
                                                                                                                         -----------
                                                                                                                             969,000

Total Investments (cost $77,392,010)(a) - 99.49% of Net Assets                                                           $79,672,709
                                                                                                                         ===========

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                       Unrealized appreciation            $ 2,391,450
                                                                       Unrealized depreciation               (110,751)
                                                                                                          -----------
                                                                       Net unrealized appreciation        $ 2,280,699
                                                                                                          ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $77,392,010)            $ 79,672,709
Cash                                                                    439,574
Receivable from investments sold                                         60,000
Interest receivable                                                   1,209,420
                                                                   ------------
         Total assets                                                81,381,703

LIABILITIES:
Payable for:
     Distributions                     $  228,731
     Fund shares redeemed               1,015,019
     Management fee                        32,806
     Transfer agent                         8,399
     Other fees                            14,543
                                       ----------
         Total liabilities                                            1,299,498
                                                                   ------------

NET ASSETS:
Capital                                                              78,908,560
Net accumulated realized loss on investment transactions             (1,107,054)
Net unrealized appreciation in value of investments                   2,280,699
                                                                   ------------
Net assets at value                                                $ 80,082,205
                                                                   ============

NET ASSET VALUE, offering price and redemption price per share
     ($80,082,205 -:- 15,104,643 shares outstanding)               $       5.30
                                                                   ============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                     $ 3,260,564
                                                         -----------
     Expenses:
         Management fee                                      361,265
         Transfer agent                                       92,704
         Professional fees                                     9,311
         Trustee fees                                          6,244
         Other expenses                                       31,124
                                                         -----------
         Total expenses                                      500,648
                                                         -----------
Net investment income                                      2,759,916
                                                         -----------

Realized and unrealized gain/(loss) on investments:
     Net realized loss                                       (10,009)
     Net increase in unrealized appreciation                 942,119
                                                         -----------
Net realized and unrealized gain on investments              932,110
                                                         -----------
Net increase in net assets resulting from operations     $ 3,692,026
                                                         ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS-KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                   2002            2001
                                                                ------------    ------------
Increase in net assets:
     Operations:
         Net investment income                                  $  2,759,916    $  2,270,041
         Net realized loss on investments                            (10,009)        (65,578)
         Net increase in unrealized appreciation                     942,119       1,335,231
                                                                ------------    ------------
     Net increase in net assets resulting from operations          3,692,026       3,539,694
     Distributions to shareholders from net investment income     (2,759,916)     (2,270,041)
     Net fund share transactions                                  23,595,448       3,079,499
                                                                ------------    ------------
Total increase                                                    24,527,558       4,349,152
Net assets:
     Beginning of year                                            55,554,647      51,205,495
                                                                ------------    ------------
     End of year                                                $ 80,082,205    $ 55,554,647
                                                                ============    ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                For the years ended June 30,
                                                                ------------------------------------------------------
                                                                   2002       2001        2000      1999       1998
                                                                ----------  --------    --------   --------   --------
Net asset value, beginning of year                              $   5.22    $   5.09    $   5.20   $   5.27   $   5.22
                                                                ----------  --------    --------   --------   --------
Income from investment operations:
     Net investment income                                          0.20        0.23        0.21       0.21       0.21
     Net gains/(losses) on securities,
         both realized and unrealized                               0.08        0.13       (0.11)     (0.07)      0.05
                                                                ----------  --------    --------   --------   --------
Total from investment operations                                    0.28        0.36        0.10       0.14       0.26
Less distributions:
     Distributions from net investment income                      (0.20)      (0.23)      (0.21)     (0.21)     (0.21)
                                                                --------    --------    --------   --------   --------
Net asset value, end of year                                    $   5.30    $   5.22    $   5.09   $   5.20   $   5.27
                                                                ========    ========    ========   ========   ========
Total return                                                        5.50%       7.18%       1.95%      2.58%      5.12%
Net assets, end of year (in thousands)                          $ 80,082    $ 55,555    $ 51,205   $ 58,630   $ 54,124
Ratio of expenses to average net assets                             0.69%       0.70%       0.69%      0.72%      0.74%
Ratio of net investment income to
         average net assets                                         3.82%       4.42%       4.06%      3.89%      4.05%
Portfolio turnover                                                  8.04%      22.40%      30.57%     27.38%     20.98%


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2002

                                                                                   Maturity
Bond Description                                                          Coupon     Date       Rating#     Par Value  Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
71.48% of Net Assets
Gautier MS Utility District Utility System Revenue                         5.125    3/1/2018      Aaa       $  75,000  $   76,456
Hinds County MS Revenue Refunding-MS Methodist Hospital                    5.600    5/1/2012    Aaa/AAA*        5,000       5,481
Jackson County MS Pollution Control Revenue                                5.650   11/1/2023    Aaa/AAA*       30,000      30,047
Jackson MS Public School District Limited Tax Notes                        5.375   10/1/2020      Aaa          20,000      20,501
Jackson MS Water & Sewer System Revenue                                    5.250    9/1/2020    Aaa/AAA*       50,000      50,682
Madison County MS School District - Series A                               5.250    9/1/2020    Aaa/AAA*       25,000      25,341
Medical Center Educational Building Corporation MS Revenue                 5.500   12/1/2023      AAA          20,000      20,821
MS Business Financial Corporation MS Water Pollution Control               5.650   11/1/2023    Aaa/AAA*       10,000      10,005
MS Business Financial Corporation Pollution Control Revenue                5.500    2/1/2026    Aaa/AAA*       10,000      10,052
MS Development - Madison County Road & Bridge Project                      5.250    6/1/2023      Aaa          50,000      50,370
MS Development Bank Special Obligation Madison County                      5.250    6/1/2024      Aaa          50,000      50,204
MS Development BK Special Obligation Flowood Revenue Project               5.625   11/1/2019    Aaa/AAA*       10,000      10,441
MS Development BK Special Obligation Natchez Convention Center             5.800    7/1/2019    Aaa/AAA*       25,000      27,244
MS Development Bank Special Obligation Gulfport Water Sewer                5.625    7/1/2024    Aaa/AAA*       55,000      57,318
MS Development BK Special Obligation Gulfport Combined Water               5.500    7/1/2015    Aaa/AAA*       10,000      10,920
MS Development Bank Special Obligation Desoto County                       5.900    7/1/2021      AAA*          5,000       5,349
MS Development Bank Special Obligation Rankin County                       5.400    7/1/2014    Aaa/AAA*       10,000      10,620
MS Development Bank Special Obligation Meridian Community                  5.500    7/1/2016      AAA*         30,000      31,387
MS Development Bank Special Obligation Multi-Purpose                       5.000    7/1/2021      AAA*         50,000      49,456
MS Development Bank Special Obligation Horn Lake                           5.000   10/1/2020      AAA*         50,000      49,759
MS Development Bank Special Obligation Combination                         5.000    7/1/2018    Aaa/AAA*      100,000     100,927
MS Hospital Equipment & Facilities Singing River Hospital                  5.500    3/1/2023    Aaa/AAA*      120,000     122,681
MS Hospital Equipment and Facilities Forrest County                        5.500    1/1/2024    Aaa/AAA*       45,000      45,867
Ms Development BK Special Obligation Culkin Water District                 5.800    7/1/2018    Aaa/AAA*       25,000      26,595
MS State University Educational Building Corporate Revenue                 5.500    8/1/2014      Aaa          75,000      81,124
Natchez MS Water & Sewer System Revenue                                    5.700    8/1/2017    Aaa/AAA*      150,000     158,687
Olive Branch MS Water & Sewer Revenue                                      4.500    3/1/2014      Aaa          30,000      30,049
Southern MS Education Building Corporation Revenue                         5.100    3/1/2020    Aaa/AAA*       70,000      70,101
Southern MS University Educational Building Corporation                    5.750    3/1/2021      Aaa          10,000      10,640
Tupelo MS Public School District                                           5.375   11/1/2015    Aaa/AAA*       20,000      20,887
University MS Educational Building - Stadium A                             5.500   12/1/2017    Aaa/AAA*        5,000       5,231
Walnut Grove Correctional Authority Certificates of Participation          6.000   11/1/2019    Aaa/AAA*       15,000      16,421
Winston County MS Urban Renewal Revenue                                    5.150   12/1/2017      AAA*         15,000      15,262
                                                                                                                       ----------
                                                                                                                        1,306,926
GENERAL OBLIGATION BONDS
15.94% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A                        5.900   10/1/2019       A*          35,000      36,291
Hinds County MS School District                                            4.750    3/1/2015       NR          50,000      50,349
Horn Lake Special Assessment Improvement Bonds-Desoto                      5.400   4/15/2020       A-*         25,000      25,484
Jackson MS Redevelopment Authority Urban Renewal Revenue                   5.600   11/1/2021       A2          20,000      20,630
MS Development BK Special Obligation Adams County Juvenile                 5.900    7/1/2017       A*          10,000      10,685
Mississippi State                                                          5.100  11/15/2012    Aa3/AA*        10,000      10,768
MS State Capital Improvements                                              5.000   11/1/2018       AA*        125,000     126,854
Richland MS Tax Increment                                                  5.600    6/1/2013       NR          10,000      10,501
                                                                                                                       ----------
                                                                                                                          291,562

MUNICIPAL UTILITY REVENUE BONDS
3.34% of Net Assets
MS Development Bank Special Obligation Okolona Electric                    5.350    7/1/2021      A*           50,000      50,605
MS Development Bank Special Obligation-Bay St Louis                        5.375    7/1/2014      A*           10,000      10,402
                                                                                                                       ----------
                                                                                                                           61,007

ESCROWED TO MATURITY BONDS
3.09% of Net Assets
Harrison County MS Wastewater Management District                          5.000    2/1/2015    AAA/Aaa*       25,000      26,341
MS Gulf Coast Regional Wastewater Treatment Facilities                     7.000    7/1/2012       NR          25,000      30,104
                                                                                                                       ----------
                                                                                                                           56,445


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2002

                                                                                       Maturity
Bond Description                                                              Coupon     Date    Rating#   Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES REVENUE BONDS
2.75% of Net Assets
Mississippi Development Bank Special Obligation - Southaven                    6.200    3/1/2020    A*      $ 10,000     $    10,534
Vicksburg Warren MS School District                                            4.700    2/1/2017   AA-*       40,000          39,831
                                                                                                                         -----------
                                                                                                                              50,365
CERTIFICATES OF PARTICIPATION BONDS
2.19% of Net Assets
Monroe County MS Certificates of Participation Jail Project                    5.050    4/1/2020    Aaa       40,000          40,088
                                                                                                                         -----------
                                                                                                                              40,088

STATE AND LOCAL MORTGAGE REVENUE BONDS
..57% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A                    5.350   12/1/2014    Aaa       10,000          10,411
                                                                                                                         -----------
                                                                                                                              10,411
                                                                                                                         -----------

Total Investments (cost $1,772,189)(a) - 99.36% of Net Assets                                                            $ 1,816,804
                                                                                                                         ===========
          *   Standard and Poor's Corporation

              All other ratings by Moody's Investors Service, Inc.
          NR  Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                               Unrealized appreciation      $ 45,703
                                                                               Unrealized depreciation        (1,088)
                                                                                                            --------
                                                                               Net unrealized appreciation  $ 44,615
                                                                                                            ========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $1,772,189)                          $ 1,816,804
Interest receivable                                                                  32,917
Receivable from Advisor                                                                 919
Prepaid expenses                                                                        549
                                                                                -----------
         Total assets                                                             1,851,189

LIABILITIES:
Payable for:
     Distributions                                                $  20,527
     Fund shares redeemed                                               100
     Transfer agent                                                   1,973
                                                                  ---------
         Total liabilities                                                           22,600
                                                                                -----------

NET ASSETS:
Capital                                                                           1,783,883
Net accumulated realized gain on investment transactions                                 91
Net unrealized appreciation in value of investments                                  44,615
                                                                                -----------
Net assets at value                                                             $ 1,828,589
                                                                                ===========

NET ASSET VALUE, offering price and redemption price per share
            ($1,828,589 -:- 166,266 shares outstanding)                         $     11.00
                                                                                ===========

===========================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                              $  67,688
                                                                  ---------
     Expenses:
         Management fee                                               6,575
         Transfer agent                                               1,973
         Professional fees                                            1,845
         Trustee fees                                                   109
         Other expenses                                                 887
                                                                  ---------
         Total expenses                                              11,389
         Expenses reimbursed by Investment Advisor                   (7,796)
                                                                  ---------
Net investment income                                                64,095
                                                                  ---------
Realized and unrealized gain on investments:
     Net realized gain                                                   91
     Net increase in unrealized appreciation                         22,145
                                                                  ---------
Net realized and unrealized gain on investments                      22,236
                                                                  ---------
Net increase in net assets resulting from operations              $  86,331
                                                                  =========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX -FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                                              2002             2001
                                                                                           -----------      -----------
Increase in net assets:
     Operations:
         Net investment income                                                             $    64,095      $    24,163
         Net realized gain on investments                                                           91                -
         Net increase in unrealized appreciation                                                22,145           15,611
                                                                                           -----------      -----------
     Net increase in net assets resulting from operations                                       86,331           39,774
     Distributions to shareholders from net investment income                                  (64,095)         (24,163)
     Net fund share transactions                                                               990,233          562,198
                                                                                           -----------      -----------
Total increase                                                                               1,012,469          577,809
Net assets:
     Beginning of year                                                                         816,120          238,311
                                                                                           -----------      -----------
     End of year                                                                           $ 1,828,589      $   816,120
                                                                                           ===========      ===========

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:                                                                      The period
                                                                          For the years ended June 30,      1/1/2000 to
                                                                          ----------------------------
                                                                             2002             2001          6/30/00 (a)
                                                                          -----------      -----------      -----------
Net asset value, beginning of year                                        $     10.83      $     10.35      $     10.00
                                                                          -----------      -----------      -----------
Income from investment operations:
     Net investment income                                                       0.54             0.55             0.27
     Net gains on securities,
         both realized and unrealized                                            0.17             0.48             0.35
                                                                          -----------      -----------      -----------
Total from investment operations                                                 0.71             1.03             0.62
Less distributions:
     Distributions from net investment income                                   (0.54)           (0.55)           (0.27)
                                                                          -----------      -----------      -----------
Net asset value, end of year                                              $     11.00      $     10.83      $     10.35
                                                                          ===========      ===========      ===========
Total return                                                                     6.67%           10.19%            6.24%
Net assets, end of year (in thousands)                                    $     1,829      $       816      $       238
Ratio of expenses to average net assets                                          0.27%            0.21%            0.50%
     Before expense reimbursement                                                0.87%            1.13%            3.35%
Ratio of net investment income to
         average net assets                                                      4.28%            4.26%            2.45%
     After expenses reimbursement                                                4.87%            5.18%            5.31%
Portfolio turnover                                                               3.40%            0.00%            0.00%


(a)  Commencement of operations January 1, 2000
(b)  Annualized
(c)  Total return is not annualized

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA  TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2002

                                                                                    Maturity
Bond Description                                                          Coupon      Date       Rating#    Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
57.48% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue                       5.000    10/1/2017    Aaa/AAA*    $  500,000  $   510,365
Craven NC Regional Medical Authority Health Care Facilities               5.625    10/1/2017    Aaa/AAA*        10,000       10,349
Cumberland County NC Certificates of Participation Civic Center           5.000    12/1/2018    Aaa/AAA*       500,000      509,270
Cumberland County NC Hospital Facilities Revenue                          5.250    10/1/2019     A3/AA*      1,000,000    1,007,520
Dare County NC Utility System Revenue                                     5.250     6/1/2018    Aaa/AAA*       250,000      257,665
Dare County NC Certificates of Participation                              5.125     6/1/2018    Aaa/AAA*       500,000      514,525
Elizabeth City NC Housing Developement Mortgage Revenue                   6.125     4/1/2023       Aa          140,000      145,085
Fayetteville NC Public Works Community Revenue                            5.100     3/1/2015    Aaa/AAA*       400,000      414,096
Gaston County NC Certificates of Participation Public Facilities          5.250    12/1/2016    Aaa/AAA*       850,000      883,754
Gastonia NC Combined Utilities Systems Revenue                            5.625     5/1/2019    Aaa/AAA*       500,000      533,110
Greenville NC Housing Developement Corp Series A                          5.800     7/1/2024    Aaa/AAA*        35,000       35,705
Harnett County NC Certificate of Participation                            5.000    12/1/2018    Aaa/AAA*     1,000,000    1,013,870
Lenoir NC Housing Authority Mortgage Revenue                              5.700    8/20/2024      AAA*         100,000      102,047
Lincoln County NC General Obligation Bond                                 4.700     6/1/2015    Aaa/AAA*       750,000      760,215
New Hanover County NC Certificates of Participation                       5.000    12/1/2017    Aaa/AAA*       250,000      253,863
New Hanover County NC Hospital Revenue                                    5.750    10/1/2026    Aaa/AAA*       100,000      104,361
New Hanover County NC Hospital Revenue                                    5.000    10/1/2019    Aaa/AAA*     1,110,000    1,116,457
New Hanover County NC Certificates of Participation                       5.000    12/1/2022    Aaa/AAA*     1,000,000    1,002,550
NC Educational Facilities Finance Agency St Augustines                    5.250    10/1/2018       AA*         600,000      618,594
NC Educational Facilities Finance Agency St Augustines                    5.250    10/1/2028       AA*         630,000      626,390
NC Eastern Municipal Power Agency Power System Revenue                    5.500     1/1/2017    Aaa/AAA*       150,000      152,090
NC Eastern Municipal Power Agency Power System Revenue                    5.750     1/1/2019    Aaa/AAA*       100,000      100,018
NC Eastern Municipal Power Agency Power System Revenue                    5.700     1/1/2015    Aaa/AAA*       345,000      368,391
NC Eastern Municipal Power Agency Power System Refunding                  5.375     1/1/2024    Aaa/AAA*     1,000,000    1,013,860
NC Central University Housing System Revenue                              5.800    11/1/2018    Aaa/AAA*        50,000       53,195
NC Central University Housing System Revenue                              5.800    11/1/2020    Aaa/AAA*        60,000       63,517
North Carolina Public Improvement                                         5.250     3/1/2016    Aaa/AAA*     1,000,000    1,055,840
NC Medical Care Community Hospital Revenue-High Point                     5.000    10/1/2019    Aaa/AAA*       500,000      498,240
NC Medical Care Community Hospital Revenue-Rex Hospital                   5.000     6/1/2017    Aaa/AAA*       500,000      508,485
NC Medical Care Community Hospital Revenue-St Joseph                      5.100    10/1/2014    Aaa/AAA*         5,000        5,251
NC Medical Care Community Hospital Revenue-Stanly Hospital                5.375    10/1/2014    Aaa/AAA*        50,000       52,527
NC Medical Care Community Hospital Revenue-Wilson Memorial                5.625    11/1/2018    Aaa/AAA*        80,000       83,530
NC Municipal Power Agency No 1 Catawba Electric Revenue                   5.000     1/1/2015    Aaa/AAA*         5,000        5,067
NC Municipal Power Agency No 1 Catawba Electric Revenue                   5.750     1/1/2020    Aaa/AAA*        50,000       50,752
NC Municipal Power Agency No 1 Catawba Electric Revenue                   5.125     1/1/2017    Aaa/AAA*       500,000      510,670
NC Municipal Power Agency No 1 Catawba Electric Revenue                   5.125     1/1/2017    Aaa/AAA*       700,000      716,856
Pitt County NC Certificates of Participation Public Facilities            5.850     4/1/2017    Aaa/AAA*       100,000      108,864
Pitt County NC Certificates of Participation School Facililites           5.500     4/1/2020    Aaa/AAA*       500,000      524,875
Raleigh/Durham NC Airport Revenue                                         5.000    11/1/2020       Aaa       1,000,000    1,003,020
Randolph County NC Certificates of Participation                          5.750     6/1/2022    Aaa/AAA*       500,000      529,295
Union County NC Enterprise System Revenue                                 5.500     6/1/2021    Aaa/AAA*       245,000      253,362
University of NC at Chapel Hill Hospital Revenue                          5.250    2/15/2017    Aaa/AAA*       500,000      515,715
University of NC at Wilmington Dorm & Dining System Revenue               5.400     1/1/2018    Aaa/AAA*       120,000      124,867
University of NC at Winston-Salem Student Services Revenue                5.400     6/1/2012    Aaa/AAA*        10,000       10,575
                                                                                                                        -----------
                                                                                                                         18,728,653

HOSPITAL AND HEALTHCARE REVENUE BONDS
18.30% of Net Assets

Charlotte/Mecklenburg NC Hospital Authority Revenue Bond                  5.750    1/15/2021     Aa3/AA*       250,000      256,543
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond                  5.875    1/15/2026     Aa3/AA*        50,000       51,389
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond                  5.000    1/15/2017     Aa3/AA*       750,000      746,910
Cumberland County NC Hospital Facilities Revenue                          5.250    10/1/2019     A3/A-*      1,000,000      966,870
NC Medical Care Community Hospital Revenue-Baptist Hospital               6.375     6/1/2014     Aa3/AA*        45,000       46,325
NC Medical Care Community Hospital Revenue-Baptist Hospital               6.000     6/1/2022     Aa/AA*         45,000       46,346
NC Medical Care Community Hospital Revenue-Carolina Medicorp              5.500     5/1/2015     Aa3/AA*        70,000       70,615
NC Medical Care Community Hospital Revenue-Duke University Hospital       5.250     6/1/2017     Aa3/AA*       900,000      905,661
NC Medical Care Community Hospital Revenue-Duke University Hospital       5.250     6/1/2021     Aa3/AA*       150,000      149,814
NC Medical Care Community Hospital Revenue-Gaston Memorial                5.500    2/15/2019     A1/A+*        150,000      151,361
NC Medical Care Community Hospital Revenue-Pitt County                    5.250    12/1/2013     Aa3/AA*       800,000      826,912
NC Medical Care Community Hospital Revenue-Pitt County                    5.000    12/1/2018    Aa3/AA-*       500,000      496,105
NC Medical Care Community Hospital Revenue-Presbyterian                   5.500    10/1/2014     A1/AA-*        35,000       35,643
NC Medical Care Community Hospital Revenue-Presbyterian                   5.500    10/1/2020     A1/AA-*     1,100,000    1,108,690


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA  TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2002

                                                                                   Maturity
Bond Description                                                         Coupon      Date       Rating#     Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
University of NC at Chapel Hill Hospital Revenue                         5.250    2/15/2019      A1/AA-*    $  105,000  $   104,762
                                                                                                                        -----------
                                                                                                                          5,963,946

CERTIFICATES OF PARTICIPATION BONDS
7.39% of Net Assets
Cabarrus County NC Certificates of Participation                         5.000     4/1/2021     Aa3/AA-*       650,000      649,948
Charlotte NC Certificates of Participation Law Project                   5.375     6/1/2013      Aa1/AA*       100,000      103,143
Charlotte NC Certificates of Participation Convention Facilities         5.500    12/1/2020     Aa2/AA+*       700,000      733,523
Forsyth County NC Certificates of Participation                          5.000    10/1/2018     Aa1/AA+*       400,000      405,368
Forsyth County NC Certificates of Participation                          5.125    10/1/2017     Aa1/AA+*       500,000      515,725
                                                                                                                        -----------
                                                                                                                          2,407,707

STATE AND LOCAL MORTGAGE REVENUE BONDS
5.97% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y                 6.300     9/1/2015      Aa/AA*        110,000      116,945
NC Housing Finance Agency Single Family Revenue Series II                6.200     3/1/2016      Aa2/AA*        70,000       73,684
NC Housing Finance Agency Single Family Revenue Series KK                5.875     9/1/2017     Aa2/AA+*        85,000       88,289
NC Housing Finance Agency Home Ownership Revenue                         5.125     7/1/2013      Aa2/AA*       100,000      102,808
Raleigh NC Housing Authority Multifamily Cedar Point Apartments          5.800    11/1/2019        BB*       2,000,000    1,461,120
Vance County NC Housing Mortgage Revenue Henderson Project               6.150     3/1/2022        Aa2         100,000      101,161
                                                                                                                        -----------
                                                                                                                          1,944,007

MUNICIPAL UTILITY REVENUE BONDS
5.21% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond                          5.250     6/1/2019     Aa1/AA+*       520,000      539,692
Orange NC Water and Sewer Revenue                                        5.200     7/1/2016      Aa2/AA*       145,000      147,234
Winston-Salem NC Water & Sewer System Revenue                            5.125     6/1/2020     Aa2/AAA*     1,000,000    1,011,201
                                                                                                                        -----------
                                                                                                                          1,698,127

PUBLIC FACILITIES REVENUE BONDS
2.34% of Net Assets
Cary NC Combined Enterprise System Revenue                               5.000    12/1/2022      Aa/AA*        700,000      699,077
Shelby NC Combined Enterprise System Revenue                             5.625     5/1/2014     Baa1/A-*        20,000       20,478
Shelby NC Combined Enterprise System Revenue                             5.625     5/1/2014     Baa1/A-*        40,000       42,187
                                                                                                                        -----------
                                                                                                                            761,742

PREREFUNDED BONDS
1.86% of Net Assets
Forsyth County NC General Obligation Public Improvement                  5.600     8/1/2009     Aa1/AAA*         5,000        5,100
Greensboro NC Coliseum Complex Improvement                               5.700    12/1/2010      A1/AA*         55,000       62,123
Greenville NC Enterprise System Revenue                                  6.000     9/1/2010      A1/A+*        100,000      106,995
NC Eastern Municipal Power Agency Power System                           6.000     1/1/2026     AAA/BBB*        15,000       17,078
Orange NC Water and Sewer Revenue                                        5.200     7/1/2016      Aa2/AA*        65,000       66,149
Pitt County NC Memorial Hospital Revenue                                 5.500    12/1/2015     Aaa/AAA*       325,000      349,707
                                                                                                                        -----------
                                                                                                                            607,152
                                                                                                                        -----------
Total Investments (cost $31,914,376)(a) - 98.55% of Net Assets                                                          $32,111,334
                                                                                                                        ===========

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.


          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                         Unrealized appreciation            $  699,869
                                                                         Unrealized depreciation              (502,911)
                                                                                                            ----------
                                                                         Net unrealized appreciation        $  196,958
                                                                                                            ==========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $31,914,376)           $ 32,111,334
Cash                                                                   190,393
Receivable from investments sold                                       298,034
Interest receivable                                                    372,455
                                                                  ------------
         Total assets                                               32,972,216

LIABILITIES:
Payable for:
     Distributions                            $   364,417
     Fund shares redeemed                           6,774
     Management fee                                11,999
     Transfer agent                                 3,710
     Other fees                                       719
                                              -----------
         Total liabilities                                             387,619
                                                                  ------------

NET ASSETS:
Capital                                                             32,531,716
Net accumulated realized loss on investment transactions              (144,077)
Net unrealized appreciation in value of investments                    196,958
                                                                  ------------
Net assets at value                                               $ 32,584,597
                                                                  ============

NET ASSET VALUE, offering price and redemption price per share
              ($32,584,597 -:- 3,052,400 shares outstanding)      $      10.68
                                                                  ============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                              $ 1,526,252
                                                                  -----------
     Expenses:
         Management fee                                               147,440
         Transfer agent                                                41,386
         Professional fees                                              4,440
         Trustee fees                                                   2,581
         Other expenses                                                14,058
                                                                  -----------
         Total expenses                                               209,905
         Expenses reimbursed by Investment Advisor                    (40,898)
                                                                  -----------
Net investment income                                               1,357,245
                                                                  -----------
Realized and unrealized gain/(loss) on investments:
     Net realized loss                                                (13,907)
     Net increase in unrealized appreciation                          133,337
                                                                  -----------
Net realized and unrealized gain on investments                       119,430
                                                                  -----------
Net increase in net assets resulting from operations              $ 1,476,675
                                                                  ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                                         2002                    2001
                                                                                    -------------           --------------
Increase in net assets:
     Operations:
         Net investment income                                                      $  1,357,245            $  1,111,632
         Net realized gain/(loss) on investments                                         (13,907)                 18,383
         Net increase in unrealized appreciation                                         133,337                 853,455
                                                                                    ------------            ------------
     Net increase in net assets resulting from operations                              1,476,675               1,983,470
     Distributions to shareholders from net investment income                         (1,357,245)             (1,111,632)
     Net fund share transactions                                                       6,519,767               3,413,383
                                                                                    ------------            ------------
Total increase                                                                         6,639,197               4,285,221
Net assets:
     Beginning of year                                                                25,945,400              21,660,179
                                                                                    ------------            ------------
     End of year                                                                    $ 32,584,597            $ 25,945,400
                                                                                    ============            ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                             For the years ended June 30,
                                                     -------------------------------------------------------------------------------
                                                         2002             2001           2000            1999               1998
                                                     ------------       ---------      ---------       ---------         -----------
Net asset value, beginning of year                        $ 10.63         $ 10.21        $ 10.61         $ 10.82            $10.33
                                                          -------         -------        -------         -------            ------
Income from investment operations:
     Net investment income                                   0.49            0.50           0.51            0.50              0.53
     Net gains/(losses) on securities,
         both realized and unrealized                        0.05            0.42          (0.40)          (0.20)             0.49
                                                          -------         -------        -------         -------            ------
Total from investment operations                             0.54            0.92           0.11            0.30              1.02
Less distributions:
     Distributions from capital gains                        0.00            0.00          (0.01)          (0.01)                -
     Distributions from net investment income               (0.49)          (0.50)         (0.50)          (0.50)            (0.53)
                                                          -------         -------        -------         -------            ------
Net asset value, end of year                              $ 10.68         $ 10.63        $ 10.21         $ 10.61            $10.82
                                                          =======         =======        =======         =======            ======
Total return                                                 5.19%           9.09%          1.07%           2.71%             9.99%
Net assets, end of year (in thousands)                    $32,585         $25,945        $21,660         $19,456            $9,911
Ratio of expenses to average net assets                      0.57%           0.55%          0.55%           0.45%             0.33%
     Before expense reimbursement                            0.71%           0.71%          0.72%           0.77%             0.76%
Ratio of net investment income to
         average net assets                                  4.46%           4.55%          4.76%           4.43%             4.47%
     After expense reinbursement                             4.60%           4.71%          4.92%           4.74%             4.90%
Portfolio turnover                                           6.60%          19.71%         16.14%          11.70%            16.77%


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2002

                                                                                  Maturity
Bond Description                                                          Coupon    Date       Rating#   Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
41.75% of Net Assets
Asheville NC Certificates of Participation Series:A                        4.600    6/1/2005   Aaa/AAA*  $  50,000    $  52,697
Carteret County NC General Obligation                                      5.400    5/1/2009   Aaa/AAA*    100,000      107,370
Catawba County NC Hospital Revenue Catawba Memorial Hospital               4.000   10/1/2003      Aaa      110,000      113,161
Centennial Authority NC Hotel Tax Revenue Bond Arena Project               5.000    9/1/2012   Aaa/AAA*    100,000      106,208
Coastal Regualtion Solid Waste Management Authority NC                     4.250    6/1/2005   Aaa/AAA*    125,000      130,735
Cumberland County NC Hospital Facility Revenue                             5.000   10/1/2006    A3/AA*     150,000      158,274
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartments           6.500    1/1/2005   Aaa/AAA*     50,000       53,152
Greenville NC Certificates of Participation Public Facilities              4.600    6/1/2011   Aaa/AAA*    100,000      103,472
Johnston County NC Certificates of Participation Judicial Annex            5.200    9/1/2007   Aaa/AAA*    100,000      108,817
Johnston County NC Finance Corporation School & Museum Project             4.650    8/1/2008   Aaa/AAA*    200,000      212,966
New Hanover County NC Certificates of Participation                        3.150   12/1/2006   Aaa/AAA*    275,000      277,376
New Hanover County NC Regional Medical Center Hospital Revenue             4.250   10/1/2009   Aaa/AAA*    100,000      103,018
NC Education Facility Finance Agency (St Augustine College)                4.450   10/1/2002      AA*      100,000      100,687
North Carolina Eastern Municipal Power Agency Power System Revenue         6.125    1/1/2009     A/A*      120,000      131,604
NC Medical Care Community Hospital-High Point Health System                4.400   10/1/2003   Aaa/AAA*     50,000       51,679
North Carolina Medical Care Community Hospital-Scotland Memorial           5.375   10/1/2011      AA*       60,000       62,433
NC Medical Care Community Hospital Wilson Memorial Hospital                4.900   11/1/2007   Aaa/AAA*     75,000       80,906
North Carolina Medical Care Community Hospital Wayne Memoral               4.250   10/1/2006      Aaa      100,000      105,039
North Carolina Medical Care Community Hospital Rex Healthcare              5.250    6/1/2008   Aaa/AAA*    450,000      491,794
NC Municipal Power Agency No 1 Catawba Electric                            5.100    1/1/2007   Aaa/AAA*    125,000      135,115
North Carolina Municipal Power Agency Catawba Electric                     6.000    1/1/2007   Aaa/AAA*    200,000      223,692
Piedmont Triad NC Airport Authority Revenue Bonds Series A                 5.250    7/1/2011   Aaa/AAA*    200,000      215,264
Pitt County NC Certificates of Participation School Facilities             4.750    4/1/2010   Aaa/AAA*    100,000      105,500
Randolph County NC Certificates of Participation                           5.200    6/1/2008   Aaa/AAA*    145,000      158,002
University NC System Pool Revenue Series B                                 5.000   10/1/2009   Aaa/AAA*    200,000      217,270
Wilkes County NC Refinancing                                               5.250    6/1/2006   Aaa/AAA*    250,000      259,765
                                                                                                                      ---------
                                                                                                                      3,865,996

GENERAL OBLIGATION BONDS
22.47% of Net Assets
Caldwell County NC General Obligation                                      6.000    2/1/2005     A1/A*      50,000       50,912
Cary NC General Obligation                                                 4.250    3/1/2008   Aaa/AAA*    400,000      416,555
Durham NC Certificates of Participation                                    5.100    6/1/2005   Aa1/AA+*    100,000      106,791
Forsyth County Nc Public Improvement General Obligation S:A                4.500    3/1/2009   Aaa/AAA*    250,000      263,083
Hickory Nc General Obligation                                              4.300    5/1/2006   Aa3/AA-*     80,000       84,071
New Hanover County NC General Obligation                                   5.300   11/1/2006   Aa2/AA-*    100,000      109,720
NC State General Obligation                                                5.000    6/1/2003   Aaa/AAA*     50,000       51,601
NC State General Obligation Series A                                       4.750    4/1/2006   Aaa/AAA*    200,000      213,664
North Carolina State General Obligation Series A                           4.750    4/1/2010   Aaa/AAA*    100,000      105,671
North Carolina State Public Improvement General Obligation                 4.500    3/1/2010   Aaa/AAA*    150,000      156,722
North Carolina State Public School Building General Obligation             4.600    4/1/2010   Aaa/AAA*     50,000       52,525
Wake County NC General Obligation Unlimited                                4.500    3/1/2009   Aaa/AAA*    250,000      260,870
Wake County NC General Obligation                                          4.600    3/1/2011   Aaa/AAA*    200,000      208,140
                                                                                                                      ---------
                                                                                                                      2,080,325

HOSPITAL AND HEALTHCARE REVENUE BONDS
17.74% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System             5.400   1/15/2007    Aa3/AA*    200,000      213,760
Cumberland County NC Hospital Facility Revenue                             4.100   10/1/2003    A3/A-*     175,000      177,525
Cumberland County NC Hospital Facility Revenue                             4.500   10/1/2007    A3/A-*     200,000      209,324
NC Community Health Care Facility Duke Hospital                            4.100    6/1/2005    Aa3/AA*    100,000      102,914
NC Medical Care Community Health Care Facility Duke University             4.500    6/1/2007    Aa3/AA*    200,000      206,410
NC Medical Care Community Hospital-Presbytarian Health                     5.000   10/1/2002    A1/AA-*     40,000       40,354
North Carolina Medical Care Community Hospital Pitt Memorial               4.400   12/1/2011   Aa3/AA-*    275,000      281,295
North Carolina Medical Care Community Hospital Gaston Memorial             4.900   2/15/2003    A1/A+*     150,000      152,880
NC Medical Care Community Hospital Gaston Memorial                         5.250   2/15/2007    A1/A+*      50,000       54,108
North Carolina Medical Care Community Hospital - Southeastern              5.000    6/1/2003     A/A*      200,000      204,206
                                                                                                                      ---------
                                                                                                                      1,642,776


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2002

                                                                                        Maturity
Bond Description                                                                Coupon    Date    Rating#    Par Value  Market Value
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION BONDS
9.21% of Net Assets
Cabarrus County NC Certificates of Participation                                 4.250   4/1/2007  Aa3/AA-*   $  55,000  $    57,330
Charlotte NC Certificates of Participation Series D                              5.750   6/1/2006  Aa1/AA+*     100,000      110,342
Charlotte NC Certificates of Participation Series D                              5.750   6/1/2007  Aa1/AA+*     100,000      111,338
Charlotte NC Certificates of Participation Series D                              5.750   6/1/2008  Aa1/AA+*     100,000      111,829
Durham County NC Certificates of Participation Series B                          4.950  12/1/2005  Aa1/AA+*     130,000      139,637
Durham NC Certificates Of Participation                                          5.000   4/1/2010  Aa1/AA+*     300,000      322,098
                                                                                                                         -----------
                                                                                                                             852,574

LEASE REVENUE BONDS
5.10% of Net Assets
Charlotte Mecklenburg NC Certificate of Participation Project-D                  3.750  12/1/2007  Aa1/AA+*     205,000      210,158
Raleigh NC Combination Enterprise System Revenue                                 5.000   3/1/2009  Aaa/AAA*     150,000      160,752
Winston Salem NC Certificates of Participation Series A                          3.950   6/1/2009  Aa1/AA+*     100,000      101,635
                                                                                                                         -----------
                                                                                                                             472,545

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.84% of Net Assets
University Of North Carolina Revenue Refunding Series B                          5.000  12/1/2010  Aa1/AA+*     195,000      211,875
University of NC Utility System Revenue                                          4.900   8/1/2003   Aa1/AA*      50,000       51,169
                                                                                                                         -----------
                                                                                                                             263,044
                                                                                                                         -----------

Total Investments (cost $8,949,793)(a) - 99.11% of Net Assets                                                            $ 9,177,260
                                                                                                                         ===========

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR  Not Rated
          #   Bond ratings are unaudited.

(a)   Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:


                                                                                 Unrealized appreciation      $ 230,130
                                                                                 Unrealized depreciation         (2,663)
                                                                                                              ---------
                                                                                 Net unrealized appreciation  $ 227,467
                                                                                                              =========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $8,949,793)                              $ 9,177,260
Cash                                                                                    160,395
Receivable for investments sold                                                          20,000
Interest receivable                                                                      98,788
                                                                                    -----------
         Total assets                                                                 9,456,443

LIABILITIES:
Payable for:
     Investments purchased                                          $ 163,660
     Distributions                                                     25,320
     Management fee                                                     1,508
     Transfer agent                                                     1,094
     Other fees                                                         5,092
                                                                    ---------
         Total liabilities                                                              196,674
                                                                                    -----------

NET ASSETS:
Capital                                                                               9,062,953
Net accumulated realized loss on investment transactions                                (30,651)
Net unrealized appreciation in value of investments                                     227,467
                                                                                    -----------
Net assets at value                                                                 $ 9,259,769
                                                                                    ===========


NET ASSET VALUE, offering price and redemption price per share
             ($9,259,769 -:- 884,010 shares outstanding)                            $     10.47

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                                $ 278,500
                                                                    ---------
     Expenses:
         Management fee                                                33,422
         Transfer agent                                                10,027
         Professional fees                                              2,249
         Trustee fees                                                     563
         Other expenses                                                 6,700
                                                                    ---------
         Total expenses                                                52,961
         Expenses reimbursed by Investment Advisor                    (20,901)
                                                                    ---------
Net investment income                                                 246,440
                                                                    ---------
Realized and unrealized gain on investments:
     Net realized gain                                                  2,028
     Net increase in unrealized appreciation                          149,416
                                                                    ---------
Net realized and unrealized gain on investments                       151,444
                                                                    ---------
Net increase in net assets resulting from operations                $ 397,884
                                                                    =========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                                  2002             2001
                                                                               -----------     -----------
Increase in net assets:
     Operations:
         Net investment income                                                 $   246,440     $   179,169
         Net realized gain/(loss) on investments                                     2,028            (341)
         Net increase in unrealized appreciation                                   149,416         139,820
                                                                               -----------     -----------
     Net increase in net assets resulting from operations                          397,884         318,648
     Distributions to shareholders from net investment income                     (246,440)       (179,169)
     Net fund share transactions                                                 4,233,407         489,088
                                                                               -----------     -----------
Total increase                                                                   4,384,851         628,567
Net assets:
     Beginning of year                                                           4,874,918       4,246,351
                                                                               -----------     -----------
     End of year                                                               $ 9,259,769     $ 4,874,918
                                                                               ===========     ===========

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                        For the years ended June 30,
                                                         --------------------------------------------------------
                                                           2002        2001        2000        1999        1998
                                                         --------    --------    --------    --------    --------
Net asset value, beginning of year                       $  10.25    $   9.94    $  10.09    $  10.24    $  10.12
                                                         --------    --------    --------    --------    --------
Income from investment operations:
     Net investment income                                   0.38        0.40        0.39        0.39        0.40
     Net gains/(losses) on securities,
         both realized and unrealized                        0.22        0.31       (0.15)      (0.15)       0.12
                                                         --------    --------    --------    --------    --------
Total from investment operations                             0.60        0.71        0.24        0.24        0.52
Less distributions:
     Distributions from net investment income               (0.38)      (0.40)      (0.39)      (0.39)      (0.40)
                                                         --------    --------    --------    --------    --------
Net asset value, end of year                             $  10.47    $  10.25    $   9.94    $  10.09    $  10.24
                                                         ========    ========    ========    ========    ========
Total return                                                 5.99%       7.24%       2.47%       2.35%       5.20%
Net assets, end of year (in thousands)                   $  9,260    $  4,875    $  4,246    $  3,938    $  2,194
Ratio of expenses to average net assets                      0.48%       0.48%       0.48%       0.44%       0.41%
     Before expense reimbursement                            0.79%       0.78%       0.80%       0.78%       0.86%
Ratio of net investment income to
         average net assets                                  3.37%       3.63%       3.62%       3.44%       3.44%
     After expense reinbursement                             3.69%       3.93%       3.94%       3.78%       3.89%
Portfolio turnover                                          13.65%       7.29%      25.85%      25.54%      14.89%


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2002

                                                                                 Maturity
Bond Description                                                       Coupon      Date      Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
25.53% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                5.625   10/1/2018    Aaa/AAA*    $   30,000   $     30,996
Clarksville TN Water Sewer & Gas Revenue                                5.650    2/1/2017       Aaa         200,000        212,440
Franklin TN Industrial Development Board Landings Apartment             5.550   10/1/2008    Aaa/AAA*        50,000         54,383
Franklin TN Industrial Development Board Landings Apartment             5.900   10/1/2016    Aaa/AAA*       800,000        839,960
Greater Tennessee Housing Assistance Refunding                          7.250    7/1/2024    Aaa/AAA*         5,000          5,175
Hawkins County TN Refunding General Obligation Bond                     4.750    5/1/2017      AAA*         200,000        200,454
Jackson TN Hospital Revenue Refunding & Improvement                     5.625    4/1/2015    Aaa/AAA*       310,000        321,405
Johnson City TN Health & Educational Revenue                            5.000    7/1/2018      AAA*       1,000,000      1,011,040
Knox County/Chapman TN Utility District Water & Sewer                   6.000    1/1/2014    Aaa/AAA*        40,000         42,252
Knox County TN Health Educational & Housing Facilities Baptist          5.500   4/15/2017      AAA*       1,315,000      1,365,128
Knox County TN Health Educational & Housing Facilities Ft Sanders       5.650    1/1/2008    Aaa/AAA*        20,000         20,402
Knox County TN Health Educational & Housing Facilities Ft Sanders       6.250    1/1/2013    Aaa/AAA*        10,000         11,363
Knox County TN Health Educational & Housing Facilities Mercy Health     5.875    9/1/2015    Aaa/AAA*        15,000         16,092
Knox County TN Health Educational & Housing Facilities Mercy Health     6.000    9/1/2019    Aaa/AAA*       100,000        105,809
Knox County TN Utility District Water & Sewer                           5.625   12/1/2019       Aaa         400,000        416,340
Knoxville TN Development Corp Housing Revenue Morningside               6.100   7/20/2020      AA-*         500,000        509,975
Memphis/Shelby County TN Airport Revenue Refunding                      5.650    9/1/2015    Aaa/AAA*        55,000         57,142
Metropolitan Nashville & Davidson County TN Adventist System            5.750   11/15/2025   Aaa/AAA*     1,150,000      1,200,081
Metropolitan Nashville & Davidson County TN Stadium Project             5.750    7/1/2014    Aaa/AAA*       100,000        106,547
Metropolitan Nashville & Davidson County TN Stadium Project             5.875    7/1/2021    Aaa/AAA*       350,000        367,378
Metropolitan Nashville & Davidson County TN Water & Sewer               5.000    1/1/2017    Aaa/AAA*     1,000,000      1,016,260
North Anderson TN Utility District Waterworks Revenue                   5.600    1/1/2015    Aaa/AAA*       100,000        105,568
Oak Ridge TN Industrial Development Board Refunding Revenue             5.250   8/20/2018       Aaa         655,000        669,004
Sevier County TN Public Buildings Auth Solid Waste Facility             5.600    9/1/2015    Aaa/AAA*       100,000        104,447
Shelby County TN Health Educational & Housing Heritage Place            6.900    7/1/2014    Aaa/AAA*       150,000        160,667
Shelby County TN Health Educational & Housing Methodist                 5.300    8/1/2015    Aaa/AAA*       710,000        738,883
Shelby County TN Health Educational & Housing Methodist                 5.375    4/1/2013    Aaa/AAA*       690,000        728,488
Shelby County TN Health Educational & Housing Methodist                 5.000    4/1/2018    Aaa/AAA*       500,000        501,875
Shelby County TN Health Educational & Housing Windsor Apts              6.750   10/1/2017       AA*         355,000        364,006
Sullivan County TN Health Educational & Housing Holston Valley          5.750   2/15/2013    Aaa/AAA*       130,000        135,223
TN Housing Development Agency Homeownership Program                     5.900    7/1/2017    Aaa/AAA*        35,000         35,811
TN Housing Development Agency Mortgage Finance Program                  5.900    7/1/2018    Aaa/AAA*        85,000         86,826
TN Housing Development Agency Mortgage Finance Program                  5.850    7/1/2013    Aaa/AAA*        90,000         92,363
TN Housing Development Agency Mortgage Finance Program                  6.200    7/1/2018    Aaa/AAA*       720,000        754,409
                                                                                                                      ------------
                                                                                                                        12,388,192
STATE AND LOCAL MORTGAGE REVENUE BONDS
23.05% of Net Assets
Hamilton County TN Multifamily Housing Revenue                          6.700    3/1/2021       A*          450,000        453,524
Knoxville TN Development Corporation Housing Revenue Clinton Tower      6.600   10/15/2007      BB*         350,000        349,031
Knoxville TN Development Corporation Housing Revenue Clinton Tower      6.650   10/15/2010      BB*         285,000        281,398
Memphis TN Health Education & Housing Board Riverdale Plaza             6.350   7/20/2028      AAA*         290,000        298,616
Memphis TN Health Education & Housing Board River Trace II              6.250   10/1/2013       Aaa          50,000         52,362
Metropolitan Nashville & Davidson County TN Dandridge Tower             6.375    1/1/2011       A*          200,000        213,246
Metropolitan Nashville & Davidson County TN Hermitage Apts              5.900    2/1/2019       A*          645,000        654,939
Murfreesboro TN Housing Authority Westbrooks Towers Project             5.875   1/15/2010       A*          310,000        316,033
Shelby County TN Health Educational & Housing Cameron Kirby             5.900    7/1/2018       A*        3,800,000      3,830,283
Shelby County TN Health Educational & Housing Cameron Kirby             6.000    7/1/2028       A*          500,000        496,740
Shelby County TN Health Educational & Housing Harbour Apartments        6.000   4/15/2018       A*          125,000        127,068
Shelby County TN Health Educational & Housing Harbour Apartments        6.000   4/15/2024       A*           50,000         50,617
Shelby County TN Health Educational & Housing Harbour Apartments        5.750   4/15/2011       A*          100,000        101,964
TN Housing Development Agency Homeownership Program                     6.700    7/1/2012     Aa2/AA*        85,000         86,713
TN Housing Development Agency Homeownership Program                     5.850    1/1/2011     Aa2/AA*       200,000        211,934
TN Housing Development Agency Homeownership Program                     5.500    7/1/2020     Aa2/AA*     1,860,000      1,903,487
TN Housing Development Agency Mortgage Finance Program                  5.700    1/1/2008       AA*         100,000        103,212
TN Housing Development Agency Mortgage Finance Program                  5.850    7/1/2013     A1/A+*        120,000        123,523
TN Housing Development Agency Mortgage Finance Program                  5.900    7/1/2018     A1/A+*        755,000        772,486
TN Housing Development Agency Series 2001 - 3B                          5.250    1/1/2020     Aa2/AA*       750,000        758,033
                                                                                                                      ------------
                                                                                                                        11,185,209


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2002

                                                                                    Maturity
Bond Description                                                          Coupon      Date       Rating#   Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
HOSPITAL AND HEALTHCARE REVENUE BONDS
15.79% of Net Assets
Anderson County TN Health & Educational Facilities Revenue                 5.650    7/1/2007       A1      $  155,000   $    157,288
Chattanooga TN Health Educational & Housing Revenue                        5.000   12/1/2018     Aa2/AA*    1,000,000        984,550
Knox County TN Health Educational & Housing Facilities University          5.750    4/1/2019      Baa1      1,000,000        976,790
Metropolitan Nashville & Davidson County TN Adventist System               6.250   11/15/2015   Baa1/A-*    1,100,000      1,151,139
Metropolitan Nashville & Davidson County TN Modal                          5.500    5/1/2023       AA*      1,635,000      1,667,405
Metropolitan Nashville & Davidson County TN Open Arms                      5.100    8/1/2016       AA*      1,000,000      1,010,370
Metropolitan Nashville & Davidson County TN Open Arms                      5.100    8/1/2019       AA*      1,660,000      1,635,714
Sumner County TN Health Educational & Housing Sumner Health                7.500   11/1/2014       A-*         75,000         81,293
                                                                                                                        ------------
                                                                                                                           7,664,549
MUNICIPAL UTILITY REVENUE BONDS
11.73% of Net Assets
Chattanooga TN Electric System Revenue                                     5.250    9/1/2021       AA*      1,500,000      1,521,780
Clarksville TN Water Sewer & Gas Revenue                                   5.250    2/1/2018       Aaa      1,000,000      1,026,260
Knoxville TN Gas System Revenue Bond Series J                              5.000    3/1/2017     Aa3/AA*      700,000        711,095
Knoxville TN Waste Water System Revenue                                    5.100    4/1/2018     Aa3/AA*      435,000        440,372
Metropoliton Nashville & Davidson County TN Electric System                5.125   5/15/2016     Aa3/AA*      700,000        720,293
Metropolitan Nashville & Davidson County TN Electric System                5.125   5/15/2021     Aa/AA*     1,085,000      1,088,385
Metropolitan Nashville & Davidson County TN Water & Sewer                  5.500    1/1/2016     Aa3/A+*      185,000        185,498
                                                                                                                        ------------
                                                                                                                           5,693,683
GENERAL OBLIGATION BONDS
8.44% of Net Assets
Collierville TN General Obligation Improvement                             5.900    5/1/2012       Aa2         30,000         31,812
Johnson City TN General Obligation                                         5.500    5/1/2020    Aaa/AAA*      300,000        309,609
Memphis TN General Obligation Bond                                         5.250    4/1/2016     Aa2/AA*      610,000        633,882
Metropolitan Nashville & Davidson County TN General Obligation             5.125   11/15/2019    Aa2/AA*      500,000        505,250
Metropolitan Nashville & Davidson County TN General Obligation             5.875   5/15/2026     Aa/AA*       100,000        104,989
Shelby County TN General Obligation                                        5.625    4/1/2014    Aa3/AA+*       60,000         63,557
Williamson County TN General Obligation                                    5.375    3/1/2019       Aa1      1,000,000      1,034,530
Williamson County TN Refunding General Obligation Bond                     5.000    3/1/2020       Aa1        645,000        648,722
Wilson County TN General Obligation Refunding                              5.100    5/1/2016      AAA*        745,000        763,841
                                                                                                                        ------------
                                                                                                                           4,096,192
PREREFUNDED BONDS
4.94% of Net Assets
Chattanooga TN General Obligation                                          6.000    8/1/2011    Aa2/AA-*      110,000        112,653
Franklin TN Industrial Development Board Sussex Downs LTD                  6.250    6/1/2007       NR          30,000         33,189
Jackson TN Water & Sewer Revenue                                           7.200    7/1/2012    Aaa/AAA*       10,000         11,600
Knoxville TN Gas System Revenue                                            5.400    3/1/2015     Aa3/AA*      100,000        106,331
Marion County TN General Obligation                                        6.000    4/1/2018       Aaa        950,000      1,130,795
Memphis TN Sanitary Sewer System Revenue                                   5.750   10/1/2014     Aa/AA*       100,000        102,819
Metropolitan Nashville & Davidson County TN General Obligation             5.625   5/15/2017     Aa/AA*       250,000        263,848
Metropolitan Nashville & Davidson County TN Vanderbilt                     6.000   10/1/2016     Aa3/AA*      130,000        134,117
Metropolitan Nashville & Davidson County TN Water & Sewer                  6.500   12/1/2014    Aaa/AAA*       60,000         70,446
Milan TN Special School District                                           6.750    4/1/2013    Aaa/AAA*       60,000         65,912
Shelby County TN General Obligation                                        5.625    4/1/2014      AA+*         20,000         21,724
Shelby County TN School Building Revenue Series A                          5.800    4/1/2019     Aa/AA+*      100,000        105,197
TN Local Development Auth Cmnty Provider Pooled Loan Program               6.250   10/1/2009       A-*         30,000         33,260
TN Local Development Auth Cmnty Provider Pooled Loan Program               6.450   10/1/2014       A-*         40,000         44,542
TN Local Development Auth Cmnty Provider Pooled Loan Program               7.000   10/1/2011       A-*          5,000          5,171
Williamson County TN Rural School Building Revenue                         5.800    3/1/2012       Aa         100,000        104,835
Williamson County TN General Obligation                                    5.600    9/1/2010       Aa          45,000         49,129
                                                                                                                        ------------
                                                                                                                           2,395,568
ESCROWED TO MATURITY BONDS
4.10% of Net Assets
Johnson City TN Health & Educational Facilities                            5.125    7/1/2025       AAA      2,000,000      1,987,940
                                                                                                                        ------------
                                                                                                                           1,987,940
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.55% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University             6.300   12/1/2014      Baa3         10,000         10,522
Metropolitan Nashville & Davidson County TN McKendree                      5.125    1/1/2020       AA*      1,700,000      1,710,914
                                                                                                                        ------------
                                                                                                                           1,721,436


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2002

                                                                                     Maturity
Bond Description                                                           Coupon      Date      Rating#   Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
LEASE REVENUE BONDS
1.27% of Net Assets
Memphis/Shelby County TN Airport Revenue Refunding FedEx                    6.750    9/1/2012   Baa/BBB*   $ 155,000    $    158,649
Memphis/Shelby County TN Special Facilities Revenue FedEx                   5.050    9/1/2012   Baa/BBB*     250,000         250,572
TN Local Development Authority Student Loan Program                         5.750    3/1/2011    AA/AA-*     200,000         208,622
                                                                                                                        ------------
                                                                                                                             617,843
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.07% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co                    7.200   8/15/2010     AAA*        20,000          24,419
Chattanooga TN Industrial Development Board F L Haney Co                    7.200   2/15/2009     AAA*        25,000          29,891
Chattanooga TN Industrial Development Board F L Haney Co                    7.200   8/15/2009     AAA*        25,000          30,212
Chattanooga TN Industrial Development Board F L Haney Co                    7.200   2/15/2010     AAA*       100,000         120,931
Cookeville TN Industrial Development Board General Hospital                 5.625   10/1/2016      A*        200,000         209,362
Maury County TN Pollution Control Revenue Saturn Corporation Project        6.500    9/1/2024   A3/BBB+*     100,000         104,062
                                                                                                                        ------------
                                                                                                                             518,877
                                                                                                                        ------------
Total Investments (cost $47,289,745)(a) - 99.47% of Net Assets                                                          $ 48,269,489
                                                                                                                        ============

     * Standard and Poor's Corporation
       All other ratings by Moody's Investors Service, Inc.
     NR  Not Rated
     # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:


                                     Unrealized appreciation        $ 1,116,643
                                     Unrealized depreciation           (136,899)
                                                                    -----------
                                     Net unrealized appreciation    $   979,744
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $47,289,745)                                $ 48,269,489
Cash                                                                                        543,721
Receivable from investments sold                                                             35,000
Interest receivable                                                                         893,196
                                                                                       ------------
         Total assets                                                                    49,741,406

LIABILITIES:
Payable for:
     Investments purchased                                             $   653,903
     Distributions                                                         528,382
     Fund shares redeemed                                                    3,000
     Management fee                                                         14,182
     Transfer agent                                                          5,272
     Other fees                                                              9,449
                                                                       -----------
         Total liabilities                                                                1,214,188
                                                                                       ------------

NET ASSETS:
Capital                                                                                  48,438,068
Net accumulated realized loss on investment transactions                                   (890,594)
Net unrealized appreciation in value of investments                                         979,744
                                                                                       ------------
Net assets at value                                                                    $ 48,527,218
                                                                                       ============

NET ASSET VALUE, offering price and redemption price per share
           ($48,527,218 -:- 4,486,682 shares outstanding)                              $      10.82

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                                  $  2,490,727
                                                                      ------------
     Expenses:
         Management fee                                                    234,426
         Transfer agent                                                     62,262
         Professional fees                                                   7,521
         Trustee fees                                                        4,138
         Other expenses                                                     18,120
                                                                      ------------
         Total expenses                                                    326,467
         Expenses reimbursed by Investment Advisor                         (72,480)
                                                                      ------------
Net investment income                                                    2,236,740
                                                                      ------------
Realized and unrealized gain on investments:
     Net realized gain                                                     143,434
     Net increase in unrealized appreciation                               243,343
                                                                      ------------
Net realized and unrealized gain on investments                            386,777
                                                                      ------------
Net increase in net assets resulting from operations                  $  2,623,517
                                                                      ============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                              2002                2001
                                                                          ------------        ------------
Increase in net assets:
     Operations:
         Net investment income                                            $  2,236,740        $  2,084,256
         Net realized gain/(loss) on investments                               143,434            (353,798)
         Net increase in unrealized appreciation                               243,343           1,920,848
                                                                          ------------        ------------
     Net increase in net assets resulting from operations                    2,623,517           3,651,306
     Distributions to shareholders from net investment income               (2,236,740)         (2,084,256)
     Net fund share transactions                                             3,105,488           2,943,602
                                                                          ------------        ------------
Total increase                                                               3,492,265           4,510,652
Net assets:
     Beginning of year                                                      45,034,953          40,524,301
                                                                          ------------        ------------
     End of year                                                          $ 48,527,218        $ 45,034,953
                                                                          ============        ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                     For the years ended June 30,
                                                        -----------------------------------------------------
                                                          2002        2001       2000       1999       1998
                                                        --------    --------   --------   --------   --------
Net asset value, beginning of year                      $  10.72    $  10.32   $  10.77   $  10.97   $  10.53
                                                        --------    --------   --------   --------   --------
Income from investment operations:
     Net investment income                                  0.52        0.52       0.53       0.54       0.54
     Net gains/(losses) on securities,
         both realized and unrealized                       0.10        0.40      (0.45)     (0.19)      0.45
                                                        --------    --------   --------   --------   --------
Total from investment operations                            0.62        0.92       0.08       0.35       0.99
Less distributions:
     Distributions from capital gains                                                        (0.01)     (0.01)
     Distributions from net investment income              (0.52)      (0.52)     (0.53)     (0.54)     (0.54)
                                                        --------    --------   --------   --------   --------
Net asset value, end of year                            $  10.82    $  10.72   $  10.32   $  10.77   $  10.97
                                                        ========    ========   ========   ========   ========
Total return                                                5.85%       9.08%      0.84%      3.03%      9.57%
Net assets, end of year (in thousands)                  $ 48,527    $ 45,035   $ 40,524   $ 46,086   $ 29,172
Ratio of expenses to average net assets                     0.54%       0.54%      0.54%      0.48%      0.44%
     Before expense reimbursement                           0.70%       0.69%      0.67%      0.69%      0.74%
Ratio of net investment income to
         average net assets                                 4.62%       4.75%      4.97%      4.50%      4.64%
     After expense reinbursement                            4.77%       4.90%      5.09%      4.71%      4.84%
Portfolio turnover                                         11.85%      22.31%      8.80%     14.76%     12.62%


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2002

                                                                                      Maturity
Bond Description                                                             Coupon     Date       Rating#   Par Value  Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
46.04% of Net Assets
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                   5.125   10/1/2002    Aaa/AAA*  $  50,000  $   50,459
Hamilton County TN Industrial Development Lease Revenue                       5.500    9/1/2002    Aaa/AAA*    100,000     100,717
Hardeman County TN Correctional Facility Revenue                              7.000    8/1/2005       A/A      240,000     266,633
Hawkins County TN General Obligation                                          4.500    5/1/2008    Aaa/AAA*    315,000     330,479
Johnson City TN General Obligation                                            5.250    6/1/2008    Aaa/AAA*    125,000     136,400
Knox County TN Health Education & Housing Facilities Board                    5.500   4/15/2011    Baa/AAA*    300,000     321,783
Knox County Utility District Water & Sewer Revenue                            5.250   12/1/2006    Aaa/AAA*    220,000     224,400
Marshall County TN General Obligation                                         4.450   12/1/2010    Aaa/AAA*    270,000     280,176
Memphis-Shelby County TN Sports Arena Project Series A                        3.800   11/1/2008    Aaa/AAA*    250,000     253,795
Memphis-Shelby County TN Sports Authority Memphis Arena                       5.000   11/1/2008    Aaa/AAA*    150,000     162,423
Metropolitan Government of Nashville & Davidson County Housing                5.500    1/1/2007    Aaa/AAA*    400,000     425,200
Metropolitan Nashville & Davidson Counties TN Stadium Project                 5.000    7/1/2003    Aaa/AAA*    110,000     113,703
Montgomery County TN General Obligation                                       5.250    5/1/2007       Aaa      400,000     434,990
Municipal Energy Acquisition Corporation TN Gas Revenue                       4.125    3/1/2008    Aaa/AAA*    250,000     254,613
Municipal Energy Acquisition Gas Corporation Revenue                          4.125    3/1/2009    Aaa/AAA*    200,000     202,026
Oak Ridge TN General Obligation Unlimited                                     4.500    4/1/2007    Aaa/AAA*    220,000     231,726
Shelby County TN Methodist Hospital Healthcare Revenue                        5.500    4/1/2008    Aaa/AAA*    250,000     271,913
Tennergy Corporation TN Gas Revenue                                           5.000    6/1/2008    Aaa/AAA*    500,000     537,315
TN Energy Acquisition Corporation Gas Revenue Series A                        5.000    9/1/2007    Aaa/AAA*    150,000     160,779
Tennessee Energy Acquisition Corporation Gas Revenue                          5.000    9/1/2007    Aaa/AAA*    300,000     321,852
TN State General Obligation Series A                                          5.250    2/1/2008    Aaa/AAA*    140,000     152,117
                                                                                                                        ----------
                                                                                                                         5,233,499

GENERAL OBLIGATION BONDS
21.75% of Net Assets
Memphis TN General Obligation Capital Outlay Notes                            5.375    6/1/2003     Aa2/AA*    350,000     361,519
Metropolitan Government Nashville & Davidson County TN General Obligation     5.125   11/15/2013    Aa2/AA*    300,000     317,934
Rutherford County TN General Obligation                                       5.000    4/1/2009     Aa2/AA*    250,000     268,180
Rutherford County TN Public Improvement General Obligation                    4.250    4/1/2009     Aa2/AA*    200,000     205,790
Rutherford County TN School & Public Impt General Obligation                  4.000    5/1/2007     Aa2/AA*    500,000     517,565
Shelby County TN Public Improvement General Obligation                        5.625    6/1/2004    Aa3/AA+*    250,000     266,045
Shelby County TN Public Improvement General Obligation S:A                    5.500    4/1/2009    Aa3/AA+*    100,000     110,355
Tennessee State General Obligation Series B                                   5.000    5/1/2009     Aa2/AA*    300,000     322,803
TN State General Obligation                                                   5.000    3/1/2003     Aa2/AA*    100,000     102,251
                                                                                                                        ----------
                                                                                                                         2,472,442
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.48% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A                           5.500   12/1/2006     Aa2/AA*    700,000     755,713
Knox County TN Hospital Facility Revenue Catholic Healthcare                  4.500   10/1/2011     A1/AA-*    100,000     104,382
Metropolitan Government Nashville & Davidson Counties TN                      4.300    8/1/2004       AA*      100,000     103,230
                                                                                                                        ----------
                                                                                                                           963,325
ESCROWED TO MATURITY BONDS
5.53% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical                 7.875   12/1/2004      AAA*       80,000      85,384
Shelby County TN Methodist Health Systems Methodist Hospital                  5.500    8/1/2005    Aaa/AAA*    500,000     542,640
                                                                                                                        ----------
                                                                                                                           628,024
LEASE REVENUE BONDS
4.60% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex                   5.000    9/1/2009     Baa2BBB    250,000     258,195
Memphis-Shelby County TN Sports Authority Arena Project                       4.000   11/1/2006     Aa3/AA-    255,000     265,192
                                                                                                                        ----------
                                                                                                                           523,387

STATE AND LOCAL MORTGAGE REVENUE BONDS
4.05% of Net Assets
/\Shelby County TN Multi-Family Housing Memphis Series A                      5.000    1/1/2009       NR       240,000     156,000
TN Housing Development Agency Mortgage Finance                                5.300    1/1/2003     A1/AA*     100,000     101,405
TN Housing Development Mortgage Agency Series A                               5.500    1/1/2005     A1/AA*     195,000     202,714
                                                                                                                        ----------
                                                                                                                           460,119


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2002

                                                                                      Maturity
Bond Description                                                            Coupon      Date       Rating#   Par Value  Market Value
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.36% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbilt             5.750   1/1/2008     Aa3/AA*   $ 250,000  $    279,818
Tennessee State School Board Authority Higher Education Facilities            4.800   5/1/2014     Aa2/AA*     100,000       102,138
                                                                                                                        ------------
                                                                                                                             381,956
PREREFUNDED BONDS
2.84% of Net Assets
Memphis TN General Obligation                                                 5.600   8/1/2012    Aaa/AAA*     100,000       101,391
Unicoi County TN General Obligation Unlimited                                 5.400   4/1/2010    Aaa/AAA*     200,000       220,960
                                                                                                                        ------------
                                                                                                                             322,351
MUNICIPAL UTILITY REVENUE BONDS
1.60% of Net Assets
Knoxville Tn Gas Revenue System Series J                                      4.750   3/1/2010     Aa3/AA*     170,000       181,472
                                                                                                                        ------------
                                                                                                                             181,472
                                                                                                                        ------------

Total Investments (cost $10,996,622)(a) - 98.25% of Net Assets                                                          $ 11,166,575
                                                                                                                        ============

     *  Standard and Poor's Corporation
        All other ratings by Moody's Investors Service, Inc.
     NR  Not Rated
     #  Bond ratings are unaudited.
     /\ Security in default and therefore non-income producing

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                     Unrealized appreciation        $   241,330
                                     Unrealized depreciation            (71,377)
                                                                    -----------
                                     Net unrealized appreciation    $   169,953
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $10,996,622)                             $ 11,166,575
Cash                                                                                      37,264
Receivable for investments sold                                                          100,000
Interest receivable                                                                       94,575
                                                                                    ------------
         Total assets                                                                 11,398,414

LIABILITIES:
Payable for:
     Distributions                                                   $  27,612
     Management fee                                                        138
     Transfer agent                                                      1,220
     Other fees                                                          3,687
                                                                     ---------
         Total liabilities                                                                32,657
                                                                                    ------------

NET ASSETS:
Capital                                                                               11,257,300
Net accumulated realized loss on investment transactions                                 (61,496)
Net unrealized appreciation in value of investments                                      169,953
                                                                                    ------------
Net assets at value                                                                 $ 11,365,757
                                                                                    ============

NET ASSET VALUE, offering price and redemption price per share
           ($11,365,757 -:- 1,082,169 shares outstanding)                           $      10.50
                                                                                    ============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                                $  327,990
                                                                    ----------
     Expenses:
         Management fee                                                 38,624
         Transfer agent                                                 11,587
         Professional fees                                               2,385
         Trustee fees                                                      664
         Other expenses                                                  5,155
                                                                    ----------
         Total expenses                                                 58,415
         Expenses reimbursed by Investment Advisor                     (27,126)
                                                                    ----------
Net investment income                                                  296,701
Realized and unrealized gain on investments:

     Net realized gain                                                   2,876
     Net increase in unrealized appreciation                           105,607
                                                                    ----------
Net realized and unrealized gain on investments                        108,483
                                                                    ----------
Net increase in net assets resulting from operations                $  405,184
                                                                    ==========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                           2002           2001
                                                                       ------------    -----------
Increase in net assets:
     Operations:
         Net investment income                                         $    296,701    $   268,949
         Net realized gain/(loss) on investments                              2,876         (7,806)
         Net increase in unrealized appreciation                            105,607        113,407
                                                                       ------------    -----------
     Net increase in net assets resulting from operations                   405,184        374,550
     Distributions to shareholders from net investment income              (296,701)      (268,949)
     Net fund share transactions                                          4,041,023        695,170
                                                                       ------------    -----------
Total increase                                                            4,149,506        800,771
Net assets:
     Beginning of year                                                    7,216,251      6,415,480
                                                                       ------------    -----------
     End of year                                                       $ 11,365,757    $ 7,216,251
                                                                       ============    ===========

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                 For the years ended June 30,
                                                    ----------------------------------------------------
                                                      2002       2001       2000       1999       1998
                                                    --------   --------   --------   --------   --------
Net asset value, beginning of year                  $  10.35   $  10.18   $  10.33   $  10.44   $  10.32
                                                    --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income                              0.40       0.42       0.41       0.39       0.41
     Net gains/(losses) on securities,
         both realized and unrealized                   0.15       0.17      (0.15)     (0.11)      0.12
                                                    --------   --------   --------   --------   --------
Total from investment operations                        0.55       0.59       0.26       0.28       0.53
Less distributions:
     Distributions from net investment income          (0.40)     (0.42)     (0.41)     (0.39)     (0.41)
                                                    --------   --------   --------   --------   --------
Net asset value, end of year                        $  10.50   $  10.35   $  10.18   $  10.33   $  10.44
                                                    ========   ========   ========   ========   ========
Total return                                            5.43%      5.85%      2.53%      2.67%      5.26%
Net assets, end of year (in thousands)              $ 11,366   $  7,216   $  6,415   $  5,819   $  4,745
Ratio of expenses to average net assets                 0.41%      0.59%      0.60%      0.56%      0.51%
     Before expense reimbursement                       0.76%      0.76%      0.78%      0.73%      0.81%
Ratio of net investment income to
         average net assets                             3.49%      3.86%      3.78%      3.52%      3.67%
     After expense reinbursement                        3.84%      4.03%      3.96%      3.69%      3.97%
Portfolio turnover                                     22.10%     48.90%     28.67%     81.81%     67.59%


    The accompanying notes are an integral part of the financial statement.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies -- 100%
June 30, 2002

                                                                 Maturity
Bond Description                                     Coupon        Date         Rating#       Par Value      Market Value
-------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
65.18% of Net Assets
Medium Term Note                                     7.000       8/15/2014      Aaa/AAA*    $   500,000     $     558,520
Medium Term Note                                     7.560        9/1/2004      Aaa/AAA*        150,000           163,690
Medium Term Note                                     8.170      12/16/2004      Aaa/AAA*      2,000,000         2,219,167
Medium Term Note                                     5.350       2/12/2007      Aaa/AAA*      1,600,000         1,630,349
Medium Term Note                                     6.184       9/20/2011      Aaa/AAA*      1,100,000         1,109,235
Medium Term Note                                     5.700      10/24/2011      Aaa/AAA*        600,000           604,195
Medium Term Note                                     6.400       2/13/2012      Aaa/AAA*      1,000,000         1,022,885
Medium Term Note                                     6.050       3/12/2012      Aaa/AAA*      1,400,000         1,433,050
                                                                                                            -------------
                                                                                                                8,741,091

FEDERAL NATIONAL MORTGAGE ASSOCIATION
13.53% of Net Assets
Medium Term Note                                     5.100       2/26/2007      Aaa/AAA*        500,000           507,959
Medium Term Note                                     5.640      12/10/2008      Aaa/AAA*        300,000           301,104
Medium Term Note                                     5.850      10/18/2011      Aaa/AAA*      1,000,000         1,005,538
                                                                                                            -------------
                                                                                                                1,814,601

FEDERAL HOME LOAN MORTGAGE
10.63% of Net Assets
Medium Term Note                                     4.875       3/15/2007      Aaa/AAA*      1,400,000         1,426,047
                                                                                                            -------------
                                                                                                                1,426,047

STUDENT LOAN MARKETING ASSOCIATION
8.50% of Net Assets
Medium Term Note                                     7.300        8/1/2012      Aaa/AAA*      1,000,000         1,139,448
                                                                                                            -------------
                                                                                                                1,139,448

CASH EQUIVALENTS
1.10% of Net Assets
US Bank U.S. Treasury Money Market Fund                                                         147,853           147,853
                                                                                                            -------------
                                                                                                                  147,853
                                                                                                            -------------

Total Investments (cost $12,704,307)(a) - 98.94% of Net Assets                                              $  13,269,040
                                                                                                            =============

       * Standard and Poor's Corporation
         All other ratings by Moody's Investors Service, Inc.


       # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                     Unrealized appreciation                $   564,733
                                                     Unrealized depreciation                          -
                                                                                            -----------
                                                     Net unrealized appreciation            $   564,733
                                                                                            ===========


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002

ASSETS:
Investments in securities, at value (Cost: $12,704,307)                    $ 13,269,040
Interest receivable                                                             206,024
                                                                           ------------
         Total assets                                                        13,475,064

LIABILITIES:
Payable for:
     Distributions                                              $  58,919
     Management fee                                                 2,171
     Transfer agent                                                 1,628
     Other fees                                                       701
                                                                ---------
         Total liabilities                                                       63,419
                                                                           ------------

NET ASSETS:

Capital                                                                      13,869,560
Net accumulated realized loss on investment transactions                     (1,022,648)
Net unrealized appreciation in value of investments                             564,733
                                                                           ------------
Net assets at value                                                        $ 13,411,645
                                                                           ============

NET ASSET VALUE, offering price and redemption price per share
           ($13,411,645 -:- 1,332,258 shares outstanding)                  $      10.07
                                                                           ============

================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2002

Net investment income:
     Interest income                                            $ 761,492
                                                                ---------
     Expenses:
         Management fee                                            24,269
         Transfer agent                                            18,201
         Professional fees                                          1,920
         Trustee fees                                               1,065
         Printing fees                                              4,600
         Postage fees                                               4,500
         Other expenses                                             3,535
                                                                ---------
         Total expenses                                            58,090
                                                                ---------
Net investment income                                             703,402
                                                                ---------
Realized and unrealized gain/(loss) on investments:
     Net realized loss                                            (13,948)
     Net increase in unrealized appreciation                      297,636
                                                                ---------
Net realized and unrealized gain on investments                   283,688
                                                                ---------
Net increase in net assets resulting from operations            $ 987,090
                                                                =========

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2002 and 2001

                                                                 2002            2001
                                                             ------------    ------------
Increase in net assets:
  Operations:
    Net investment income                                    $    703,402    $    709,237
    Net realized loss on investments                              (13,948)         (8,314)
    Net increase in unrealized appreciation                       297,636         444,852
                                                             ------------    ------------
  Net increase in net assets resulting from operations            987,090       1,145,775
  Distributions to shareholders from net investment income       (703,402)       (709,237)
  Net fund share transactions                                   2,071,240         452,887
                                                             ------------    ------------
Total increase                                                  2,354,928         889,425
Net assets:
  Beginning of year                                            11,056,717      10,167,292
                                                             ------------    ------------
  End of year                                                $ 13,411,645    $ 11,056,717
                                                             ============    ============

================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                            For the years ended June 30,
                                             --------------------------------------------------------
                                                2002        2001        2000        1999       1998
                                             --------    --------    --------    --------    --------
Net asset value, beginning of year           $   9.83    $   9.43    $   9.73    $  10.14    $   9.89
                                             --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                          0.58        0.64        0.65        0.64        0.66
  Net gains/(losses) on securities,
     both realized and unrealized                0.24        0.40       (0.30)      (0.41)       0.25
                                             --------    --------    --------    --------    --------
Total from investment operations                 0.82        1.04        0.35        0.23        0.91
Less distributions:
  Distributions from net investment income      (0.58)      (0.64)      (0.65)      (0.64)      (0.66)
                                             --------    --------    --------    --------    --------
Net asset value, end of year                 $  10.07    $   9.83    $   9.43    $   9.73    $  10.14
                                             ========    ========    ========    ========    ========
Total return                                     8.54%      11.29%       3.76%       2.21%       9.47%
Net assets, end of year (in thousands)       $ 13,412    $ 11,057    $ 10,167    $ 10,778    $  9,596
Ratio of expenses to average net assets          0.48%       0.42%       0.41%       0.49%       0.53%
Ratio of net investment income to
     average net assets                          5.81%       6.56%       6.83%       6.32%       6.57%
Portfolio turnover                              75.15%      24.94%      33.35%      24.04%      23.49%


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

June 30, 2002


1.     Significant Accounting Policies

       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

             the Alabama Tax-Free Income Series, a non-diversified portfolio,

             the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

             the Mississippi Tax-Free Income Series, a non-diversified portfolio,

             the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

             the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

       A.    Security Valuation
             Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value.

       B.    Security Transactions
             Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

June 30, 2002

1.  Significant  Accounting Policies, continued:

     C.  Security Income
         Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

     D.  Federal Income Taxes
         Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2002. Therefore, no federal income tax provision is required.

     E.  Distributions
         All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

         Monthly for:   the Kentucky Tax-Free Short-to-Medium Series, and
                        the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series, and

         Quarterly for: the Alabama Tax-Free Income Series, and
                        the Kentucky Tax-Free Income Series, and the Mississippi Tax-Free Income Series, and the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

         Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

     F.  Estimates
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

     G.  Income Recognition
         In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a material impact on the funds.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

2.     Investment Advisory Fee and Other Transactions with Affiliates:

       The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

       Range of Net Assets                                                      $100,000,001-
                                                          $0-$100,000,000       $150,000,000       $150,000,001+
       Alabama Tax-Free Income Series                         .50 of 1%           .45 of 1%          .40 of 1%
       Kentucky Tax-Free Income Series                        .50 of 1%           .45 of 1%          .40 of 1%
       Kentucky Tax-Free Short-to-Medium Series               .50 of 1%           .45 of 1%          .40 of 1%
       Mississippi Tax-Free Income Series                     .50 of 1%           .45 of 1%          .40 of 1%
       North Carolina Tax-Free Income Series                  .50 of 1%           .45 of 1%          .40 of 1%
       North Carolina Tax-Free Short-to-Medium Series         .50 of 1%           .45 of 1%          .40 of 1%
       Tennessee Tax-Free Income Series                       .50 of 1%           .45 of 1%          .40 of 1%
       Tennessee Tax-Free Short-to-Medium Series              .50 of 1%           .45 of 1%          .40 of 1%
       Intermediate Government Bond Series                    .20 of 1%           .20 of 1%          .20 of 1%

       However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.


       For the period ended June 30, 2002 investment advisory fees for:

       the Alabama Tax-Free Income Series totaled $10,284; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $10,825 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $6,575; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $7,796 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $147,440; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $40,898 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $33,422; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $20,901 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $234,426; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $72,480 in accordance with the investment advisory agreement, and the Tennessee Tax-Free Short-to-Medium Series totaled $38,624; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $27,126 in accordance with the investment advisory agreement.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

June 30, 2002


2. Investment Advisory Fee and Other Transactions with Affiliates, continued:

       In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds' Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.


3.     Purchases and Sales of Securities

       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

                                                            Purchases           Sales/Calls
                                                        ----------------    ---------------
       Alabama Tax-Free Income Series                   $     1,553,586      $     372,616
       Kentucky Tax-Free Income Series                      120,179,438         49,559,004
       Kentucky Tax-Free Short-to-Medium Series              30,437,472          5,671,895
       Mississippi Tax-Free Income Series                     1,034,973             45,200
       North Carolina Tax-Free Income Series                  8,603,184          1,906,615
       North Carolina Tax-Free Short-to-Medium Series         5,250,691            893,200
       Tennessee Tax-Free Income Series                       9,942,515          5,481,015
       Tennessee Tax-Free Short-to-Medium Series              5,722,878          1,701,416
       Intermediate Government Bond Series                   11,134,848          9,056,381



4.     Capital Shares

       At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-------------------------------------------------------------------------------------------------
ALABAMA TAX-FREE INCOME SERIES          Year Ended June 30, 2002      Year Ended June 30, 2001
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                                187,892    $  2,091,440       137,419     $  1,489,033
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                        6,663          73,594         2,020           21,717
-------------------------------------------------------------------------------------------------
Shares redeemed                            (98,284)     (1,094,498)      (42,990)        (465,465)
-------------------------------------------------------------------------------------------------
Net increase                                96,271    $  1,070,536        96,449     $  1,045,285
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE INCOME SERIES         Year Ended June 30, 2002      Year Ended June 30, 2001
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
Shares sold                             12,104,599    $ 90,309,070     8,390,504     $ 61,897,104
-------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                    1,821,017      13,529,947     1,736,121       12,748,290
-------------------------------------------------------------------------------------------------
Shares redeemed                         (5,337,063)    (39,770,506)    4,871,764)     (35,872,473)
-------------------------------------------------------------------------------------------------
Net increase                             8,588,553    $ 64,068,511     5,254,861     $ 38,772,921
-------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

4.   Capital Shares, continued:

--------------------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE
SHORT-TO-MEDIUM SERIES                               Year Ended June 30, 2002           Year ended June 30, 2001
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES           AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                         9,073,064      $ 47,881,527        3,759,209    $  19,479,511
--------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                 355,615         1,873,388          284,925        1,470,484
--------------------------------------------------------------------------------------------------------------------
Shares redeemed                                    (4,961,145)      (26,159,467)      (3,458,472)     (17,870,496)
--------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                             4,467,534      $ 23,595,448          585,662    $   3,079,499
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI TAX-FREE
INCOME SERIES                                        Year Ended June 30, 2002           Year ended June 30, 2001
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES           AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                           127,812      $  1,394,087           89,978    $     963,788
--------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                   4,080            44,391            1,461           15,656
--------------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (40,975)         (448,245)         (39,124)        (417,246)
--------------------------------------------------------------------------------------------------------------------
Net increase                                           90,917      $    990,233           52,315    $     562,198
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE
INCOME SERIES                                        Year Ended June 30, 2002           Year ended June 30, 2001
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES           AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                           980,550      $ 10,457,089          536,809    $   5,711,390
--------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                  86,993           922,949           71,982          759,194
--------------------------------------------------------------------------------------------------------------------
Shares redeemed                                      (456,591)       (4,860,271)        (288,669)      (3,057,201)
--------------------------------------------------------------------------------------------------------------------
Net increase                                          610,952      $  6,519,767          320,122    $   3,413,383
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE
SHORT-TO-MEDIUM SERIES                               Year Ended June 30, 2002           Year Ended June 30, 2001
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES           AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                           670,664      $  6,949,432          261,482    $   2,643,903
--------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                  20,068           207,575           15,698          158,404
--------------------------------------------------------------------------------------------------------------------
Shares redeemed                                      (282,523)       (2,923,600)        (228,651)      (2,313,219)
--------------------------------------------------------------------------------------------------------------------
Net increase                                          408,209      $  4,233,407           48,529    $     489,088
--------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

4.   Capital Shares, continued:

----------------------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE INCOME SERIES                        Year Ended June 30, 2002          Year ended June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                         SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                              814,016       $  8,803,282       727,200       $  7,772,225
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                    101,555          1,090,890        98,186          1,039,289
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (630,054)        (6,788,684)     (552,558)        (5,867,912)
----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                  285,517       $  3,105,488       272,828       $  2,943,602
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE
SHORT-TO-MEDIUM SERIES                                  Year Ended June 30, 2002          Year ended June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                          SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                              755,112       $  7,893,417       479,704       $  4,966,908
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                     18,487            192,640        17,759            181,108
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (388,393)        (4,045,034)     (430,468)        (4,452,846)
----------------------------------------------------------------------------------------------------------------------
Net increase                                             385,206       $  4,041,023        66,815       $    695,170
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND
SERIES                                                  Year Ended June 30, 2002          Year ended June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                          SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold                                              333,482       $  3,328,905       148,115       $  1,437,753
----------------------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
Net investment income                                     44,811            447,216        45,162            438,627
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (171,088)        (1,704,881)     (146,179)        (1,423,493)
----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                  207,205       $  2,071,240        47,098       $    452,887
----------------------------------------------------------------------------------------------------------------------


5.   Concentration of credit risk

     The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a municipal bond fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

6.  Federal Income Taxes

    At June 30, 2002 the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any.

    The capital loss carry forwards expire as follows:

                                                   2003         2004        2005     2006    2007       2008         2009      2010
                                                 ----------------------------------------------------------------------------------
Alabama Tax-Free Income Series                          -           -          -        -       -          -            -   $    63
Kentucky Tax-Free Income Series                         -           -          -        -       -   $649,863   $2,355,968         -
Kentucky Tax-Free Short-to-Medium Series         $344,195     $10,144   $188,198  $73,155       -    135,232      312,672    34,064
North Carolina Tax-Free Income Series                   -           -          -        -       -    112,544            -    17,738
North Carolina Tax-Free Short-to-Medium Series          -           -        763      804       -      6,858       22,226         -
Tennessee Tax-Free Income Series                        -           -          -        -       -    276,976      523,414    69,806
Tennessee Tax-Free Short-to-Medium Series               -           -          -    1,722       -     21,890       37,349         -
Intermediate Government Bond Series               659,407      87,381          -        -       -    209,853       46,873         -

    During the current fiscal year the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series utilized $168,398; $1,688; $3,411 and $5,186 of capital loss carryforwards respectively.

    The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

    Capital losses incurred after October 31 ("Post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Funds incurred and will elect to defer net capital losses during the fiscal 2002 as follows:

                                                             Post
                                                            October
                                                             Losses
                                                          ----------

Alabama Tax-Free Income Series                            $  (2,694)
Kentucky Tax-Free Income Series                            (167,676)
Kentucky Tax-Free Short-to-Medium Series                     (9,394)
Mississippi Tax-Free Income Series                              (62)
North Carolina Tax-Free Income Series                       (13,795)
North Carolina Tax-Free Short-to-Medium Series                    0
Tennessee Tax-Free Income Series                            (20,398)
Tennessee Tax-Free Short-to-Medium Series                      (535)
Intermediate Government Bond Series                         (19,134)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

6.  Federal Income Taxes, continued:

The tax character of distributions paid for the years ended June 30, 2001 and 2002 were as follows:

                                                           6/30/2001                             6/30/2002
                                                --------------------------------    ----------------------------------
                                                    Tax Exempt        Ordinary           Tax Exempt         Ordinary
                                                      Income           Income              Income            Income
                                                --------------------------------    ----------------------------------
Alabama Tax-Free Income Series                      $     24,763            -            $      87,850              -
Kentucky Tax-Free Income Series                       22,153,575            -               23,705,376              -
Kentucky Tax-Free Short-to-Medium Series               2,278,365            -                2,713,182              -
Mississippi Tax-Free Income Series                        18,466            -                   51,945              -
North Carolina Tax-Free Income Series                  1,073,536            -                1,283,603              -
North Carolina Tax-Free Short-to-Medium Series           177,571            -                  236,031              -
Tennessee Tax-Free Income Series                       2,057,921            -                2,182,682              -
Tennessee Tax-Free Short-to-Medium Series                270,262            -                  289,969              -
Intermediate Government Bond Series                            -    $ 709,237                        -     $  701,639

Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.


7.   Line of Credit Agreement

    Under the terms of an agreement with the funds' custodian, principal amounts up to 5% of a Fund's net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the not and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

    .  Provide the lender with the Funds' annual report
    . Comply with all agreements with the lender and with applicable laws and regulations
    .  Maintain appropriate insurance coverage

    No borrowings were outstanding during the fiscal year 2002.

8.  Trustee Information (unaudited):

       The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Two of the Trust's trustees are "interested persons" of the Trust's Investment Advisor and of the Trust within the meaning of
       Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

8.   Trustee Information (unaudited), continued:

     The following table sets forth information as to the trustees:


Interested Persons:
----------------------------------------------------------------------------------------------------------------------------
Name, Address and Age          Position(s)    Term of Office    Principal Occupation(s)         Number of    Other
                               held with      and Length of     During Past 5 Years             Portfolios   Directorships
                               Fund           Time Served                                       in Fund      Held by
                                                                                                Complex      Director
                                                                                                Overseen
                                                                                                by Trustee
----------------------------------------------------------------------------------------------------------------------------
THOMAS P. DUPREE SR.           President      Annual Term       Chairman of the Board of             9       Office Suites
125 South Mill Street          and Trustee    23 years          Dupree & Company, Inc.,                      Plus
Lexington, KY 40507                           service as        President of Dupree
Age: 72                                       President and     Investment Advisers, Inc.
                                              Trustee           Director, Office Suites Plus,
                                              (Director)        Inc.
----------------------------------------------------------------------------------------------------------------------------
WILLIAM T. GRIGGS, II          Vice           Annual Term       President of Dupree &                9
125 South Mill Street          President      4 years of        Company, Inc. and Dupree
Lexington, KY  40507           Assistant      Service as        Investment Advisers, Inc.
Age: 51                        Secretary      Director;  10
                               and Trustee    years of
                                              Service as Vice
                                              President,
                                              Assistant
                                              Secretary
----------------------------------------------------------------------------------------------------------------------------
Non Interested Persons
----------------------------------------------------------------------------------------------------------------------------
WILLIAM A. COMBS, JR.          Chairman,      Annual Term       Secretary, Treasurer,                9       First
111 Woodland Ave., #510        Trustee        2 years of        Director, Dana Motor                         Security
Lexington, KY 40502                           Service           Cincinnati, Ohio;                            Bank,
Age: 62                                       Chairman; 14      Secretary-Treasurer, Director                Lexington, KY
                                              years of          Freedom Dodge, Lexington, KY;
                                              Service Trustee   Secretary, Treasurer,
                                                                Director Ellerslie Realty
                                                                Inc., Lexington, KY; Partner,
                                                                Forkland Development Co.,
                                                                Lexington, KY; Partner,
                                                                Lexland, Lexington, KY.;
                                                                Director, First Security Bank,
                                                                Lexington, KY
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LUCY A. BREATHITT              Trustee        Annual Term       Alexander Farms, farming;            9
1703 Fairway Drive                            6 years of        Kentucky Horse Park
Lexington, KY 40502                           Service Trustee   Foundation Board; Kentucky
Age: 65                                                         Horse Park Museum Board,
                                                                Kentucky State Nature
                                                                Preserves Commission
----------------------------------------------------------------------------------------------------------------------------
J. WILLIAM HOWERTON            Trustee        Annual Term       Judge (retired November 1996)        9
3954 Primrose Place                           2 years of        KY Court of Appeals; Lifetime
Paducah, KY 42001                             Service Trustee   Trustee Paducah Junior
Age: 70                                                         College; Self-Employed
                                                                Mediator, Arbitrator and
                                                                Special Judge.
----------------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2002

8.   Trustee Information (unaudited), continued:

----------------------------------------------------------------------------------------------------------------------------
Name, Address and Age        Position(s)    Term of Office      Principal Occupation(s)        Number of     Other
                             held with      and Length of       During Past 5 Years            Portfolios    Directorships
                             Fund           Time Served                                        in Fund       Held by
                                                                                               Complex       Director
                                                                                               Overseen by
                                                                                               Trustee
----------------------------------------------------------------------------------------------------------------------------
WILLIAM S. PATTERSON         Trustee        23 Years of         President, CEO, Cumberland          9
367 West Short Street                       Service             Surety Co., Lexington, KY,
Lexington, KY 40507                         Trustee             President, Patterson & Co.,
Age: 70                                                         Frankfort, KY, (real estate
                                                                development, thoroughbred
                                                                horse breeding, farming)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2001 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust's investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information ("SAI") includes additional information about fund directors and is available upon request without charge. Please call
(800)866-0614 to request the SAI.

                         Report of Independent Auditors


To the Board of Trustees and Shareholders
Dupree Mutual Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series comprising Dupree Mutual Funds as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Cincinnati, Ohio
August 8, 2002

INVESTMENT ADVISER
TRANSFER AGENT  and DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149


CUSTODIAN
U S Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio 45201-1118


INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, Ohio 45202

LEGAL COUNSEL
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 45022

HOW TO REACH US
Dupree Mutual Funds
P.O. Box 1149
Lexington, Kentucky 40588-1149

BY PHONE:
800 866 0614

E-MAIL
INQUIRY@DUPREE-FUNDS.COM
WWW.Dupree-Funds.Com

IN NORTH CAROLINA
Carolina Financial Investments, LLC
P. O. Box 1466
Brevard, NC 28712
Phone:  800 284 2562
Local:  828 862 8100
E-Mail cfinvest@citcom.net

BOARD OF TRUSTEES
Thomas P. Dupree, Sr.
Chairman
Dupree & Company, Inc.

William A. Combs, Jr.
Chairman, Dupree Mutual Funds
Secretary, Treasurer, Director, Freedom
Dodge, Lexington, Kentucky Dana
Motor Company, Cincinnati, Ohio;
Secretary, Treasurer, Director, Ellerslie
Reality, Inc., Lexington, KY; Partner,
Forkland Development Company,
Lexington, KY; Partner, Lexland,
Lexington, KY; Director, First Security
Bank, Lexington, KY

William T. Griggs II
President
Dupree & Company, Inc.

Lucy A. Breathitt
Alexander Farms, farming: KY Horse
Park Foundation Board; KY Horse Park
Museum Board


C. Timothy Cone
President, Gess, Mattingly & Atchison,
P.S.C. (law firm)


J. William Howerton
Judge (retired November 1996) KY
Court of Appeals; Lifetime Trustee
Paducah Junior College, Self-Employed
Mediator, Arbitrator and Special Judge

William S. Patterson
President and CEO
Cumberland Surety Insurance Co., Inc.
Lexington, Kentucky

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the this 29th day of October, 2002.


                                       DUPREE MUTUAL FUNDS



                                       By  _____________________
                                           Thomas P. Dupree, Sr.
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signatures                          Title                                 Date
       ----------                          -----                                 ----
_____________________      President (Principal Executive Officer)              10-29-02
Thomas P. Dupree, Sr.      and Trustee                                          --------


_____________________      Vice President, Secretary, and Treasurer             10-29-02
Michelle Dragoo                                                                 --------


_____________________      Vice President, Assistant Secretary and Trustee      10-29-02
William T. Griggs II                                                            --------


_____________________      Trustee, Chairman                                    10-29-02
William A. Combs                                                                --------


_____________________      Trustee                                              10-29-02
J. William Howerton                                                             --------


_____________________      Trustee                                              10-29-02
William S. Patterson                                                            --------


_____________________      Trustee                                              10-29-02
Lucy Breathitt                                                                  --------

                              DUPREE MUTUAL FUNDS
                         POST-EFFECTIVE AMENDMENT NO. 43


PART C of Form N-1A


Item 23. Exhibits

(A) The Declaration of Trust, including previous amendments is incorporated by reference from Post Effective Amendments No. 39 and 40
(B)    Bylaws
(C) The Certificates of Beneficial Interest are incorporated by reference from Post Effective Amendments 39 and 40
(D)    Investment Advisory contracts
(E)    N/A
(F)    N/A
(G) Custodian Agreement is incorporated by reference from Post Effective Amendments 39 and 40 (H) Transfer Agent Agreement (I) Legal Opinion (J) Consent of Independent Accounts (K) Schedule for computation of each performance quotation shown at "How We Compute Our Yields" in Statement of Additional Information
(L)    N/A
(M)    N/A
(N)    N/A
(O)    Reserved/N/A
(P) Code of Ethics for the Fund and the Investment Advisor are incorporated by reference from Post Effective Amendment 42

Item 24 Persons Controlled by or under Common control with Registrant - Inapplicable

Item 25 Indemnification - Pursuant to the provisions of Section 7.4 of the Declaration of Trust, the Trust shall indemnify any Trustee or officer of the Trust against satisfaction of judgments or payment of expenses incurred by such person while in office by reason of being such a Trustee or officer, except that such indemnity shall not apply to any liability incurred by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. No indemnity shall be made unless (a) a final decision on the merits is made by the court or other body before whom the proceeding is brought that the person to be indemnified is not liable or, (b) a reasonable determination is made, based upon a review of the facts, that the person is not liable, either by (i) a vote of a majority of a quorum of the "not interested" Trustees who are not parties to the proceeding or by (ii) an independent legal counsel in a written opinion.

Item 26    Business and Other Connections of the Investment Adviser - The
           Investment

           Adviser of each of the series of the Registrant is Dupree & Company, Inc., which is a Kentucky Corporation located at 125 South Mill Street, suite 100, Lexington, Kentucky 40507. Dupree & Company, Inc. also serves as the Transfer Agent for the Registrant. Thomas P. Dupree is the Chairman of the Board of Dupree & Company, Inc., and President of the Registrant. William T. Griggs, II is President of Dupree & Company, Inc. and Vice President and Assistant Secretary for the Registrant. Michelle M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and the Registrant. Alison L. Arnold is Assistant Vice President of Dupree & Company, Inc. and the Registrant.

Item 27    Principal Underwriters - Inapplicable

Item 28 Location of Accounts and Records - Physical possession of each account, book or other document required to be maintained by section 31(a) and the rules under that section is maintained by Thomas P. Dupree, Dupree & Company, Inc., 125 South Mill Street, Suite 100, Vine Center, Lexington, Kentucky 40507.

Item 29    Management Services - Described in parts A and B

Item 30    Undertakings - None

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO


                         POST-EFFECTIVE AMENDMENT NO 43


                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940